UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   -------------------------------------------

                               Fifth Third Funds
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, Ohio     43219
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: October 31, 2006
                          ----------------

Item 1. Schedule of Investments.

FIFTH THIRD SMALL CAP GROWTH FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES
                                                                      OR
                                                                  PRINCIPAL
                                                                    AMOUNT                                                    VALUE
COMMON STOCKS  (97.5%)
Aeropostale, Inc. *                                                 73,300                                                 $  2,148
American Medical Systems Holdings, Inc. * (g)                       85,900                                                    1,530
aQuantive, Inc. * (g)                                               64,300                                                    1,748
ArthroCare Corp. *                                                  50,100                                                    2,101
Atheros Communications * (g)                                        60,900                                                    1,323
Basic Energy Services, Inc. *                                       80,100                                                    1,958
Beacon Roofing Supply, Inc. * (g)                                   94,900                                                    1,879
Benchmark Electronics, Inc. *                                       70,600                                                    1,874
Bucyrus International, Inc., Class A                                60,300                                                    2,527
Carpenter Technology Corp.                                          25,300                                                    2,707
Children's Place Retail Stores, Inc. * (g)                          45,300                                                    3,181
Christopher & Banks Corp.                                           85,900                                                    2,318
Core Laboratories N.V. *                                            36,000                                                    2,624
Crocs, Inc. * (g)                                                   64,700                                                    2,563
Delek US Holdings, Inc. *                                          135,600                                                    2,526
Digene Corp. *                                                      43,900                                                    2,038
East-West Bancorp., Inc.                                            61,600                                                    2,249
Energy Conversion Devices, Inc. * (g)                               66,900                                                    2,461
Epicor Software Corp. * (g)                                        170,800                                                    2,396
First Cash Financial Services, Inc. *                              155,700                                                    3,366
FormFactor, Inc. *                                                  70,900                                                    2,707
Gardner Denver, Inc. *                                              63,100                                                    2,145
General Cable Corp. *                                               80,500                                                    3,027
Grey Wolf, Inc. * (g)                                              212,400                                                    1,487
HealthExtras, Inc. * (g)                                            95,600                                                    2,202
Hibbet Sporting Goods, Inc. * (g)                                   89,100                                                    2,605
Hologic, Inc. * (g)                                                 55,100                                                    2,653
Houston Wire and Cable Co. * (g)                                   140,200                                                    2,965
Hub Group, Inc., Class A * (g)                                     105,100                                                    2,854
Hub International Ltd. (g)                                          76,000                                                    2,279
Huron Consulting Group, Inc. *                                      79,900                                                    3,193
Inventiv Health, Inc. *                                             68,300                                                    1,953
Jarden Corp. * (g)                                                  69,100                                                    2,486
LivePerson, Inc. *                                                 295,000                                                    1,643
LKQ Corp. * (g)                                                    107,300                                                    2,483
Mobile Mini, Inc. * (g)                                             88,100                                                    2,834
Morton's Restaurant Group, Inc. *                                  140,900                                                    2,281
MWI Veterinary Supply, Inc. *                                       60,800                                                    2,037
NCI, Inc. *                                                        160,500                                                    1,863
NETGEAR, Inc. *                                                     98,200                                                    2,632
NICE Systems Ltd., ADR *                                           106,500                                                    3,278
NuVasive, Inc. * (g)                                               121,600                                                    2,859
OpenTV Corp., Class A *                                            665,900                                                    1,984
Parametric Technology Corp. *                                      157,500                                                    3,078
PGT, Inc. * (g)                                                    156,100                                                    2,312
Pinnacle Entertainment, Inc. *                                      58,200                                                    1,761
PMC-Sierra, Inc. * (g)                                             369,000                                                    2,446
Providence Service Corp. * (g)                                      85,100                                                    2,339
Psychiatric Solutions, Inc. * (g)                                   93,000                                                    3,088
Quality Systems, Inc.                                               60,450                                                    2,566

Respironics, Inc. *                                                 67,700                                                    2,391
Sciele Pharma, Inc. * (g)                                          137,000                                                    2,988
Shutterfly, Inc. * (g)                                              18,858                                                      248
SI International, Inc. * (g)                                        73,900                                                    2,451
Stage Stores, Inc.                                                  66,400                                                    2,152
Stellent, Inc.                                                      84,000                                                      938
Superior Energy Services, Inc. *                                    64,852                                                    2,030
Symmetricom, Inc. * (g)                                            285,300                                                    2,416
Texas Industries, Inc.                                              48,700                                                    3,024
Thomas Weisel Partners Group, Inc. * (g)                            94,100                                                    1,507
Trammell Crow Co. *                                                 74,500                                                    3,632
Trident Microsystems, Inc. * (g)                                   116,800                                                    2,469
Ultrapetrol Bahamas Ltd. *                                         240,200                                                    2,597
United Natural Foods, Inc. * (g)                                    58,100                                                    2,028
Vasco Data Security International, Inc. * (g)                      280,800                                                    3,254
VCA Antech, Inc. *                                                  78,200                                                    2,531
Zenith National Insurance Corp.                                     43,100                                                    2,005
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         158,218
                                                                                                                            =======

INVESTMENTS IN AFFILIATES (h)  (4.5%)
Fifth Third Institutional Money                                  7,377,705                                                    7,378
Market Fund                                                                                                                   -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               7,378
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (31.0%)
Pool of various securities for Fifth Third Funds                $   50,248                                                   50,248
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        50,248
                                                                                                                             ------
TOTAL (COST $177,367) (+)   -   133.0%                                                                                     $215,844
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MID CAP GROWTH FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (99.0%)
Abercrombie & Fitch Co., Class A                                    83,000                                                 $  6,362
Affiliated Managers Group, Inc. * (g)                               63,200                                                    6,329
Akamai Technologies, Inc. * (g)                                    103,000                                                    4,827
Allegheny Technologies, Inc. (g)                                   109,100                                                    8,589
Alliance Data Systems Corp. * (g)                                  103,900                                                    6,309
Amdocs Ltd. *                                                      167,100                                                    6,477
American Medical Systems Holdings,                                 202,400                                                    3,605
Inc. * (g)
Autodesk, Inc. *                                                   134,100                                                    4,928
C.H. Robinson Worldwide, Inc. (g)                                  112,100                                                    4,679
CACI International, Inc., Class A *                                109,500                                                    6,300
Cadence Design Systems, Inc. *                                     275,800                                                    4,926
CapitalSource, Inc. (g)                                            255,000                                                    7,074
Carters, Inc. * (g)                                                162,300                                                    4,582
Citrix Systems, Inc. *                                             214,000                                                    6,319
Coach, Inc. *                                                      187,000                                                    7,413
Cognizant Technology Solutions Corp. *                              69,500                                                    5,232
Coldwater Creek, Inc. * (g)                                        198,100                                                    6,040
Community Health Systems, Inc. *                                   111,600                                                    3,621
Complete Production Services, Inc. *                               126,704                                                    2,444
Comverse Technology, Inc. *                                        218,292                                                    4,752
Corporate Executive Board Co.                                       82,000                                                    7,364
Covance, Inc. * (g)                                                 86,200                                                    5,043
Coventry Health Care, Inc. *                                        88,500                                                    4,155
Cytyc Corp. * (g)                                                  238,300                                                    6,296
DaVita, Inc. *                                                     122,400                                                    6,808
E*TRADE Financial Corp. *                                          237,800                                                    5,536
Electronic Arts, Inc. *                                            109,000                                                    5,765
Express Scripts, Inc. *                                             99,700                                                    6,353
FormFactor, Inc. *                                                 119,300                                                    4,555
Gardner Denver, Inc. *                                             145,000                                                    4,929
GEN-Probe, Inc. * (g)                                               86,000                                                    4,117
GlobalSantaFe Corp. (g)                                            102,100                                                    5,300
Guess?, Inc. * (g)                                                 105,750                                                    6,022
Herbalife Ltd. * (g)                                               210,600                                                    7,708
IDEX Corp.                                                          65,100                                                    3,053
Intersil Corp., Class A                                             78,000                                                    1,829
ITT Industries, Inc.                                               104,000                                                    5,657
J.C. Penney Co., Inc.                                               57,300                                                    4,311
Jones Lang LaSalle, Inc. (g)                                        60,200                                                    5,538
Joy Global, Inc.                                                   144,350                                                    5,646
Laureate Education, Inc. * (g)                                     128,018                                                    6,749
Manpower, Inc.                                                      98,100                                                    6,648
Marriott International, Inc., Class A                              166,900                                                    6,972
Martin Marietta Materials, Inc. (g)                                 57,000                                                    5,016
MICROS Systems, Inc. *                                              76,400                                                    3,796
Nabors Industries Ltd. * (g)                                       123,200                                                    3,804
National Semiconductor Corp. (g)                                   240,000                                                    5,829
National-Oilwell Varco, Inc. *                                     119,100                                                    7,194
Network Appliance, Inc. *                                           70,000                                                    2,555

NII Holdings, Inc. * (g)                                           134,800                                                    8,766
NVIDIA Corp. *                                                      63,000                                                    2,197
Pharmaceutical Product                                             109,100                                                    3,453
Development, Inc.
PMC-Sierra, Inc. * (g)                                             560,000                                                    3,713
Polo Ralph Lauren Corp.                                            101,100                                                    7,178
Precision Castparts Corp.                                          114,100                                                    7,766
ProAssurance Corp. *                                                58,700                                                    2,859
Respironics, Inc. *                                                181,900                                                    6,425
SanDisk Corp. * (g)                                                 90,000                                                    4,329
Scientific Games Corp., Class A * (g)                              177,100                                                    4,964
Starwood Hotels & Resorts                                           79,100                                                    4,725
Worldwide, Inc.
Stericycle, Inc. * (g)                                              77,000                                                    5,445
T. Rowe Price Group, Inc.                                          163,800                                                    7,749
Thermo Electron Corp. * (g)                                        156,100                                                    6,692
Time Warner Telecom, Inc., Class A *(g)                            358,893                                                    7,156
Tractor Supply Co. * (g)                                            97,800                                                    4,735
Ultra Petroleum Corp. *                                             74,100                                                    3,955
Urban Outfitters, Inc. * (g)                                       157,700                                                    2,760
VCA Antech, Inc. *                                                 162,800                                                    5,270
WESCO International, Inc. * (g)                                    120,100                                                    7,839
XTO Energy, Inc.                                                    92,100                                                    4,297
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         377,629
                                                                                                                            =======

INVESTMENTS IN AFFILIATES (h)  (1.5%)
Fifth Third Institutional Money Market Fund                      5,626,876                                                    5,627
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,627
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (28.1%)
Pool of various securities for Fifth Third Funds                $  107,368                                                  107,368
                                                                                                                            -------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       107,368
                                                                                                                            -------


TOTAL (COST $418,457) (+)   -   128.6%                                                                                     $490,624
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD QUALITY GROWTH FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (100.1%)
Accenture Ltd., Class A (g)                                        387,000                                                 $ 12,736
ACE Ltd.                                                           277,000                                                   15,858
Alberto-Culver Co.                                                 147,000                                                    7,469
Altera Corp. * (g)                                                 372,000                                                    6,860
Apple Computer, Inc. *                                             258,000                                                   20,918
AT&T, Inc. (g)                                                     242,000                                                    8,289
Autodesk, Inc. *                                                   278,000                                                   10,217
Bank of America Corp.                                              141,000                                                    7,596
Best Buy Co., Inc. (g)                                             486,000                                                   26,852
BJ Services Co.                                                    474,000                                                   14,296
Cadence Design Systems, Inc. *                                     416,000                                                    7,430
Caremark Rx, Inc.                                                  222,000                                                   10,929
Cephalon, Inc. * (g)                                               168,000                                                   11,790
Cerner Corp. * (g)                                                 181,000                                                    8,745
Cintas Corp.                                                        92,000                                                    3,809
Cisco Systems, Inc. * (g)                                        1,355,000                                                   32,695
Coach, Inc. *                                                      591,000                                                   23,427
Corning, Inc. *                                                    767,000                                                   15,670
CVS Corp.                                                          900,000                                                   28,241
Dover Corp.                                                        271,000                                                   12,873
Electronic Arts, Inc. *                                            136,000                                                    7,193
Foster Wheeler Ltd. *                                              269,000                                                   12,092
General Electric Corp.                                             168,000                                                    5,898
Genzyme Corp. * (g)                                                266,000                                                   17,958
Gilead Sciences, Inc. * (g)                                        360,000                                                   24,804
Halliburton Co. (g)                                                306,000                                                    9,899
Henry Schein, Inc. * (g)                                           316,000                                                   15,702
Hewlett-Packard Co.                                                220,000                                                    8,523
Illinois Tool Works, Inc.                                          236,000                                                   11,311
J.P. Morgan Chase & Co.                                            468,000                                                   22,202
Kellogg Co. (g)                                                    147,000                                                    7,396
Kohl's Corp. *                                                     114,000                                                    8,048
Laboratory Corp. of America Holdings *(g)                          111,000                                                    7,602
Manpower, Inc.                                                      89,000                                                    6,032
Marriott International, Inc., Class A                              375,000                                                   15,663
Merrill Lynch & Co., Inc.                                           90,000                                                    7,868
Microsoft Corp.                                                    579,000                                                   16,622
Morgan Stanley                                                     143,000                                                   10,929
MSC Industrial Direct Co., Inc., Class A                           162,000                                                    6,629
News Corp., Class B (g)                                            367,000                                                    7,979
Nordstrom, Inc. (g)                                                208,000                                                    9,849
Northern Trust Corp.                                               179,000                                                   10,511
NVIDIA Corp. * (g)                                                 236,000                                                    8,229
Oracle Corp. *                                                     476,000                                                    8,792
Peabody Energy Corp.                                               148,000                                                    6,212
PepsiCo, Inc.                                                      187,000                                                   11,863
Pharmaceutical Product Development, Inc.                           547,013                                                   17,313
Praxair, Inc.                                                      129,000                                                    7,772
Procter & Gamble Co.                                               262,000                                                   16,608
QUALCOMM, Inc.                                                     540,000                                                   19,651

Republic Services, Inc.                                            178,000                                                    7,300
Research in Motion Ltd. *                                           68,000                                                    7,989
Rockwell Automation, Inc.                                          107,000                                                    6,634
SAIC, Inc. *                                                         8,667                                                      173
Station Casinos, Inc. (g)                                          129,000                                                    7,779
Symantec Corp. * (g)                                               485,000                                                    9,622
Texas Instruments, Inc.                                            355,000                                                   10,714
Textron, Inc.                                                      149,000                                                   13,549
The Walt Disney Co.                                                244,000                                                    7,676
Union Pacific Corp.                                                121,000                                                   10,966
Varian Medical Systems, Inc. * (g)                                 192,000                                                   10,533
Vertex Pharmaceuticals, Inc. * (g)                                 210,000                                                    8,526
Western Union Corp. *                                              412,000                                                    9,085
Wyeth                                                              219,000                                                   11,176
                                                                                                                             ------
TOTAL COMMON STOCKS                                                                                                         755,572
                                                                                                                            =======

INVESTMENTS IN AFFILIATES (h)  (0.1%)
Fifth Third Institutional Money Market Fund                        713,001                                                      713
                                                                                                                                ---
TOTAL INVESTMENTS IN AFFILIATES                                                                                                 713
                                                                                                                                ---

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (21.5%)
Pool of various securities for Fifth Third Funds                  $162,080                                                  162,080
                                                                                                                            -------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       162,080
                                                                                                                            -------
TOTAL (COST $821,337) (+)   -   121.7%                                                                                     $918,365
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LARGE CAP CORE FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (97.6%)
Accenture Ltd., Class A                                             28,033                                                 $    923
AES Corp. *                                                         85,464                                                    1,879
Air Products and Chemicals, Inc.                                    24,897                                                    1,735
Alcoa, Inc.                                                         13,440                                                      389
Altria Group, Inc.                                                  37,578                                                    3,056
AMBAC Financial Group, Inc.                                          7,775                                                      649
American Eagle Outfitters, Inc.                                     27,839                                                    1,275
American International Group, Inc.                                  27,518                                                    1,849
AmeriCredit Corp. * (g)                                             52,179                                                    1,334
AmerisourceBergen Corp.                                              4,024                                                      190
Applied Biosystems Group                                            24,935                                                      930
Assurant, Inc.                                                       1,537                                                       81
AT&T, Inc. (g)                                                      31,944                                                    1,094
Autoliv, Inc.                                                       21,835                                                    1,241
Bank of America Corp.                                              106,997                                                    5,764
Bank of New York Co., Inc.                                          18,556                                                      638
BellSouth Corp.                                                      3,155                                                      142
Bemis Co.                                                            2,427                                                       82
Big Lots, Inc. * (g)                                                49,544                                                    1,044
Biogen Idec, Inc. *                                                 30,652                                                    1,459
BMC Software, Inc. * (g)                                            74,626                                                    2,262
Bristol-Myers Squibb Co.                                            16,400                                                      406
Cardinal Health, Inc.                                               32,684                                                    2,139
Caremark Rx, Inc.                                                   10,207                                                      502
Carolina Group                                                      10,893                                                      630
CBS Corp., Class B (g)                                              64,173                                                    1,857
Centerpoint Energy, Inc. (g)                                       155,139                                                    2,402
CenturyTel, Inc.                                                     2,669                                                      107
Chevron Corp.                                                       73,432                                                    4,935
Cincinnati Financial Corp.                                          10,801                                                      493
Cisco Systems, Inc. *                                              204,764                                                    4,941
CIT Group, Inc.                                                      1,502                                                       78
Citigroup, Inc.                                                    116,280                                                    5,832
Coca-Cola Co.                                                       75,014                                                    3,504
Coca-Cola Enterprises, Inc.                                         74,631                                                    1,495
Colgate-Palmolive Co.                                               10,848                                                      694
Comcast Corp., Class A * (g)                                        82,539                                                    3,357
ConAgra Foods, Inc.                                                  6,297                                                      165
ConocoPhillips                                                      11,045                                                      665
Countrywide Credit Industries, Inc.                                  2,047                                                       78
Coventry Health Care, Inc. *                                        34,929                                                    1,640
Deere & Co.                                                          3,475                                                      296
Dell, Inc. *                                                        46,143                                                    1,123
DENTSPLY International, Inc. (g)                                    56,999                                                    1,783
Deutsche Bank AG                                                    10,813                                                    1,366
Dillards Department Stores, Inc.                                     6,224                                                      188
Dollar Tree Stores, Inc. *                                          31,816                                                      989
E. I. du Pont de Nemours & Co.                                      57,355                                                    2,627
Emerson Electric Corp.                                              22,019                                                    1,858
Encana Corp.                                                        21,773                                                    1,034

Estee Lauder Companies Inc., Class A                                17,698                                                      715
Exxon Mobil Corp.                                                  139,276                                                    9,947
FedEx Corp.                                                         13,680                                                    1,567
Fidelity National Financial, Inc.                                   25,266                                                      563
Fidelity National Title Group, Inc.,                                26,472                                                      583
Class A
First American Financial Corp.                                       8,498                                                      347
First Data Corp.                                                    38,654                                                      937
Freddie Mac                                                         10,372                                                      716
Gap, Inc.                                                            6,405                                                      135
General Dynamics Corp.                                               4,129                                                      294
General Electric Corp. (a)                                         224,710                                                    7,889
General Mills, Inc.                                                 37,313                                                    2,121
Goldman Sachs Group, Inc. (g)                                       15,552                                                    2,952
Halliburton Co.                                                     62,543                                                    2,023
Hess Corp.                                                           2,052                                                       87
Hewlett-Packard Co.                                                110,425                                                    4,278
Honeywell International, Inc.                                        3,458                                                      146
Humana, Inc. *                                                      13,892                                                      834
IAC/InterActiveCorp. * (g)                                          61,049                                                    1,891
IBM Corp.                                                           16,419                                                    1,516
Illinois Tool Works, Inc.                                           34,287                                                    1,643
ImClone Systems, Inc. *                                              7,774                                                      243
Intel Corp.                                                         47,970                                                    1,024
Intuit, Inc. *                                                      72,741                                                    2,568
J.C. Penney Co., Inc. (g)                                           29,306                                                    2,205
J.P. Morgan Chase & Co.                                             90,947                                                    4,314
Johnson & Johnson                                                   27,284                                                    1,839
Jones Apparel Group, Inc.                                            5,964                                                      199
King Pharmaceuticals, Inc. * (g)                                    71,357                                                    1,194
Kohl's Corp. *                                                      25,824                                                    1,823
Kroger Co.                                                          56,483                                                    1,270
Laboratory Corp. of America                                         28,457                                                    1,948
Holdings * (g)
Lehman Brothers Holdings, Inc.                                      14,489                                                    1,128
Lexmark International, Inc. * (g)                                   39,132                                                    2,488
Loews Corp.                                                         36,600                                                    1,424
Magna International, Inc., Class A                                     502                                                       38
Manor Care, Inc.                                                    10,465                                                      502
Manulife Financial Corp.                                            20,420                                                      662
Marathon Oil Corp.                                                  34,860                                                    3,012
McDonalds Corp.                                                     42,012                                                    1,761
McGraw-Hill Cos., Inc.                                              26,367                                                    1,692
McKesson, Inc.                                                       4,980                                                      249
MeadWestvaco Corp.                                                   2,896                                                       80
Merck & Co., Inc.                                                   79,995                                                    3,634
Merrill Lynch & Co., Inc.                                           32,531                                                    2,844
Microsoft Corp. (a)                                                231,668                                                    6,651
Molson Coors Brewing Co., Class B (g)                               26,335                                                    1,875
Morgan Stanley                                                      37,741                                                    2,885
Motorola, Inc.                                                     121,542                                                    2,803
National Semiconductor Corp. (g)                                    61,330                                                    1,490
Norfolk Southern Corp.                                              30,320                                                    1,594
Northrop Grumman Corp.                                              38,159                                                    2,533
Nucor Corp.                                                         27,133                                                    1,585
Office Depot, Inc. *                                                35,187                                                    1,478
Old Republic International Corp.                                       828                                                       19
Parker Hannifin Corp. (g)                                            3,272                                                      274
Pepsi Bottling Group, Inc.                                          51,351                                                    1,624
PepsiCo, Inc.                                                        3,930                                                      249
Pfizer, Inc.                                                        70,756                                                    1,886
PG&E Corp. (g)                                                      57,365                                                    2,475

PPG Industries, Inc.                                                28,924                                                    1,978
Procter & Gamble Co.                                                31,599                                                    2,003
Raytheon Co.                                                        53,423                                                    2,668
Safeway, Inc.                                                        4,614                                                      135
Sears Holdings Corp. *                                              11,344                                                    1,979
Temple-Inland, Inc.                                                 22,647                                                      893
Tesoro Corp.                                                        13,966                                                      893
Texas Instruments, Inc.                                             93,277                                                    2,814
The PMI Group, Inc.                                                 19,589                                                      835
The Walt Disney Co.                                                 94,121                                                    2,961
TXU Corp.                                                           21,577                                                    1,362
Tyco International Ltd.                                             99,821                                                    2,938
U.S. Bancorp                                                        51,805                                                    1,753
UBS AG                                                              22,123                                                    1,324
Union Pacific Corp.                                                    335                                                       30
United Parcel Service, Inc.                                          4,574                                                      345
United Technologies Corp.                                              983                                                       65
Universal Health Services, Inc., Class B                             9,491                                                      503
V.F. Corp.                                                          21,119                                                    1,605
Valero Energy                                                       10,769                                                      564
Verizon Communications, Inc.                                        89,805                                                    3,323
Wachovia Corp.                                                      49,795                                                    2,764
Wal-Mart Stores, Inc.                                               14,996                                                      739
Waste Management, Inc.                                              21,698                                                      813
Watson Pharmaceuticals, Inc. *                                      21,074                                                      567
Wells Fargo & Co.                                                   84,626                                                    3,071
Western Union Corp. *                                               38,654                                                      852
Wyeth                                                                9,470                                                      483
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                         224,206
                                                                                                                            -------

INVESTMENTS IN AFFILIATES(h)  (2.4%)
Fifth Third Institutional Money Market Fund                      5,590,239                                                    5,590
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,590
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.3%)
Pool of various securities for Fifth Third Funds                $   25,931                                                   25,931
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        25,931
                                                                                                                             ------

TOTAL (COST $222,178) (+)   -   111.3%                                                                                     $255,727
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD EQUITY INDEX FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                    AMOUNT                                                    VALUE
COMMON STOCKS  (96.4%)
3M Co.                                                              24,885                                                 $  1,962
Abbott Laboratories                                                 50,696                                                    2,409
ACE Ltd.                                                            10,733                                                      614
ADC Telecommunications, Inc. *                                       3,870                                                       55
Adobe Systems, Inc. *                                               19,211                                                      735
Advanced Micro Devices, Inc. * (g)                                  15,979                                                      340
AES Corp. *                                                         21,729                                                      478
Aetna, Inc.                                                         18,170                                                      749
Affiliated Computer Services Inc., Class A *                         3,914                                                      209
AFLAC, Inc.                                                         16,458                                                      739
Agilent Technologies, Inc. *                                        13,544                                                      482
Air Products and Chemicals, Inc.                                     7,399                                                      515
Alberto-Culver Co.                                                   2,511                                                      128
Alcoa, Inc.                                                         28,719                                                      830
Allegheny Energy, Inc. * (g)                                         5,391                                                      232
Allegheny Technologies, Inc.                                         3,342                                                      263
Allergan, Inc.                                                       5,039                                                      582
Allied Waste Industries, Inc. * (g)                                  7,984                                                       97
Allstate Corp.                                                      20,972                                                    1,287
Alltel Corp.                                                        12,843                                                      685
Altera Corp. *                                                      11,859                                                      219
Altria Group, Inc.                                                  69,464                                                    5,651
Amazon.com, Inc. * (g)                                              10,206                                                      389
AMBAC Financial Group, Inc.                                          3,490                                                      291
Ameren Corp. (g)                                                     6,778                                                      367
American Electric Power Co.                                         13,002                                                      539
American Express Co.                                                40,221                                                    2,325
American International Group, Inc.                                  86,149                                                    5,786
American Power Conversion Corp.                                      5,599                                                      169
American Standard Companies, Inc.                                    5,839                                                      259
Ameriprise Financial, Inc.                                           8,066                                                      415
AmerisourceBergen Corp.                                              6,582                                                      311
Amgen, Inc. * (g)                                                   38,922                                                    2,955
AmSouth Bancorp.                                                    11,423                                                      345
Anadarko Petroleum Corp.                                            15,134                                                      703
Analog Devices, Inc.                                                11,921                                                      379
Anheuser-Busch Co., Inc.                                            25,508                                                    1,210
Aon Corp.                                                           10,518                                                      366
Apache Corp.                                                        10,903                                                      712
Apartment Investment & Management Co.                                3,208                                                      184
Apollo Group, Inc., Class A *                                        4,619                                                      171
Apple Computer, Inc. *                                              28,285                                                    2,293
Applied Biosystems Group                                             6,108                                                      228
Applied Materials, Inc.                                             46,080                                                      801
Archer-Daniels-Midland Co.                                          21,601                                                      831
Ashland, Inc.                                                        2,072                                                      122
AT&T, Inc. (g)                                                     128,816                                                    4,412
Autodesk, Inc. *                                                     7,648                                                      281
Automatic Data Processing, Inc.                                     18,396                                                      909
AutoNation, Inc. * (g)                                               4,895                                                       98

AutoZone, Inc. *                                                     1,766                                                      198
Avaya, Inc. *                                                       15,181                                                      194
Avery Dennison Corp.                                                 3,078                                                      194
Avon Products, Inc.                                                 14,862                                                      452
Baker Hughes, Inc.                                                  10,909                                                      753
Ball Corp.                                                           3,456                                                      144
Bank of America Corp.                                              150,152                                                    8,088
Bank of New York Co., Inc.                                          25,474                                                      876
Barr Pharmaceuticals, Inc. *                                         3,504                                                      184
Bausch & Lomb, Inc. (g)                                              1,775                                                       95
Baxter International, Inc.                                          21,613                                                      994
BB&T Corp.                                                          17,787                                                      774
Bear Stearns Cos., Inc.                                              3,981                                                      603
Becton, Dickinson & Co.                                              8,163                                                      572
Bed Bath & Beyond, Inc. *                                            9,316                                                      375
BellSouth Corp.                                                     60,229                                                    2,716
Bemis Co.                                                            3,460                                                      116
Best Buy Co., Inc.                                                  13,588                                                      751
Big Lots, Inc. * (g)                                                 3,763                                                       79
Biogen Idec, Inc. *                                                 11,350                                                      540
Biomet, Inc.                                                         8,122                                                      307
BJ Services Co.                                                      9,871                                                      298
BMC Software, Inc. *                                                 7,025                                                      213
Boeing Co.                                                          26,392                                                    2,108
Boston Properties, Inc.                                              3,789                                                      405
Boston Scientific Corp. *                                           39,043                                                      621
Bristol-Myers Squibb Co.                                            65,539                                                    1,622
Broadcom Corp., Class A *                                           15,683                                                      475
Brown-Forman Corp.                                                   2,536                                                      183
Brunswick Corp.                                                      3,122                                                       98
Burlington Northern Santa Fe Corp.                                  12,036                                                      933
C.R. Bard, Inc.                                                      3,418                                                      280
CA, Inc.                                                            13,627                                                      337
Campbell Soup Co. (g)                                                7,619                                                      285
Capital One Financial Corp. (g)                                     10,214                                                      810
Cardinal Health, Inc.                                               13,446                                                      880
Caremark Rx, Inc.                                                   14,178                                                      698
Carnival Corp.                                                      14,739                                                      720
Caterpillar, Inc.                                                   21,726                                                    1,319
CBS Corp., Class B (g)                                              26,048                                                      754
Centerpoint Energy, Inc. (g)                                        10,278                                                      159
Centex Corp.                                                         4,006                                                      210
CenturyTel, Inc.                                                     3,834                                                      154
Charles Schwab Corp.                                                34,056                                                      621
Chesapeake Energy Corp. (g)                                         12,530                                                      406
Chevron Corp.                                                       72,870                                                    4,897
Chicago Mercantile Exchange
Holdings, Inc. (g)                                                   1,180                                                      591
Chubb Corp.                                                         13,695                                                      728
Ciena Corp. *                                                        2,770                                                       65
CIGNA Corp.                                                          3,660                                                      428
Cincinnati Financial Corp. (g)                                       5,719                                                      261
Cintas Corp.                                                         4,551                                                      188
Circuit City Stores, Inc.                                            4,970                                                      134
Cisco Systems, Inc. *                                              202,513                                                    4,888
CIT Group, Inc.                                                      6,580                                                      342
Citigroup, Inc.                                                    164,085                                                    8,231
Citizens Communications Co. (g)                                     10,726                                                      157
Citrix Systems, Inc. *                                               6,012                                                      178
Clear Channel Communications, Inc.                                  16,611                                                      579
Clorox Co.                                                           4,980                                                      322
CMS Energy Corp. * (g)                                               7,299                                                      109

Coach, Inc. *                                                       12,074                                                      479
Coca-Cola Co.                                                       67,648                                                    3,161
Coca-Cola Enterprises, Inc.                                          9,071                                                      182
Colgate-Palmolive Co.                                               17,242                                                    1,103
Comcast Corp., Class A * (g)                                        69,281                                                    2,817
Comerica, Inc.                                                       5,361                                                      312
Commerce Bancorp, Inc. (g)                                           6,079                                                      212
Compass Bancshares, Inc.                                             4,262                                                      240
Computer Sciences Corp. * (g)                                        5,668                                                      300
Compuware Corp. *                                                   12,456                                                      100
Comverse Technology, Inc. *                                          6,668                                                      145
ConAgra, Inc.                                                       17,143                                                      448
ConocoPhillips                                                      54,752                                                    3,298
Consol Energy, Inc.                                                  6,047                                                      214
Consolidated Edison, Inc.                                            8,112                                                      392
Constellation Brands, Inc. *                                         7,134                                                      196
Constellation Energy Group, Inc.                                     5,907                                                      369
Convergys Corp. *                                                    4,625                                                       98
Cooper Industries Ltd.                                               3,050                                                      273
Corning, Inc. *                                                     52,097                                                    1,064
Costco Wholesale Corp.                                              15,554                                                      830
Countrywide Credit Industries, Inc.                                 20,507                                                      782
Coventry Health Care, Inc. *                                         5,298                                                      249
CSX Corp.                                                           14,628                                                      522
Cummins Engine, Inc.                                                 1,735                                                      220
CVS Corp.                                                           27,461                                                      862
D. R. Horton, Inc.                                                   8,979                                                      210
Danaher Corp. (g)                                                    7,787                                                      559
Darden Restaurants, Inc.                                             4,805                                                      201
Dean Foods Co. *                                                     4,489                                                      188
Deere & Co.                                                          7,742                                                      659
Dell, Inc. *                                                        75,707                                                    1,842
Devon Energy Corp.                                                  14,766                                                      987
Dillards Department Stores, Inc.                                     2,040                                                       62
Dollar General Corp.                                                10,290                                                      144
Dominion Resources, Inc.                                            11,691                                                      947
Dover Corp.                                                          6,730                                                      320
Dow Chemical Co.                                                    31,743                                                    1,295
Dow Jones & Co.                                                      2,414                                                       85
DTE Energy Co. (g)                                                   5,868                                                      267
Duke Energy Corp.                                                   41,542                                                    1,313
Dynegy, Inc. *                                                      12,183                                                       74
E*TRADE Financial Corp. *                                           14,075                                                      328
E. I. du Pont de Nemours & Co.                                      30,408                                                    1,393
Eastman Chemical Co. (g)                                             2,699                                                      164
Eastman Kodak Co.                                                    9,481                                                      231
Eaton Corp.                                                          4,958                                                      359
eBay, Inc. * (g)                                                    38,972                                                    1,252
Ecolab, Inc.                                                         6,011                                                      273
Edison International                                                10,754                                                      478
El Paso Energy Corp.                                                22,964                                                      315
Electronic Arts, Inc. *                                             10,105                                                      534
Electronic Data Systems Corp.                                       17,112                                                      433
Eli Lilly & Co.                                                     32,639                                                    1,828
Embarq Corp.                                                         4,920                                                      238
EMC Corp. *                                                         76,223                                                      934
Emerson Electric Corp.                                              13,548                                                    1,143
Entergy Corp.                                                        7,065                                                      606
EOG Resources, Inc.                                                  8,007                                                      533
Equifax, Inc.                                                        4,244                                                      161
Equity Office Properties Trust (g)                                  11,634                                                      494
Estee Lauder Companies Inc., Class A                                 4,321                                                      175

Exelon Corp.                                                        22,337                                                    1,383
Express Scripts, Inc. *                                              4,547                                                      290
Exxon Mobil Corp.                                                  197,214                                                   14,085
Family Dollar Stores, Inc.                                           5,127                                                      151
Fannie Mae                                                          32,245                                                    1,911
Federated Department Stores, Inc.                                   17,887                                                      785
Federated Investors, Inc.                                            3,246                                                      111
FedEx Corp.                                                         10,221                                                    1,170
Fifth Third Bancorp. (b)                                            18,368                                                      732
First Data Corp.                                                    25,269                                                      613
First Horizon National Corp.                                         4,067                                                      160
FirstEnergy Corp.                                                   10,887                                                      641
Fiserv, Inc. *                                                       5,799                                                      286
Fisher Scientific International, Inc. * (g)                          4,098                                                      351
Fluor Corp.                                                          2,890                                                      227
Ford Motor Co. (g)                                                  61,919                                                      513
Forest Laboratories, Inc. *                                         10,440                                                      511
Fortune Brands, Inc. (g)                                             5,049                                                      388
FPL Group, Inc. (g)                                                 13,343                                                      680
Franklin Resources, Inc.                                             5,499                                                      627
Freddie Mac                                                         23,057                                                    1,591
Freeport-McMoRan Copper & Gold,
Inc., Class B                                                        6,534                                                      395
Freescale Semiconductor, Inc. *                                     13,393                                                      527
Gannett Co., Inc.                                                    7,850                                                      464
Gap, Inc.                                                           18,154                                                      382
General Dynamics Corp.                                              13,324                                                      947
General Electric Corp. (a)                                         342,369                                                   12,021
General Mills, Inc.                                                 11,748                                                      668
General Motors Corp. (g)                                            18,667                                                      652
Genuine Parts Co.                                                    5,700                                                      260
Genworth Financial, Inc., Class A                                   15,068                                                      504
Genzyme Corp. *                                                      8,593                                                      580
Gilead Sciences, Inc. *                                             15,019                                                    1,035
Goldman Sachs Group, Inc. (g)                                       14,358                                                    2,725
Goodrich Corp.                                                       4,090                                                      180
Goodyear Tire & Rubber Co. * (g)                                     5,849                                                       90
Google, Inc., Class A * (g)                                          7,073                                                    3,370
H & R Block, Inc.                                                   10,840                                                      237
H.J. Heinz Co.                                                      11,058                                                      466
Halliburton Co.                                                     34,076                                                    1,102
Harley-Davidson, Inc.                                                8,609                                                      591
Harman International Industries, Inc.                                2,208                                                      226
Harrah's Entertainment, Inc.                                         6,098                                                      453
Hartford Financial Services Group, Inc.                             10,004                                                      872
Hasbro, Inc.                                                         5,682                                                      147
HCA, Inc.                                                           14,052                                                      710
Health Management Associates, Inc.,
Class A                                                              7,947                                                      157
Hercules, Inc. *                                                     3,750                                                       68
Hess Corp.                                                           7,959                                                      337
Hewlett-Packard Co.                                                 90,859                                                    3,520
Hilton Hotels Corp.                                                 12,797                                                      370
Home Depot, Inc.                                                    68,646                                                    2,562
Honeywell International, Inc.                                       27,328                                                    1,151
Hospira, Inc. *                                                      5,156                                                      187
Humana, Inc. *                                                       5,435                                                      326
Huntington Bancshares                                                8,096                                                      198
IBM Corp.                                                           50,462                                                    4,660
Illinois Tool Works, Inc.                                           14,022                                                      672
IMS Health, Inc.                                                     6,592                                                      184
Ingersoll-Rand Co., Class A                                         10,860                                                      399

Intel Corp.                                                        191,205                                                    4,079
International Flavors & Fragrances, Inc. (g)                         2,609                                                      111
International Game Technology                                       11,192                                                      476
International Paper Co.                                             15,096                                                      503
Interpublic Group Cos., Inc. *                                      14,399                                                      157
Intuit, Inc. *                                                      11,278                                                      398
ITT Industries, Inc.                                                 6,105                                                      332
J.C. Penney Co., Inc.                                                7,408                                                      557
J.P. Morgan Chase & Co.                                            115,215                                                    5,466
Jabil Circuit, Inc. (g)                                              6,455                                                      185
Janus Capital Group, Inc. (g)                                        6,985                                                      140
JDS Uniphase Corp. * (g)                                             6,951                                                      101
Johnson & Johnson                                                   97,014                                                    6,539
Johnson Controls, Inc.                                               6,435                                                      524
Jones Apparel Group, Inc.                                            3,715                                                      124
Juniper Networks, Inc. * (g)                                        18,674                                                      322
KB Home                                                              2,488                                                      112
Kellogg Co.                                                          8,362                                                      421
KeyCorp                                                             13,341                                                      495
KeySpan Corp.                                                        5,775                                                      234
Kimberly-Clark Corp.                                                15,175                                                    1,009
Kinder Morgan, Inc.                                                  3,591                                                      377
King Pharmaceuticals, Inc. * (g)                                     7,995                                                      134
KLA-Tencor Corp. (g)                                                 6,571                                                      323
Kohl's Corp. *                                                      10,830                                                      765
Kroger Co.                                                          23,880                                                      537
L-3 Communications Holdings, Inc.                                    4,026                                                      324
Laboratory Corp. of America Holdings * (g)                           4,116                                                      282
Legg Mason, Inc.                                                     4,359                                                      392
Leggett & Platt, Inc. (g)                                            6,017                                                      140
Lehman Brothers Holdings, Inc.                                      17,891                                                    1,393
Lennar Corp., Class A                                                4,602                                                      218
Lexmark International, Inc. * (g)                                    3,476                                                      221
Limited Brands, Inc.                                                11,323                                                      334
Lincoln National Corp.                                               9,477                                                      600
Linear Technology Corp.                                             10,022                                                      312
Liz Claiborne, Inc.                                                  3,450                                                      145
Lockheed Martin Corp.                                               11,879                                                    1,033
Loews Corp.                                                         15,159                                                      590
Louisiana-Pacific Corp.                                              3,505                                                       69
Lowe's Cos., Inc.                                                   50,560                                                    1,524
LSI Logic Corp. *                                                   13,095                                                      132
Lucent Technologies, Inc. * (g)                                    147,868                                                      359
M&T Bank Corp.                                                       2,605                                                      317
Manor Care, Inc. (g)                                                 2,431                                                      117
Marathon Oil Corp.                                                  11,963                                                    1,034
Marriott International, Inc., Class A                               11,404                                                      477
Marsh & McLennan Cos., Inc. (g)                                     18,135                                                      534
Marshall & Ilsley Corp.                                              8,428                                                      404
Masco Corp.                                                         13,110                                                      362
Mattel, Inc.                                                        12,855                                                      291
Maxim Integrated Products, Inc.                                     10,585                                                      318
MBIA, Inc.                                                           4,447                                                      276
McCormick & Co.                                                      4,373                                                      164
McDonalds Corp.                                                     40,613                                                    1,702
McGraw-Hill Cos., Inc.                                              11,810                                                      758
McKesson, Inc.                                                      10,038                                                      503
MeadWestvaco Corp.                                                   5,979                                                      165
Medco Health Solutions, Inc. *                                       9,702                                                      519
MedImmune, Inc. * (g)                                                8,211                                                      263
Medtronic, Inc.                                                     38,085                                                    1,854
Mellon Financial Corp.                                              13,650                                                      530

Merck & Co., Inc.                                                   72,038                                                    3,272
Meredith Corp.                                                       1,395                                                       73
Merrill Lynch & Co., Inc.                                           29,376                                                    2,568
MetLife, Inc.                                                       25,322                                                    1,447
MGIC Investment Corp.                                                2,886                                                      170
Micron Technology, Inc. * (g)                                       23,934                                                      346
Microsoft Corp.                                                    286,512                                                    8,226
Millipore Corp. * (g)                                                1,755                                                      113
Molex, Inc.                                                          4,685                                                      164
Molson Coors Brewing Co., Class B                                    1,509                                                      107
Monsanto Co.                                                        18,214                                                      805
Monster Worldwide, Inc. *                                            4,237                                                      172
Moody's Corp.                                                        7,814                                                      518
Morgan Stanley                                                      35,578                                                    2,719
Motorola, Inc. (g)                                                  81,525                                                    1,880
Murphy Oil Corp.                                                     6,170                                                      291
Mylan Laboratories, Inc.                                             6,939                                                      142
Nabors Industries Ltd. * (g)                                        10,772                                                      333
National City Corp. (g)                                             20,035                                                      746
National Semiconductor Corp.                                         9,874                                                      240
National-Oilwell Varco, Inc. *                                       5,775                                                      349
Navistar International Corp. *                                       2,036                                                       56
NCR Corp. *                                                          6,007                                                      249
Network Appliance, Inc. *                                           12,350                                                      451
New York Times Co. (g)                                               4,781                                                      116
Newell Rubbermaid, Inc.                                              9,136                                                      263
Newmont Mining Corp.                                                14,817                                                      671
News Corp., Class A                                                 77,245                                                    1,611
NICOR, Inc.                                                          1,465                                                       67
Nike, Inc., Class B                                                  6,421                                                      590
NiSource, Inc.                                                       9,000                                                      209
Noble Corp.                                                          4,547                                                      319
Nordstrom, Inc. (g)                                                  7,493                                                      355
Norfolk Southern Corp.                                              13,688                                                      720
North Fork Bancorp., Inc.                                           15,354                                                      439
Northern Trust Corp.                                                 6,117                                                      359
Northrop Grumman Corp.                                              11,347                                                      753
Novell, Inc. *                                                      11,190                                                       67
Novellus Systems, Inc. * (g)                                         4,200                                                      116
Nucor Corp.                                                         10,285                                                      601
NVIDIA Corp. *                                                      11,635                                                      406
Occidental Petroleum Corp.                                          28,625                                                    1,344
Office Depot, Inc. *                                                 9,496                                                      399
Officemax, Inc.                                                      2,348                                                      112
Omnicom Group, Inc.                                                  5,631                                                      571
Oracle Corp. *                                                     133,841                                                    2,472
PACCAR, Inc. (g)                                                     8,254                                                      489
Pactiv Corp. *                                                       4,659                                                      144
Pall Corp.                                                           4,120                                                      131
Parametric Technology Corp. *                                        3,677                                                       72
Parker Hannifin Corp. (g)                                            3,971                                                      332
Patterson Cos, Inc. *                                                4,576                                                      150
Paychex, Inc.                                                       11,476                                                      453
People's Energy Corp.                                                1,268                                                       55
Pepsi Bottling Group, Inc.                                           4,426                                                      140
PepsiCo, Inc.                                                       54,544                                                    3,460
PerkinElmer, Inc.                                                    4,179                                                       89
Pfizer, Inc.                                                       241,855                                                    6,444
PG&E Corp.                                                          11,841                                                      511
Phelps Dodge Corp.                                                   6,727                                                      675
Pinnacle West Capital Corp.                                          3,274                                                      157
Pitney Bowes, Inc.                                                   7,327                                                      342

Plum Creek Timber Co., Inc.                                          6,084                                                      219
PMC-Sierra, Inc. * (g)                                               6,815                                                       45
PNC Financial Services Group                                         9,770                                                      684
PPG Industries, Inc.                                                 5,467                                                      374
PPL Corp.                                                           12,559                                                      434
Praxair, Inc.                                                       10,665                                                      643
Principal Financial Group (g)                                        8,848                                                      500
Procter & Gamble Co.                                               105,286                                                    6,674
Progress Energy, Inc.                                                8,350                                                      384
Progressive Corp.                                                   25,828                                                      624
Prudential Financial, Inc. (g)                                      16,024                                                    1,233
Public Service Enterprise Group, Inc.                                8,300                                                      507
Public Storage, Inc. (g)                                             4,000                                                      359
Pulte Homes, Inc.                                                    7,030                                                      218
QLogic Corp. *                                                       5,322                                                      110
QUALCOMM, Inc.                                                      54,800                                                    1,994
Quest Diagnostics, Inc.                                              5,364                                                      267
Qwest Communications International, Inc. * (g)                      53,433                                                      461
R.R. Donnelley & Sons Co.                                            7,133                                                      242
RadioShack Corp.                                                     4,467                                                       80
Raytheon Co.                                                        15,061                                                      752
Realogy Corp., W/I*                                                  7,079                                                      182
Regions Financial Corp.                                             15,055                                                      571
Reynolds American, Inc. (g)                                          5,658                                                      357
Robert Half International, Inc.                                      5,670                                                      207
Rockwell Automation, Inc.                                            5,859                                                      363
Rockwell Collins, Inc.                                               5,647                                                      328
Rohm & Haas Co. (g)                                                  4,797                                                      249
Rowan Cos., Inc. (g)                                                 3,638                                                      121
Ryder Systems, Inc.                                                  2,013                                                      106
Sabre Group Holdings Corp., Class A                                  4,382                                                      111
SAFECO Corp.                                                         3,934                                                      229
Safeway, Inc.                                                       14,856                                                      436
SanDisk Corp. *                                                      6,447                                                      310
Sanmina-SCI Corp. *                                                 17,587                                                       69
Sara Lee Corp.                                                      25,090                                                      429
Schering-Plough Corp.                                               48,885                                                    1,082
Schlumberger, Ltd.                                                  39,317                                                    2,480
Sealed Air Corp.                                                     2,693                                                      160
Sears Holdings Corp. * (g)                                           2,755                                                      481
Sempra Energy                                                        8,873                                                      472
Sherwin-Williams Co. (g)                                             3,677                                                      218
Sigma-Aldrich Corp. (g)                                              2,210                                                      166
SLM Corp.                                                           13,561                                                      660
Smith International, Inc.                                            6,652                                                      263
Snap-On, Inc.                                                        1,918                                                       90
Solectron Corp. *                                                   30,183                                                      101
Southern Co. (g)                                                    24,951                                                      908
Southwest Airlines Co.                                              26,003                                                      391
Sovereign Bancorp, Inc.                                             11,680                                                      279
Sprint Nextel Corp.                                                 99,251                                                    1,855
St. Jude Medical, Inc. *                                            11,914                                                      409
St. Paul Cos.                                                       22,981                                                    1,175
Stanley Works                                                        2,647                                                      126
Staples, Inc.                                                       24,033                                                      620
Starbucks Corp. *                                                   25,333                                                      956
Starwood Hotels & Resorts Worldwide, Inc.                            7,170                                                      428
State Street Corp.                                                  10,970                                                      705
Stryker Corp.                                                        9,965                                                      521
Sun Microsystems, Inc. * (g)                                       115,449                                                      627

Sunoco, Inc.                                                         4,377                                                      289
SunTrust Banks, Inc.                                                12,002                                                      948
SUPERVALU, Inc.                                                      7,271                                                      243
Symantec Corp. * (g)                                                32,828                                                      651
Symbol Technologies, Inc.                                            8,376                                                      125
Synovus Financial Corp.                                             10,653                                                      313
Sysco Corp.                                                         20,416                                                      714
T. Rowe Price Group, Inc.                                            8,766                                                      415
Target Corp.                                                        28,498                                                    1,687
Teco Energy, Inc.                                                    6,891                                                      114
Tektronix, Inc.                                                      2,761                                                       84
Tellabs, Inc. *                                                     14,790                                                      156
Temple-Inland, Inc. (g)                                              3,647                                                      144
Tenet Healthcare Corp. *                                            15,535                                                      110
Teradyne, Inc. * (g)                                                 6,543                                                       92
Texas Instruments, Inc.                                             50,855                                                    1,534
Textron, Inc.                                                        4,294                                                      390
The Black & Decker Corp.                                             2,508                                                      211
The E.W. Scripps Co., Class A (g)                                    2,807                                                      139
The Hershey Company (g)                                              5,862                                                      310
The Walt Disney Co.                                                 69,310                                                    2,180
Thermo Electron Corp. *                                              5,403                                                      232
Tiffany & Co. (g)                                                    4,642                                                      166
Time Warner, Inc.                                                  135,168                                                    2,704
TJX Companies, Inc.                                                 15,085                                                      437
Torchmark Corp.                                                      3,312                                                      204
Transocean, Inc. *                                                  10,458                                                      759
Tribune Co. (g)                                                      6,258                                                      209
TXU Corp.                                                           15,263                                                      964
Tyco International Ltd.                                             66,626                                                    1,961
Tyson Foods, Inc., Class A (g)                                       8,315                                                      120
U.S. Bancorp                                                        58,749                                                    1,988
Union Pacific Corp.                                                  8,877                                                      805
Unisys Corp. *                                                      11,322                                                       74
United Parcel Service, Inc.                                         35,801                                                    2,697
United States Steel Corp. (g)                                        4,122                                                      279
United Technologies Corp.                                           33,616                                                    2,210
UnitedHealth Group, Inc.                                            44,763                                                    2,183
Univision Communications, Inc. * (g)                                 8,291                                                      291
UNUMProvident Corp.                                                 11,305                                                      224
UST, Inc. (g)                                                        5,327                                                      285
V.F. Corp.                                                           2,898                                                      220
Valero Energy                                                       20,314                                                    1,063
VeriSign, Inc. *                                                     8,091                                                      167
Verizon Communications, Inc.                                        96,289                                                    3,563
Viacom Inc., Class B *                                              23,360                                                      909
Vulcan Materials Co.                                                 3,321                                                      271
W.W. Grainger, Inc.                                                  2,519                                                      183
Wachovia Corp.                                                      63,527                                                    3,526
Wal-Mart Stores, Inc.                                               81,489                                                    4,015
Walgreen Co.                                                        33,342                                                    1,456
Washington Mutual, Inc.                                             32,083                                                    1,357
Waste Management, Inc.                                              17,993                                                      674
Waters Corp. *                                                       3,416                                                      170
Watson Pharmaceuticals, Inc. *                                       3,367                                                       91
Weatherford International, Ltd. *                                   11,509                                                      473
WellPoint, Inc. *                                                   20,569                                                    1,569
Wells Fargo & Co.                                                  111,706                                                    4,054
Wendy's International, Inc.                                          3,849                                                      133
Western Union Corp. *                                               25,269                                                      557
Weyerhaeuser Co.                                                     8,127                                                      517
Whirlpool Corp. (g)                                                  2,574                                                      224

Whole Foods Market, Inc. (g)                                         4,624                                                      295
Williams Cos., Inc.                                                 19,644                                                      480
Windstream Corp.                                                    15,645                                                      215
Wm. Wrigley Jr. Co.                                                  7,328                                                      381
Wyeth                                                               44,741                                                    2,283
Wyndham Worldwide Corp. , W/I                                        6,602                                                      195
Xcel Energy, Inc.                                                   13,384                                                      295
Xerox Corp. *                                                       32,779                                                      557
Xilinx, Inc.                                                        11,338                                                      289
XL Capital Ltd., Class A                                             5,951                                                      420
XTO Energy, Inc.                                                    12,019                                                      561
Yahoo, Inc. * (g)                                                   41,385                                                    1,090
YUM! Brands, Inc.                                                    8,976                                                      534
Zimmer Holdings, Inc. *                                              7,956                                                      573
Zions Bancorporation                                                 3,502                                                      282
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                         408,344
                                                                                                                            -------

REAL ESTATE INVESTMENT TRUSTS (i) (0.7%)
Archstone-Smith Trust                                                7,055                                                      425
Equity Residential Properties Trust                                  9,613                                                      525
Kimco Realty Corp.                                                   7,360                                                      327
ProLogis                                                             8,086                                                      512
Simon Property Group, Inc.                                           7,333                                                      712
Vornado Realty Trust                                                 4,069                                                      485
                                                                                                                                ---
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                           2,986
                                                                                                                              -----

INVESTMENTS IN AFFILIATES (h) (3.0%)
Fifth Third Institutional Money Market Fund                     12,681,938                                                   12,682
                                                                                                                             ------
TOTAL INVESTMENTS IN AFFILIATES                                                                                              12,682
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (9.0%)
Pool of various securities for Fifth Third Funds                $   38,202                                                   38,202
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        38,202
                                                                                                                             ------
TOTAL (COST $220,897) (+)   -   109.1%                                                                                     $462,214
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BALANCED FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (61.4%)
Abbott Laboratories                                                 17,500                                                 $    832
Alberto-Culver Co.                                                  15,750                                                      800
Allstate Corp.                                                      15,000                                                      921
Amgen, Inc. *                                                       11,000                                                      835
Anixter International, Inc. * (g)                                   14,500                                                      867
Apple Computer, Inc. *                                               9,250                                                      750
Archer-Daniels-Midland Co.                                          19,000                                                      732
Associated Banc-Corp.                                               17,750                                                      583
Bank of America Corp.                                               17,500                                                      943
Baxter International, Inc.                                          19,750                                                      909
Becton, Dickinson & Co.                                              8,000                                                      560
Bemis Co.                                                           18,750                                                      630
Best Buy Co., Inc.                                                  14,500                                                      801
Boeing Co.                                                          11,500                                                      918
Borg Warner, Inc.                                                    8,500                                                      489
CDW Corp.                                                            9,750                                                      640
Chevron Corp.                                                       10,500                                                      706
Cisco Systems, Inc. *                                               40,000                                                      964
ConocoPhillips                                                      13,000                                                      783
Deere & Co.                                                         10,000                                                      851
DENTSPLY International, Inc. (g)                                    23,000                                                      719
Ecolab, Inc.                                                        15,000                                                      680
Exelon Corp.                                                        13,750                                                      852
Fiserv, Inc. *                                                      19,750                                                      976
Google, Inc., Class A *                                              1,350                                                      643
Harley-Davidson, Inc.                                               14,500                                                      995
Hormel Foods Corp.                                                  22,500                                                      812
Illinois Tool Works, Inc.                                           19,500                                                      935
J.P. Morgan Chase & Co.                                             19,000                                                      901
Johnson & Johnson                                                   12,000                                                      809
Kellogg Co. (g)                                                     17,500                                                      881
Kohl's Corp. *                                                      13,000                                                      918
Limited Brands, Inc.                                                25,000                                                      737
Lincoln National Corp.                                              12,500                                                      791
Manitowoc Co., Inc.                                                 10,000                                                      549
Manpower, Inc.                                                      12,000                                                      813
Marshall & Ilsley Corp.                                             20,000                                                      959
McDonalds Corp.                                                     23,500                                                      985
Medtronic, Inc.                                                     14,500                                                      706
Merck & Co., Inc.                                                   16,500                                                      749
MGIC Investment Corp.                                                8,000                                                      470
Microsoft Corp.                                                     25,500                                                      732
Motorola, Inc.                                                      19,500                                                      450
Northern Trust Corp.                                                17,750                                                    1,043
Novellus Systems, Inc. * (g)                                        26,000                                                      719
Nuveen Investments, Inc. (g)                                        10,000                                                      493
Oracle Corp. *                                                      52,500                                                      970
PepsiCo, Inc.                                                       12,000                                                      761
Procter & Gamble Co.                                                19,750                                                    1,252
Quest Diagnostics, Inc.                                             13,500                                                      671

Regal-Beloit Corp.                                                  14,750                                                      729
Schlumberger, Ltd.                                                  11,500                                                      725
Scotts Co., Class A                                                 11,500                                                      569
Stericycle, Inc. * (g)                                              13,500                                                      955
Symantec Corp. * (g)                                                35,500                                                      704
Target Corp.                                                        12,750                                                      755
The Walt Disney Co.                                                 25,000                                                      787
U.S. Bancorp                                                        29,000                                                      981
Varian Semiconductor Equipment                                      21,500                                                      784
Associates, Inc. * (g)
Walgreen Co.                                                        16,500                                                      721
Wells Fargo & Co.                                                   22,000                                                      798
Wisconsin Energy Corp. (g)                                          20,000                                                      919
Zimmer Holdings, Inc. *                                              9,750                                                      702
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                          49,614
                                                                                                                             ------

CORPORATE BONDS  (29.6%)
American Home Mortgage Investment                               $    1,500                                                    1,455
Trust, Series 2005-2, Class 5A4D,
5.33%, 9/25/35 (d)
AOL Time Warner, Inc., 7.70%,                                          125                                                      142
5/1/32
Banc of America Funding Corp., Series                                1,585                                                    1,577
2006-G, Class 3A2, 5.75%, 7/20/36 (d)
Bank One Capital III, 8.75%, 9/1/30                                    175                                                      230
Bear Stearns Adjustable Rate Mortgage                                  951                                                      940
Trust, Series 2005-12, Class 13A1,
5.47%, 2/25/36 (d)
Bear Stearns Alternative-A Trust, Series                               414                                                      420
2005-9, 5.85%, 11/25/35 (f)
Bear Stearns Commercial Mortgage                                       332                                                      337
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                       700                                                      698
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Mortgage Finance Corp., 5.00%,                                 1,534                                                    1,486
11/25/33
Chase Mortgage Finance Corp., Series                                 1,870                                                    1,854
2005-A1, Class 2A2, 5.25%, 12/25/35
(d)
Chaseflex Trust, Series 2006-1, Class                                  400                                                      403
A2A, 5.94%, 6/25/36
Comcast Cable, 7.13%, 6/15/13                                          200                                                      217
Continental Airlines, Inc., 7.46%,                                     124                                                      126
4/1/15
Countrywide Alternative Loan Trust,                                    257                                                      263
6.50%, 9/25/34
Countrywide Alternative Loan Trust,                                    409                                                      410
Series 2005-74T1, Class A1, 6.00%,
1/25/36
Cox Communications, Inc., 5.50%,                                        75                                                       72
10/1/15
Credit Based Asset Service and                                         515                                                      513
Securitization, Series 2005-CB8, Class
AF5, 5.65%, 12/25/35 (d)
Delta Airlines, Inc., 6.72%, 1/2/23                                    310                                                      315
First Union-Lehman Brothers, 7.00%,                                    630                                                      683
4/18/29 (e)

Gazprom International, 7.20%, 2/1/20 (e)                               100                                                      105
General Motors Acceptance Corp.,                                        30                                                       30
Mortgage Corp. Loan Trust, 5.55%,
12/25/20 (d)
General Motors Acceptance Corp.,                                       385                                                      379
Mortgage Corp. Loan Trust, 4.34%,
11/1/34
General Motors Acceptance Corp.,                                     1,000                                                    1,002
Mortgage Corp. Loan Trust, 5.51%,
3/25/35 (d)
Green Tree Financial Corp., 7.60%,                                     270                                                      278
6/15/25
Green Tree Financial Corp., Series                                       7                                                        7
1998-6, Class A6, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                                 1,000                                                      989
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                                   700                                                      693
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
IndyMac Index Mortgage Loan Trust,                                     311                                                      316
Series 2005-AR9, 5.45%, 7/25/35
International Lease Finance Corp.,                                     300                                                      308
5.88%, 5/1/13
JP Morgan Mortgage Trust, Series                                       395                                                      389
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     2,000                                                    1,964
2005-A2, Class 3A2, 4.93%, 4/25/35
Morgan Stanley Capital I, 5.11%,                                       800                                                      790
6/15/40
Morgan Stanley Dean Witter Capital I,                                  700                                                      684
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                                    760                                                      744
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                                        205                                                      220
Sprint Capital Corp., 8.75%, 3/15/32                                    65                                                       80
Trans-Canada Pipeline, 5.60%,                                          195                                                      187
3/31/34
Truck Retail Installment Paper Corp.,                                2,000                                                    2,005
5.59%, 12/15/16 (d) (e) (f)
Vodafone Group PLC, 5.75%, 3/15/16                                      75                                                       75
Washington Mutual, Series 2004-AR3,                                    370                                                      364
Class A-2, 4.24%, 6/25/34
YUM! Brands Inc., 7.70%, 7/1/12                                        125                                                      137
                                                                                                                                ---
TOTAL CORPORATE BONDS                                                                                                        23,887
                                                                                                                             ------

FOREIGN BONDS  (0.3%)
France Telecom, 8.75%, 3/1/31                                          200                                                      266
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                             266
                                                                                                                                ---

U.S. GOVERNMENT AGENCIES  (9.3%)
FANNIE MAE  (7.0%)
5.50%, 2/1/25                                                          233                                                      232
5.00%, 5/1/25                                                          427                                                      416
7.50%, 6/1/27                                                           31                                                       33
7.00%, 6/1/32                                                           12                                                       13
5.00%, 6/1/36, TBA                                                     500                                                      483
5.50%, 6/1/36, TBA                                                   2,625                                                    2,593

6.00%, 8/25/33 (d)                                                     426                                                      427
7.00%, 9/1/34                                                           11                                                       11
6.00%, 9/1/35                                                          608                                                      611
5.00%, 10/1/35                                                         181                                                      175
6.00%, 10/1/35                                                         313                                                      315
5.50%, 2/1/36                                                          320                                                      317
                                                                                                                                ---
                                                                                                                              5,626
                                                                                                                              -----
FREDDIE MAC  (2.1%)
7.50%, 7/1/27                                                           11                                                       12
7.50%, 8/1/27                                                           46                                                       48
7.50%, 11/1/27                                                          31                                                       32
7.50%, 12/1/27                                                          52                                                       55
6.50%, 5/1/31                                                          163                                                      167
6.50%, 11/1/31                                                         525                                                      539
7.00%, 1/1/32                                                            7                                                        8
7.00%, 8/1/32                                                           33                                                       34
4.50%, 6/1/34                                                          178                                                      167
4.50%, 9/1/34                                                          221                                                      207
6.00%, 10/1/34                                                         137                                                      138
6.00%, 12/1/35                                                         312                                                      314
                                                                                                                                ---
                                                                                                                              1,721
                                                                                                                              -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.2%)
6.50%, 4/15/32                                                         123                                                      126
7.00%, 7/20/32                                                          73                                                       75
                                                                                                                                 --
                                                                                                                                201
                                                                                                                                ---
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                7,548
                                                                                                                              -----

U.S. TREASURY OBLIGATIONS  (1.3%)
U.S. TREASURY BONDS  (1.2%)
7.25%, 5/15/16                                                         300                                                      360
4.84%, 11/15/27 **                                                     350                                                      128
4.50%, 2/15/36 (g)                                                     500                                                      482
                                                                                                                                ---
                                                                                                                                970
                                                                                                                                ---
U.S. TREASURY NOTES  (0.1%)
4.73%, 5/15/17 **                                                      150                                                       92
                                                                                                                                 --
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               1,062
                                                                                                                              -----

INVESTMENTS IN AFFILIATES (h)  (1.8%)
Fifth Third Institutional Money Market Fund                      1,482,138                                                    1,482
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               1,482
                                                                                                                              -----
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (5.9%)
Pool of various securities for Fifth Third Funds                $    4,753                                                    4,753
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         4,753

TOTAL (COST $85,094) (+)   -   109.6%                                                                                      $ 88,612
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICRO CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (95.8%)
@Road, Inc. * (g)                                                  239,740                                                 $  1,508
A. T. Cross Co., Class A *                                          72,096                                                      496
Abigail Adams National Bancorp, Inc.                                40,020                                                      533
ActivIdentity Corp. *                                              288,650                                                    1,605
Agilysys, Inc.                                                      76,350                                                    1,132
AmComp, Inc. *                                                      21,500                                                      238
American Bancorp of New Jersey, Inc.                                93,930                                                    1,148
AmericanWest Bancorp                                                50,780                                                    1,062
Angelica Corp.                                                      58,110                                                    1,217
APAC Customer Services, Inc. *                                     359,850                                                      986
Apogee Enterprises, Inc.                                           148,310                                                    2,386
Audiovox Corp., Class A *                                           80,020                                                    1,050
B of I Holding, Inc. *                                             156,560                                                    1,035
Bancshares of Florida, Inc. *                                       52,980                                                    1,107
Benihana, Inc., Class A *                                           35,730                                                    1,139
Benjamin Franklin Bancorp, Inc.                                     85,980                                                    1,219
Berkshire Hills Bancorp, Inc.                                       46,120                                                    1,667
Beverly National Corp.                                              30,790                                                      724
Brush Engineered Materials, Inc. *                                  16,530                                                      556
BUCA, Inc. * (g)                                                   162,220                                                      876
CalAmp Corp. *                                                      61,800                                                      411
Calgon Carbon Corp. * (g)                                          130,280                                                      602
Cascade Corp.                                                       30,410                                                    1,557
Catalyst Semiconductor, Inc. *                                     343,390                                                    1,109
CBIZ, Inc. * (g)                                                   120,380                                                      847
Center Bancorp, Inc. (g)                                            75,320                                                    1,225
Compudyne Corp. * (g)                                              110,860                                                      698
Covenant Transport, Inc., Class A *                                 68,300                                                      853
Crawford & Co., Class B                                            157,420                                                    1,196
Cutter & Buck, Inc.                                                 53,040                                                      599
Deb Shops, Inc.                                                     26,560                                                      752
DHB Industries, Inc. *                                             234,600                                                      540
Digimarc Corp. *                                                   169,120                                                    1,518
Dot Hill Systems Corp. *                                           242,530                                                      919
Ducommun, Inc. *                                                    28,000                                                      583
Edge Petroleum Corp. *                                              50,030                                                      910
EFJ, Inc. *                                                        240,910                                                    1,766
Epic Bancorp                                                        40,000                                                      570
First Clover Leaf Financial Corp.                                   97,920                                                    1,144
FPIC Insurance Group, Inc. *                                        21,080                                                      753
Frisch's Restaurants, Inc.                                          20,400                                                      514
Government Properties Trust, Inc.                                  176,230                                                    1,864
Hartmarx Corp. *                                                   278,950                                                    1,984
HealthTronics, Inc. *                                              147,170                                                    1,020
Heidrick & Struggles International, Inc. *                          12,440                                                      508
Hersha Hospitality Trust                                           159,740                                                    1,751
Hooper Holmes, Inc.                                                344,380                                                    1,240
Input/Output, Inc. * (g)                                           114,250                                                    1,281
K2, Inc. *                                                          78,500                                                    1,072
KMG America Corp. *                                                142,490                                                    1,083

Lightbridge, Inc. *                                                 72,370                                                      837
Lydall, Inc. *                                                      90,930                                                      825
Material Sciences Corp. *                                           85,130                                                    1,011
Maverick Oil & Gas, Inc. *                                         259,320                                                       60
Medical Action Industries, Inc. *                                   67,080                                                    1,782
MEDTOX Scientific, Inc. *                                           75,412                                                      908
Merix Corp. * (g)                                                   67,180                                                      605
MHI Hospitality Corp.                                              154,550                                                    1,530
Michael Baker Corp. *                                               40,230                                                      871
Microtek Medical Holdings, Inc. *                                   88,000                                                      301
Monterey Pasta Co. * (g)                                           292,400                                                    1,264
Nanometrics, Inc. * (g)                                             90,980                                                      943
National Atlantic Holdings Corp. *                                 147,830                                                    1,796
National Dentex Corp. *                                             82,320                                                    1,698
NGP Capital Resources Co.                                           84,380                                                    1,308
North Pointe Holdings Corp. *                                       66,560                                                      672
North Valley Bancorp                                                54,240                                                    1,003
Northrim Bancorp, Inc.                                              31,160                                                      837
Northwest Pipe Co. *                                                22,440                                                      671
On Assignment, Inc. * (g)                                          124,540                                                    1,414
OSI Systems, Inc. * (g)                                            104,550                                                    2,164
Osteotech, Inc. *                                                  284,870                                                    1,487
Pamrapo Bancorp, Inc.                                                5,000                                                      122
PAR Technology Corp. * (g)                                         123,260                                                    1,003
Perceptron, Inc. *                                                  78,490                                                      632
Pharmacopeia, Inc. *                                               159,783                                                      701
Powell Industries, Inc. *                                           58,940                                                    1,413
ProCentury Corp.                                                    52,440                                                      779
R.G. Barry Corp. *                                                  95,460                                                      668
Rockford Corp. *                                                    24,460                                                       79
Rocky Brands, Inc. * (g)                                            78,040                                                    1,000
Schawk, Inc.                                                         4,427                                                       83
Schweitzer-Mauduit International, Inc.                              31,000                                                      715
Seabright Insurance Holdings *                                      82,280                                                    1,351
SEMCO Energy, Inc. *                                               154,940                                                      883
Semitool, Inc. *                                                   127,530                                                    1,549
SonicWALL, Inc. *                                                  193,840                                                    2,036
Southcoast Financial Corp. *                                        46,160                                                      956
Standard Register Co.                                               75,620                                                    1,023
StealthGas, Inc.                                                    90,600                                                    1,144
Stepan Co.                                                          52,710                                                    1,658
Storm Cat Energy Corp. *                                           313,830                                                      534
Superior Uniform Group, Inc.                                        52,970                                                      666
Symmetricom, Inc. * (g)                                            247,200                                                    2,093
Synplicity, Inc. *                                                 152,080                                                      996
Tasty Baking Co.                                                    74,240                                                      665
Texas United Bancshares, Inc.                                       50,510                                                    1,706
The Inventure Group, Inc. *                                        500,560                                                    1,221
TTM Technologies, Inc. *                                            51,800                                                      629
Ultratech, Inc. * (g)                                               68,220                                                      975
United Western Bancorp, Inc. *                                      24,050                                                      503
Universal Electronics, Inc. *                                       26,370                                                      570
Vignette Corp. *                                                    86,830                                                    1,415
White Electronic Designs Corp. *                                   176,100                                                      896
Willbros Group, Inc. *                                              91,850                                                    1,410
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         108,614
                                                                                                                            -------

INVESTMENT COMPANIES  (0.9%)
Equus II, Inc.                                                      75,040                                                      608
MVC Capital, Inc.                                                   28,720                                                      376
                                                                                                                                ---
TOTAL INVESTMENT COMPANIES                                                                                                      984
                                                                                                                                ---

INVESTMENTS IN AFFILIATES (h) (5.4%)
Fifth Third Institutional Money Market Fund                      6,078,190                                                    6,078
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               6,078
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (11.5%)
Pool of various securities for Fifth Third Funds                $   13,006                                                   13,006
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        13,006
                                                                                                                             ------

TOTAL (COST $105,491) (+)   -   113.6%                                                                                     $128,682
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

THIRD SMALL CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (97.0%)
Agilysys, Inc.                                                      97,975                                                 $  1,453
Alexander & Baldwin, Inc. (g)                                       39,000                                                    1,795
Anixter International, Inc. * (g)                                   38,625                                                    2,308
Arkansas Best Corp.                                                 17,625                                                      722
Ashford Hospitalilty Trust (g)                                     215,975                                                    2,782
Axcelis Technologies, Inc. * (g)                                   216,349                                                    1,493
Big Lots, Inc. * (g)                                               140,000                                                    2,951
Bob Evans Farms, Inc.                                               81,825                                                    2,775
Cabot Microelectronics Corp. * (g)                                  75,425                                                    2,153
Casey's General Stores, Inc.                                        89,200                                                    2,165
Coca-Cola Femsa, SA de CV ADR                                       86,700                                                    3,012
Community Bank System, Inc.                                         83,550                                                    2,076
Cost Plus, Inc. *                                                  114,650                                                    1,370
CTS Corp.                                                          120,500                                                    1,701
Endurance Specialty Holdings, Ltd.                                  53,575                                                    1,910
EnerSys *                                                          185,100                                                    3,263
EnPro Industries, Inc. *                                            61,525                                                    1,969
Ferro Corp.                                                        112,000                                                    2,209
Headwaters, Inc. * (g)                                              60,625                                                    1,500
Hooper Holmes, Inc.                                                360,550                                                    1,298
Inter-Tel, Inc.                                                     61,725                                                    1,277
Iowa Telecommunications
Services, Inc.                                                     136,575                                                    2,724
Irwin Financial Corp.                                              133,125                                                    2,952
Jo-Ann Stores, Inc. * (g)                                          108,450                                                    1,974
Journal Communications, Inc.                                       132,625                                                    1,552
Kindred Healthcare, Inc. *                                          71,750                                                    1,937
Kronos, Inc. * (g)                                                  60,300                                                    2,044
La-Z-Boy, Inc. (g)                                                 134,275                                                    1,645
Lithia Motors, Inc., Class A                                        52,825                                                    1,347
MainSource Financial Group, Inc.                                    67,750                                                    1,232
MarineMax, Inc. * (g)                                               50,025                                                    1,426
Molina Healthcare, Inc. *                                           73,175                                                    2,871
Newalliance Bancshares, Inc. (g)                                   120,550                                                    1,866
Oil States International, Inc. *                                    48,625                                                    1,412
Orthofix International N.V. *                                       52,100                                                    2,321
Overseas Shipholding Group, Inc.                                    35,650                                                    2,231
Performance Food Group Co. *                                        77,925                                                    2,265
Perry Ellis International, Inc. *                                   64,325                                                    2,352
Platinum Underwriters Holdings, Ltd. (g)                           100,000                                                    2,986
Polyone Corp. *                                                    265,900                                                    2,180
Powerwave Technologies, Inc. *                                     322,800                                                    2,101
Quebecor World, Inc.                                               245,000                                                    3,116
RailAmerica, Inc. *                                                127,275                                                    1,490
Sanderson Farms, Inc. (g)                                           65,850                                                    1,747
Schawk, Inc.                                                        97,800                                                    1,844
Schnitzer Steel Industries, Inc., Class A                           39,600                                                    1,384
Schweitzer-Mauduit International, Inc.                             125,750                                                    2,900
Semitool, Inc. *                                                   141,250                                                    1,716
Service Corp. International                                        315,400                                                    2,876

South Jersey Industries, Inc.                                       62,950                                                    1,947
Stanley Furniture Co., Inc.                                         52,600                                                    1,163
Tennant Co.                                                         76,700                                                    2,121
The Steak n Shake Co. *                                            106,150                                                    1,973
Tidewater, Inc. (g)                                                 17,000                                                      845
Tsakos Energy Navigation, Ltd.                                      56,225                                                    2,493
U-Store-It Trust                                                   110,150                                                    2,419
UCBH Holdings, Inc.                                                121,250                                                    2,078
UMB Financial Corp.                                                 66,550                                                    2,386
United Rentals, Inc. * (g)                                          80,775                                                    1,914
Vectren Corp.                                                       68,000                                                    1,976
Wausau Paper Corp.                                                  97,275                                                    1,319
Westar Energy, Inc. (g)                                             97,400                                                    2,467
Wintrust Financial Corp.                                            34,675                                                    1,673
WPS Resources Corp.                                                 25,075                                                    1,334
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         128,781
                                                                                                                            -------

INVESTMENTS IN AFFILIATES (h) (3.1%)
Fifth Third Institutional Money Market Fund                      4,175,833                                                    4,176
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               4,176
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (17.8%)
Pool of various securities for Fifth Third Funds                $   23,720                                                   23,720
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        23,720
                                                                                                                             ------

TOTAL (COST $142,500) (+)   -   117.9%                                                                                     $156,677
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MULTI CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (99.7%)
3M Co.                                                              60,000                                                 $  4,730
Abbott Laboratories                                                103,700                                                    4,927
Alcoa, Inc.                                                        122,600                                                    3,544
Allstate Corp.                                                      40,000                                                    2,454
Alltel Corp.                                                        53,900                                                    2,873
American Electric Power Co.                                         78,800                                                    3,265
American Express Co.                                                48,800                                                    2,821
American International Group, Inc.                                 134,000                                                    9,001
Anadarko Petroleum Corp.                                            78,000                                                    3,621
Andrew Corp. *                                                     195,200                                                    1,808
Applied Materials, Inc. (g)                                        247,000                                                    4,295
AT&T, Inc.                                                         125,000                                                    4,281
Autoliv, Inc.                                                       25,000                                                    1,422
Avnet, Inc. *                                                       40,000                                                      947
Bank of America Corp.                                              146,400                                                    7,886
Bank of New York Co., Inc.                                         205,000                                                    7,045
Big Lots, Inc. * (g)                                               140,000                                                    2,951
Bob Evans Farms, Inc.                                              122,000                                                    4,137
Borg Warner, Inc.                                                   48,800                                                    2,806
Cadbury Schweppes PLC ADR                                           33,600                                                    1,364
Caterpillar, Inc.                                                   25,000                                                    1,518
Charles Schwab Corp.                                               219,000                                                    3,990
Chevron Corp.                                                       78,100                                                    5,248
CIGNA Corp.                                                         43,900                                                    5,135
Coherent, Inc. *                                                    60,000                                                    1,934
Comerica, Inc.                                                      40,000                                                    2,328
ConAgra, Inc.                                                      145,200                                                    3,797
ConocoPhillips                                                     107,400                                                    6,470
CSX Corp.                                                           27,800                                                      992
Deere & Co.                                                         28,600                                                    2,434
Dover Corp.                                                         39,000                                                    1,853
Dow Chemical Co.                                                   100,000                                                    4,079
Duke Energy Corp.                                                  107,400                                                    3,398
E. I. du Pont de Nemours & Co.                                     100,000                                                    4,580
Edison International                                                75,000                                                    3,333
Exxon Mobil Corp.                                                  120,000                                                    8,569
Federated Department Stores, Inc.                                   66,930                                                    2,939
Florida East Coast Industries, Inc.                                 60,000                                                    3,585
Foot Locker, Inc.                                                   78,100                                                    1,811
FPL Group, Inc. (g)                                                 75,000                                                    3,825
Gannett Co., Inc.                                                   55,000                                                    3,254
General Dynamics Corp.                                              48,400                                                    3,441
General Electric Corp.                                             107,400                                                    3,771
Georgia Gulf Corp.                                                  44,500                                                      952
Global Industries, Ltd. *                                          120,000                                                    1,992
Goldman Sachs Group, Inc. (g)                                       15,000                                                    2,847
H.J. Heinz Co.                                                      43,300                                                    1,826
Harris Corp.                                                        70,000                                                    2,982
Hartford Financial Services Group, Inc.                             39,000                                                    3,400

Health Management Associates, Inc.,                                143,300                                                    2,823
Class A
Hewlett-Packard Co.                                                 46,600                                                    1,805
Home Depot, Inc.                                                   100,000                                                    3,733
Honda Motor Co., Ltd.                                               73,200                                                    2,586
Honeywell International, Inc.                                      120,000                                                    5,054
Horace Mann Educators Corp.                                         70,000                                                    1,410
IBM Corp.                                                           50,000                                                    4,617
Input/Output, Inc. * (g)                                            48,800                                                      547
Intel Corp.                                                        245,000                                                    5,229
J.P. Morgan Chase & Co.                                            195,200                                                    9,260
JAKKS Pacific, Inc. * (g)                                           97,600                                                    2,117
Johnson & Johnson                                                   50,000                                                    3,370
Jones Apparel Group, Inc.                                           98,800                                                    3,300
K2, Inc. *                                                          53,400                                                      729
KeyCorp                                                             97,600                                                    3,625
Kraft Foods, Inc., Class A (g)                                     100,000                                                    3,440
Laboratory Corp. of America Holdings *(g)                           43,900                                                    3,007
Lubrizol Corp.                                                      83,000                                                    3,735
Manpower, Inc.                                                      35,000                                                    2,372
Marathon Oil Corp.                                                  92,100                                                    7,957
McDonalds Corp.                                                     99,871                                                    4,187
Methode Electronics, Inc.                                          111,000                                                    1,229
MetLife, Inc.                                                       43,900                                                    2,508
Molson Coors Brewing Co., Class B                                   40,000                                                    2,847
Motorola, Inc.                                                      73,200                                                    1,688
National City Corp. (g)                                            110,000                                                    4,097
New York Community Bancorp, Inc.(g)                                150,000                                                    2,453
New York Times Co. (g)                                             120,000                                                    2,900
NiSource, Inc.                                                      83,000                                                    1,931
Pall Corp.                                                         136,200                                                    4,345
Pepco Holdings, Inc. (g)                                           161,000                                                    4,093
Pfizer, Inc.                                                       281,000                                                    7,489
Piper Jaffray Cos., Inc. *                                          16,000                                                    1,106
Pitney Bowes, Inc.                                                  25,000                                                    1,168
Radian Group, Inc.                                                  15,000                                                      800
Royal Dutch Shell PLC ADR, A                                        58,600                                                    4,080
Shares
Sabre Group Holdings Corp., Class A                                 25,000                                                      636
Safeway, Inc.                                                      195,200                                                    5,730
Schering-Plough Corp.                                              165,900                                                    3,673
Snap-On, Inc. (g)                                                   29,300                                                    1,378
SonicWALL, Inc. *                                                   50,000                                                      525
Standard Register Co.                                              195,200                                                    2,641
Stanley Works                                                       73,200                                                    3,488
SunTrust Banks, Inc. (g)                                            43,900                                                    3,468
SUPERVALU, Inc.                                                    126,900                                                    4,238
Symmetricom, Inc. * (g)                                            108,200                                                      916
TD Ameritrade Holding Corp. *                                       97,000                                                    1,598
The Walt Disney Co.                                                 81,800                                                    2,573
Tidewater, Inc. (g)                                                 55,000                                                    2,735
Triad Hospitals, Inc. *                                             75,000                                                    2,777
Tyson Foods, Inc., Class A                                         250,000                                                    3,613
U.S. Bancorp                                                        78,100                                                    2,643
UCBH Holdings, Inc.                                                 50,000                                                      857
Union Pacific Corp.                                                 28,600                                                    2,592
United Technologies Corp.                                           19,500                                                    1,282
UST, Inc. (g)                                                       25,000                                                    1,339
Verizon Communications, Inc.                                       246,000                                                    9,102
Windstream Corp.                                                   105,728                                                    1,451
Wyeth                                                               39,000                                                    1,990
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         351,343
                                                                                                                            -------

INVESTMENTS IN AFFILIATES (h)  (0.4%)
Fifth Third Institutional Money Market Fund                      1,264,155                                                    1,264
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               1,264
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (11.5%)
Pool of various securities for Fifth Third Funds                $   40,624                                                   40,624
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        40,624
                                                                                                                             ------

TOTAL (COST $302,009) (+)   -   111.6%                                                                                     $393,231
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (96.3%)
3M Co.                                                             110,602                                                 $  8,720
Abbott Laboratories                                                256,921                                                   12,206
Alcoa, Inc.                                                        345,921                                                   10,001
Allstate Corp.                                                     203,396                                                   12,480
American International Group, Inc.                                 237,675                                                   15,965
Anheuser-Busch Co., Inc.                                           171,282                                                    8,122
Applied Materials, Inc.                                            468,680                                                    8,150
AT&T, Inc. (g)                                                     502,930                                                   17,225
Bank of America Corp.                                              503,138                                                   27,105
Bank of New York Co., Inc.                                         428,220                                                   14,718
Carnival Corp.                                                     129,339                                                    6,314
Caterpillar, Inc.                                                   85,640                                                    5,199
Chevron Corp.                                                      335,287                                                   22,532
CIT Group, Inc.                                                     65,091                                                    3,388
Computer Sciences Corp. *                                           88,048                                                    4,653
ConAgra Foods, Inc.                                                330,179                                                    8,634
ConocoPhillips                                                     336,963                                                   20,299
Deere & Co.                                                         64,231                                                    5,468
Dow Chemical Co.                                                   336,227                                                   13,715
E. I. du Pont de Nemours & Co.                                      88,041                                                    4,032
Edison International                                               167,643                                                    7,450
Exxon Mobil Corp.                                                  293,375                                                   20,953
Fiserv, Inc. *                                                     172,960                                                    8,544
Fortune Brands, Inc. (g)                                           118,924                                                    9,151
FPL Group, Inc. (g)                                                172,510                                                    8,798
Gannett Co., Inc. (g)                                              256,932                                                   15,195
General Electric Corp.                                             442,410                                                   15,533
Hartford Financial Services Group, Inc.                            151,340                                                   13,192
Health Management Associates, Inc.,                                261,925                                                    5,160
Class A
Honeywell International, Inc. (g)                                  132,724                                                    5,590
IBM Corp.                                                           64,820                                                    5,985
Intel Corp.                                                        648,601                                                   13,841
J.P. Morgan Chase & Co.                                            472,335                                                   22,407
Johnson & Johnson                                                  385,382                                                   25,975
Kraft Foods, Inc., Class A (g)                                     341,370                                                   11,743
Marathon Oil Corp.                                                 129,734                                                   11,209
McDonald's Corp.                                                   152,995                                                    6,414
MetLife, Inc.                                                      428,220                                                   24,465
Morgan Stanley                                                     214,102                                                   16,364
National City Corp. (g)                                            389,160                                                   14,496
Northrop Grumman Corp.                                              44,242                                                    2,937
Parker Hannifin Corp. (g)                                          108,101                                                    9,040
Pfizer, Inc.                                                       583,740                                                   15,557
Pitney Bowes, Inc.                                                 216,200                                                   10,099
R.R. Donnelley & Sons Co.                                          259,469                                                    8,786
Sprint Nextel Corp.                                                345,921                                                    6,465
SunTrust Banks, Inc. (g)                                           237,820                                                   18,786
The Black & Decker Corp. (g)                                        65,779                                                    5,518
TJX Companies, Inc.                                                344,906                                                    9,984

United Technologies Corp.                                          151,340                                                    9,946
UST, Inc. (g)                                                      367,540                                                   19,685
Verizon Communications, Inc. (g)                                   351,108                                                   12,991
Wal-Mart Stores, Inc.                                              132,072                                                    6,509
Windstream Corp.                                                   215,000                                                    2,950
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                         630,644
                                                                                                                            -------

INVESTMENTS IN AFFILIATES (h)  (3.6%)
Fifth Third Institutional Money Market Fund                     23,437,314                                                   23,437
                                                                                                                             ------
TOTAL INVESTMENTS IN AFFILIATES                                                                                              23,437
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (17.5%)
Pool of various securities for Fifth Third Funds                  $114,273                                                  114,273
                                                                                                                            -------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       114,273
                                                                                                                            -------

TOTAL (COST $654,569) (+)   -   117.4%                                                                                     $768,354
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES (h) (100.3%)
Fifth Third Disciplined Large Cap Value Fund                     2,079,375                                                 $ 32,584
Fifth Third Institutional Money Market Fund                      5,433,520                                                    5,434
Fifth Third Intermediate Bond Fund                                 178,933                                                    1,727
Fifth Third International Equity Fund                            1,691,453                                                   22,970
Fifth Third Large Cap Core Fund                                  1,912,886                                                   31,390
Fifth Third Mid Cap Growth Fund                                  1,016,715                                                   17,762
Fifth Third Multi Cap Value Fund                                   500,119                                                   13,803
Fifth Third Quality Growth Fund *                                2,480,356                                                   42,538
Fifth Third Small Cap Growth Fund *                                610,684                                                    9,215
Fifth Third Small Cap Value Fund                                   314,407                                                    7,084
                                                                                                                              -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                             184,507
                                                                                                                            -------

TOTAL (COST $147,761) (+)   -   100.3%                                                                                     $184,507
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES (h) (100.7%)
Fifth Third Bond Fund                                            2,139,166                                                 $ 21,071
Fifth Third Disciplined Large Cap Value Fund                     3,117,081                                                   48,845
Fifth Third High Yield Bond Fund                                 1,064,725                                                   10,583
Fifth Third Institutional Money Market Fund                      1,957,524                                                    1,958
Fifth Third Intermediate Bond Fund                               2,564,514                                                   24,748
Fifth Third International Equity Fund                            2,547,916                                                   34,601
Fifth Third Large Cap Core Fund                                  2,995,933                                                   49,163
Fifth Third Mid Cap Growth Fund                                  1,531,663                                                   26,758
Fifth Third Multi Cap Value Fund                                   752,644                                                   20,773
Fifth Third Quality Growth Fund *                                3,636,346                                                   62,363
Fifth Third Short Term Bond Fund                                 1,891,023                                                   17,605
Fifth Third Small Cap Growth Fund *                                918,680                                                   13,863
Fifth Third Small Cap Value Fund                                   473,560                                                   10,669
                                                                                                                             ------

TOTAL INVESTMENTS IN AFFILIATES                                                                                             343,000
                                                                                                                            -------

TOTAL (COST $282,478) (+)   -   100.7%                                                                                     $343,000
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATE FUNDSM
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES (h) (100.2%)
Fifth Third Bond Fund                                            5,990,760                                                 $ 59,009
Fifth Third Disciplined Large Cap Value Fund                     3,821,736                                                   59,887
Fifth Third High Yield Bond Fund                                 2,119,159                                                   21,064
Fifth Third Institutional Money Market Fund                      4,936,048                                                    4,936
Fifth Third Intermediate Bond Fund                               8,885,242                                                   85,743
Fifth Third International Equity Fund                            3,002,494                                                   40,774
Fifth Third Large Cap Core Fund                                  3,422,513                                                   56,163
Fifth Third Mid Cap Growth Fund                                  1,803,034                                                   31,499
Fifth Third Multi Cap Value Fund                                   887,968                                                   24,508
Fifth Third Quality Growth Fund *                                4,250,241                                                   72,892
Fifth Third Short Term Bond Fund                                 5,595,082                                                   52,090
Fifth Third Small Cap Growth Fund *                              1,081,464                                                   16,319
Fifth Third Small Cap Value Fund                                   558,565                                                   12,584
                                                                                                                             ------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             537,468
                                                                                                                            -------

TOTAL (COST $481,435) (+)   -   100.2%                                                                                     $537,468
                                                                                                                           ========


Percentages indicated are based on net assets as of October 31, 2006
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES (h) (100.4%)
Fifth Third Bond Fund                                            1,492,670                                                 $ 14,703
Fifth Third Disciplined Large Cap Value Fund                       608,831                                                    9,540
Fifth Third High Yield Bond Fund                                   420,280                                                    4,178
Fifth Third Institutional Money Market Fund                      2,534,113                                                    2,534
Fifth Third Intermediate Bond Fund                               2,391,743                                                   23,080
Fifth Third International Equity Fund                              472,994                                                    6,423
Fifth Third Large Cap Core Fund                                    560,889                                                    9,204
Fifth Third Mid Cap Growth Fund                                    279,815                                                    4,888
Fifth Third Multi Cap Value Fund                                   139,917                                                    3,862
Fifth Third Quality Growth Fund *                                  643,657                                                   11,039
Fifth Third Short Term Bond Fund                                 1,240,771                                                   11,552
Fifth Third Small Cap Growth Fund *                                168,101                                                    2,537
Fifth Third Small Cap Value Fund                                    86,995                                                    1,960
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                             105,500
                                                                                                                            -------

TOTAL (COST $93,825) (+)   -   100.4%                                                                                      $105,500
                                                                                                                           ========


-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES (h)  (100.2%)
Fifth Third Bond Fund                                            1,065,908                                                 $ 10,499
Fifth Third Disciplined Large Cap Value Fund                       167,157                                                    2,619
Fifth Third High Yield Bond Fund                                   284,943                                                    2,832
Fifth Third Institutional Money Market Fund                         92,949                                                       93
Fifth Third Intermediate Bond Fund                               1,735,135                                                   16,744
Fifth Third International Equity Fund                              141,711                                                    1,924
Fifth Third Large Cap Core Fund                                    157,264                                                    2,581
Fifth Third Mid Cap Growth Fund                                     84,296                                                    1,473
Fifth Third Multi Cap Value Fund                                    42,021                                                    1,160
Fifth Third Quality Growth Fund *                                  217,775                                                    3,735
Fifth Third Short Term Bond Fund                                 1,025,828                                                    9,550
Fifth Third Small Cap Growth Fund *                                 50,573                                                      763
Fifth Third Small Cap Value Fund                                    26,124                                                      589
                                                                                                                                ---

TOTAL INVESTMENTS IN AFFILIATES                                                                                              54,562
                                                                                                                             ------

TOTAL (COST $52,179) (+)   -   100.2%                                                                                      $ 54,562
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD STRATEGIC INCOME FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (7.3%)
Altria Group, Inc.                                                  22,650                                                 $  1,842
American Capital Strategies, Ltd. (g)                               15,400                                                      665
Bank of America Corp.                                               19,900                                                    1,072
BB&T Corp.                                                           4,800                                                      209
Chevron Corp.                                                        8,430                                                      566
Citigroup, Inc.                                                     16,925                                                      849
Duke Energy Corp.                                                   25,800                                                      817
FPL Group, Inc. (g)                                                 13,650                                                      696
General Electric Corp.                                              10,735                                                      377
Marshall & Ilsley Corp.                                              4,400                                                      211
PepsiCo, Inc.                                                        1,800                                                      114
Procter & Gamble Co.                                                11,030                                                      699
Southern Co.                                                        14,900                                                      542
Sysco Corp.                                                          9,525                                                      333
U.S. Bancorp                                                        20,000                                                      677
Verizon Communications, Inc.                                         6,950                                                      257
Wachovia Corp.                                                      11,475                                                      637
Wells Fargo & Co.                                                   31,890                                                    1,157
                                                                                                                              -----
TOTAL COMMON STOCKS                                                                                                          11,720
                                                                                                                             ------

CORPORATE BONDS  (26.7%)
American General Finance, 5.75%,
9/15/16                                                         $    1,000                                                    1,014
AMVESCAP PLC, 5.38%, 2/27/13                                           500                                                      494
Bankers Trust New York, 7.25%,
10/15/11                                                             1,000                                                    1,079
Bear Stearns Cos., Inc., 4.65%, 7/2/18                               1,000                                                      924
Bear Stearns Cos., Inc., Series
2003-AC7, Class A2, 5.25%, 1/25/34                                     720                                                      709
Capital One Financial Co., 6.15%,
9/1/16                                                               1,500                                                    1,543
Citibank Credit Card Issuance Trust,
3.10%, 3/10/10                                                         500                                                      487
Comcast Cable, 7.13%, 6/15/13                                          500                                                      540
Core Invest Grade Trust, 4.64%,
11/30/07 *                                                             442                                                      439
Countrywide Home Loans, 4.59%,
10/25/33                                                             1,369                                                    1,302
Countrywide Home Loans, 5.02%,
4/20/35 (d)                                                            479                                                      479
Cox Communications, Inc., 7.75%,
11/1/10                                                              1,000                                                    1,080
Cullen/Frost Cap Trust I, 6.37%, 3/1/34(d)                           1,000                                                    1,017
CVS Corp., 7.77%, 1/10/12 (e)                                          810                                                      878
Developers Diversified Realty, 3.88%,
1/30/09                                                              1,000                                                      968
Emigrant Cap Trust I, 7.19%, 12/10/33*(d)(e)                         1,000                                                      994
First Tennessee Cap II, 6.30%, 4/15/34                               1,500                                                    1,458

Goldman Sachs Group, Inc., 5.25%,
10/15/13 (g)                                                         1,000                                                      993
HBOS PLC, 5.38%, 11/1/13 (d)(e)                                      2,000                                                    1,975
Hutchison Whampoa International, Ltd.,
 6.50%, 2/13/13 (e)                                                  1,000                                                    1,048
HVB Funding Trust I, 8.74%, 6/30/31 (e)                              1,000                                                    1,274
International Lease Finance Corp.,
4.38%, 11/1/09                                                       1,000                                                      977
Kraft Foods, Inc., 6.25%, 6/1/12                                     1,500                                                    1,563
Lehman Brothers Holdings, 5.46%,
10/22/08 (d)                                                         1,000                                                    1,001
Lehman Brothers TRAINS, 6.54%,
8/15/08 (d)(e)                                                         245                                                      246
Marsh & McLennan Cos., Inc., 5.88%,
8/1/33                                                                 500                                                      448
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A, 4.53%,
12/25/32                                                               126                                                      126
Motorola, Inc., 6.50%, 11/15/28 (g)                                    500                                                      534
Pacific Gas & Electric, 4.20%, 3/1/11                                1,000                                                      961
Pemex Project Funding Master Trust,
7.88%, 2/1/09                                                        1,000                                                    1,051
Public Service Oklahoma, 4.85%,
9/15/10                                                                500                                                      491
Radian Group, Inc., 5.63%, 2/15/13                                     500                                                      502
RBS Capital Trust, Class B, 6.80%,
3/31/08                                                                500                                                      504
SLM Corp., 5.44%, 4/1/09 (d)                                         1,000                                                      962
SLM Corp., 4.88%, 2/1/10 (d)                                         1,000                                                      951
SLM Corp., 6.27%, 11/21/13 (d)                                       1,000                                                      950
Sprint Capital Corp, 8.38%, 3/15/12                                  1,500                                                    1,687
TCI Communications, Inc., 7.88%,
8/1/13                                                               1,100                                                    1,231
Union Pacific Corp., 3.63%, 6/1/10                                     500                                                      473
Union Planters Corp., 4.38%, 12/1/10                                   500                                                      487
United Mexican States, 6.75%, 9/27/34 (g)                            1,000                                                    1,078
Washington Mutual, Inc., 4.82%,
10/25/32                                                                74                                                       73
Washington Mutual, Inc., Series
2003-AR10, Class A4, 4.08%, 10/25/33                                 1,127                                                    1,116
Wells Fargo Bank NA, 5.95%,
8/26/36                                                              1,000                                                    1,030
Wells Fargo Mortgage Backed Securities
Trust, 4.98%, 11/25/34                                               1,000                                                      944
Wells Fargo Mortgage Backed
Securities, Series 2005-AR10, Class
2A14, 4.11%, 6/25/35 (d)                                             1,000                                                      977
Weyerhaeuser Co., 7.38%, 3/15/32                                     1,500                                                    1,576
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                        42,634
                                                                                                                             ------

FOREIGN BONDS  (1.1%)
Korea Development Bank, 3.88%,                                       1,000                                                      970
3/2/09
Russian Federation, 8.25%, 3/31/10 *(e)                                778                                                      815
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                           1,785
                                                                                                                              -----

CORPORATE BOND EQUIVALENTS (c) (33.4%)
AAG Holding Co., Inc., $1.17                                        20,000                                                      505
Abbey National PLC, Series B $1.84                                  24,900                                                      646
Abbey National PLC, Series C $1.84                                  60,600                                                    1,559
AMBAC Financial Group, Inc., $1.49                                  54,100                                                    1,309
BAC Capital Trust I, $1.75                                          64,500                                                    1,629
BAC Capital Trust VI, $1.75                                         48,600                                                    1,249
BBC Capital Trust II, $2.13                                         31,000                                                      786
Bear Stearns Capital Trust III, $1.95                               58,900                                                    1,493
Citigoup Capital VII, $1.78                                        124,925                                                    3,175
Cleveland Electric Financial Trust I,
$2.25                                                               10,000                                                      255
Consolidated Edison, $1.81                                          50,700                                                    1,316
Corp-Backed Trust Certs (CBTCS),
$1.53 (g)                                                           60,000                                                    1,494
Corp-Backed Trust Certs (CBTCS),
$1.56                                                               33,500                                                      849
Corts Countrywide Capital II, $2.00                                 10,000                                                      258
Corts-Sherwin Williams, $1.81                                       17,600                                                      444
Corts-TR Verizon Global, $3.13                                      54,500                                                    1,409
Developers Diversified Realty, $2.15                                48,300                                                    1,236
Dominion CNG Capital Trust I, $1.95                                 39,800                                                      999
Duke Realty Corp. $1.67                                             30,000                                                      755
Duquesne Light Co., $1.68                                           24,000                                                      605
Entergy Arkansas, Inc., $1.50 (g)                                   80,600                                                    2,002
Entergy Mississippi, Inc., $1.50                                    29,300                                                      728
Federal Realty Investment Trust, $2.13                              43,300                                                    1,088
Financial Security Assurance Holdings,
$1.56 (g)                                                           90,750                                                    2,242
General Electric Capital Corp., $1.53                               19,000                                                      479
General Electric Capital Corp., $1.66                               59,000                                                    1,497
Glenborough Realty, Series A, $1.94                                 20,661                                                      524
Harris Preferred Capital, Series A,
$1.84                                                               31,800                                                      808
HRPT Properties Trust, Series B,
$2.19                                                               22,900                                                      585
HSBC Finance Corp. $1.72                                            32,800                                                      839
HSBC USA, Inc., $1.04                                               60,000                                                    1,554
Huntington Preferred Cap, Inc., $1.97                               15,507                                                      439
ING Group NV, $1.80 (g)                                             41,200                                                    1,060
Kimco Reality Preferred, $1.66                                      39,994                                                    1,012
MBNA Corp., $2.03                                                   37,800                                                      975
Merrill Lynch Preferred Capital, $0.99                              80,000                                                    2,070
ML Capital Trust III, $1.75 (g)                                      9,800                                                      251
Morgan Stanley Capital II, $1.81                                    61,525                                                    1,547
Preferred Plus Trust NAI-1, $2.01                                    4,400                                                      114
Public Credit & Repack Securities,
$1.78                                                               15,600                                                      398
Public Storage, Inc., Series A, $2.45                               15,000                                                      404
Rouchester Gas & Electric, $1.66                                    42,800                                                    1,086
Saturns JPM, $1.78                                                  12,000                                                      305
Stilwell Financial, $1.97                                           36,800                                                      934
Suntrust Capital V, $1.76                                           46,600                                                    1,177
Torchmark Capital Trust I, $1.94                                    58,819                                                    1,473
USB Capital V, $1.81                                                14,100                                                      357
Wachovia Funding, Series A, $1.81                                   79,000                                                    2,237
Wells Fargo Capital Trust V, $1.75                                  18,600                                                      471
Wells Fargo Capital Trust VI, $1.74 (g)                             74,550                                                    1,910
Wells Fargo Capital Trust VII, $1.46                                33,500                                                      804
                                                                                                                                ---
TOTAL CORPORATE BOND EQUIVALENTS                                                                                             53,341
                                                                                                                             ------

PREFERRED STOCKS (C) (7.5%)
Aegon NV, $.77                                                      20,000                                                      508
Barclays Bank PLC, $.07 (g)                                         40,000                                                    1,044
Duke Realty Corp., $.72                                             10,000                                                      256
Equity Residential Properties, $2.15                                24,500                                                      628
First Tennessee Bank, $50.72 (e)                                     1,000                                                    1,030
Freddie Mac, $2.50                                                  20,000                                                      909
Freddie Mac, $2.55 (g)                                              10,000                                                      460
Freddie Mac, $2.85                                                  25,500                                                    1,270
Goldman Sachs Group, Inc., $1.16                                    40,000                                                    1,037
Lehman Brothers, $1.92                                              50,000                                                    1,287
MetLife, Inc., $1.22 (g)                                            40,000                                                    1,040
Public Storage, Inc., $1.69                                         30,000                                                      755
Source Capital, $2.40                                               35,600                                                    1,175
U.S. Bancorp, $1.73 (g)                                             20,000                                                      528
                                                                                                                                ---
TOTAL PREFERRED STOCKS                                                                                                       11,927
                                                                                                                             ------

REAL ESTATE INVESTMENT TRUSTS (i) (7.0%)
AMB Property Corp.                                                   6,450                                                      377
Developers Diversified Realty, Corp.                                10,700                                                      652
Duke-Weeks Realty Corp.                                             15,100                                                      605
Equity Residential Properties Trust                                 15,600                                                      852
Health Care Property Investors, Inc.                                29,250                                                      918
Kimco Realty Corp.                                                  38,500                                                    1,711
ProLogis                                                            13,650                                                      864
Simon Property Group, Inc.                                          17,054                                                    1,656
Vornado Realty Trust                                                15,300                                                    1,824
Weingarten Realty Investors (g)                                     36,075                                                    1,677
                                                                                                                              -----
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                          11,136
                                                                                                                             ------

U.S. GOVERNMENT AGENCIES  (2.8%)
FANNIE MAE  (1.1%)
5.13%, 1/2/14                                                   $    1,000                                                      998
4.28%, 7/1/18                                                          701                                                      681
                                                                                                                                ---
                                                                                                                              1,679
                                                                                                                              -----
FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.4%)
5.71%, 10/1/32 (d)                                                     620                                                      624
                                                                                                                                ---
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.3%)
5.49%, 8/16/27                                                       1,150                                                    1,162
4.89%, 7/16/34                                                       1,000                                                      968
                                                                                                                                ---
                                                                                                                              2,130
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                4,433
                                                                                                                              -----
INVESTMENT COMPANIES  (8.7%)
American Income Fund, Inc. (g)                                     135,400                                                    1,097
Blackrock Income Trust (g)                                         108,600                                                      659
Blackrock North American Government
Income                                                             225,000                                                    2,380
Eaton Vance Tax-Advantaged Dividend
Income Fund                                                         23,600                                                      619
ING Prime Rate Trust                                               160,400                                                    1,145
MFS Government Markets Income
Trust                                                              217,400                                                    1,407
MFS Intermediate Income Trust                                       49,000                                                      300
Pioneer Interest Shares                                             90,700                                                    1,010
Rivus Bond Fund                                                    127,000                                                    2,271
Templeton Global Income Fund, Inc.                                  61,374                                                      566
Van Kampen Bond Fund (g)                                            64,800                                                    1,112

Van Kampen Senior Income Trust                                     152,000                                                    1,292
                                                                                                                              -----
TOTAL INVESTMENT COMPANIES                                                                                                   13,858
                                                                                                                             ------
INVESTMENTS IN AFFILIATES (h)  (4.9%)
Fifth Third Institutional Money Market Fund                      7,874,441                                                    7,874
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               7,874
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (5.4%)
Pool of various securities for Fifth Third Funds                $    8,661                                                    8,661
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         8,661
                                                                                                                              -----
TOTAL (COST $159,789) (+)   -   104.8%                                                                                     $167,369
                                                                                                                           ========


-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DIVIDEND GROWTH FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                    AMOUNT                                                    VALUE
COMMON STOCKS  (97.3%)
3M Co.                                                               6,025                                                 $    475
Alberto-Culver Co.                                                   7,520                                                      382
Altria Group, Inc.                                                   7,775                                                      632
American International Group, Inc.                                   9,367                                                      629
Apache Corp. (g)                                                     3,712                                                      242
AT&T, Inc. (g)                                                      14,200                                                      486
Bank of America Corp.                                                7,251                                                      391
Becton, Dickinson & Co.                                             11,150                                                      781
Cardinal Health, Inc.                                                5,020                                                      329
Chevron Corp.                                                        3,940                                                      265
Cisco Systems, Inc. *                                               18,700                                                      451
Citigroup, Inc.                                                     15,570                                                      781
Coca-Cola Co.                                                       12,848                                                      600
DENTSPLY International, Inc. (g)                                    12,930                                                      404
Diamond Offshore Drilling, Inc.                                      3,285                                                      227
Ecolab, Inc.                                                         7,565                                                      343
Eli Lilly & Co.                                                      5,108                                                      286
Emerson Electric Corp.                                               5,935                                                      501
Exxon Mobil Corp.                                                   16,872                                                    1,206
First Data Corp.                                                     8,440                                                      205
Franklin Resources, Inc.                                             4,980                                                      568
General Dynamics Corp.                                               4,000                                                      284
General Electric Corp.                                              29,163                                                    1,024
Genzyme Corp. *                                                      6,145                                                      415
Illinois Tool Works, Inc.                                            5,595                                                      268
Johnson & Johnson                                                   15,000                                                    1,012
Kellogg Co. (g)                                                     12,000                                                      603
Marriott International, Inc., Class A                               11,605                                                      485
Marshall & Ilsley Corp.                                             12,926                                                      620
McDonalds Corp.                                                      4,455                                                      187
McGraw-Hill Cos., Inc.                                               5,127                                                      329
Merrill Lynch & Co., Inc.                                            5,800                                                      507
Microchip Technology, Inc.                                          17,890                                                      589
Microsoft Corp.                                                     13,000                                                      373
Nike, Inc., Class B                                                  3,712                                                      341
Noble Corp.                                                          3,642                                                      255
Novartis AG ADR                                                      9,235                                                      560
Nuveen Investments, Inc.                                             7,270                                                      358
PepsiCo, Inc.                                                       16,155                                                    1,025
Pfizer, Inc.                                                         8,475                                                      226
Praxair, Inc.                                                       12,805                                                      772
Procter & Gamble Co.                                                16,155                                                    1,024
Prudential Financial, Inc.                                           8,070                                                      621
QUALCOMM, Inc.                                                      11,068                                                      403
Stryker Corp.                                                        5,725                                                      299
Sysco Corp.                                                         10,940                                                      383
Target Corp.                                                         7,499                                                      443
Texas Instruments, Inc.                                             12,295                                                      371
United Technologies Corp.                                           16,957                                                    1,115
Wachovia Corp.                                                      11,250                                                      624

Walgreen Co.                                                         3,177                                                      139
Weatherford International, Ltd. *                                    9,963                                                      409
Wells Fargo & Co.                                                   23,965                                                      869
Western Union Corp. *                                                8,440                                                      186
XTO Energy, Inc.                                                     7,208                                                      337
                                                                                                                                ---
TOTAL COMMON STOCKS                                                                                                          27,640
                                                                                                                             ------

INVESTMENTS IN AFFILIATES (h)  (1.9%)
Fifth Third Institutional Money Market Fund                        538,561                                                      539
                                                                                                                                ---
TOTAL INVESTMENTS IN AFFILIATES                                                                                                 539
                                                                                                                                ---

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (5.6%) Pool of
various securities for Fifth Third Funds                        $    1,590                                                    1,590
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         1,590
                                                                                                                              -----

TOTAL (COST $27,150) (+)   -   104.8%                                                                                      $ 29,769
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD TECHNOLOGY FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMON STOCKS  (98.4%)
Accenture Ltd., Class A                                             70,000                                                 $  2,304
Agere Systems, Inc. *                                              100,000                                                    1,698
Altera Corp. *                                                      40,000                                                      738
Altiris, Inc. *                                                     36,500                                                      822
Apple Computer, Inc. *                                              17,250                                                    1,399
Applera Corp.- Celera Genomics Group *                              30,000                                                      466
Atmel Corp. *                                                      125,000                                                      719
Avaya, Inc. * (g)                                                  200,000                                                    2,561
BEA Systems, Inc. * (g)                                            123,000                                                    2,001
Brocade Communications Systems, Inc. *                             125,000                                                    1,014
Business Objects ADR *                                              50,000                                                    1,852
Cadence Design Systems, Inc. * (g)                                  70,000                                                    1,250
Cisco Systems, Inc. *                                               52,500                                                    1,267
Compuware Corp. *                                                  150,000                                                    1,206
Corning, Inc. *                                                     87,500                                                    1,788
Cypress Semiconductor Corp. *                                       85,000                                                    1,427
Electronic Arts, Inc. *                                             35,000                                                    1,851
Exfo Electro-Optical Engineering, Inc. *                            85,000                                                      419
Exlservice Holdings, Inc. * (g)                                      4,391                                                       91
Foxhollow Technologies, Inc. * (g)                                  29,250                                                    1,024
General Cable Corp. *                                               41,500                                                    1,560
Global Crossing Ltd. * (g)                                          35,000                                                      860
II-VI, Inc. *                                                       35,000                                                      857
Intuit, Inc. *                                                      21,500                                                      759
Jabil Circuit, Inc.                                                 44,500                                                    1,277
KLA-Tencor Corp. (g)                                                49,750                                                    2,446
Lattice Semiconductor Corp. *                                       95,000                                                      590
Level 3 Communications, Inc. * (g)                                 175,000                                                      926
Linear Technology Corp.                                              2,500                                                       78
Macrovision Corp. * (g)                                             66,000                                                    1,756
Mentor Graphics Corp. *                                             60,000                                                    1,012
Microsoft Corp.                                                     53,750                                                    1,543
Molex, Inc.                                                         20,000                                                      698
NAVTEQ Corp. *                                                         500                                                       17
NVIDIA Corp. *                                                      45,000                                                    1,569
Parametric Technology Corp. *                                       30,000                                                      586
Phase Forward, Inc. *                                               60,000                                                      833
Polycom, Inc. *                                                     25,000                                                      685
QLogic Corp. *                                                      50,000                                                    1,029
QUALCOMM, Inc.                                                      45,000                                                    1,638
Research in Motion Ltd. *                                            1,000                                                      117
SonicWALL, Inc. *                                                  125,000                                                    1,313
Sun Microsystems, Inc. *                                           350,000                                                    1,901
Symantec Corp. * (g)                                               100,000                                                    1,984
Technitrol, Inc.                                                    27,500                                                      694
Thomas & Betts Corp. *                                              15,000                                                      773
THQ, Inc. *                                                         35,500                                                    1,067
Vertex Pharmaceuticals, Inc. * (g)                                  55,000                                                    2,233
WebEx Communications, Inc. * (g)                                    40,000                                                    1,538

Western Union Corp. *                                               65,000                                                    1,433
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                          59,669
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (2.6%)
Fifth Third Institutional Money Market Fund                      1,598,499                                                    1,598
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               1,598
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (15.8%)
Pool of various securities for Fifth Third Funds                $    9,613                                                    9,613
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         9,613
                                                                                                                              -----


TOTAL (COST $67,713) (+)   -   116.8%                                                                                      $ 70,880
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
FOREIGN STOCKS  (92.3%) (j)
AUSTRALIA  (3.6%)
AGL Energy, Ltd. *                                                   5,010                                                 $     60
Alinta, Ltd.                                                         2,893                                                       24
Alumina, Ltd.                                                       59,739                                                      311
Amcor, Ltd.                                                         46,386                                                      249
AMP, Ltd.                                                           31,657                                                      232
Ansell, Ltd.                                                         1,145                                                       10
Australia & New Zealand Banking Group, Ltd.                         14,034                                                      314
BHP Billiton, Ltd.                                                 184,704                                                    3,928
BlueScope Steel, Ltd.                                               39,130                                                      219
Boral, Ltd.                                                         30,732                                                      173
Brambles Industries, Ltd. (g)                                       25,713                                                      247
Caltex Australia, Ltd.                                              20,530                                                      353
Coca-Cola Amatil, Ltd.                                              19,435                                                      105
Coles Myer, Ltd.                                                    10,427                                                      110
Commonwealth Bank of Australia                                      29,387                                                    1,084
CSL, Ltd.                                                            3,164                                                      137
CSR, Ltd.                                                           49,853                                                      125
Foster's Group, Ltd.                                                46,300                                                      231
Insurance Australia Group                                           43,892                                                      188
James Hardie Industries NV                                          24,574                                                      149
John Fairfax Holdings, Ltd.                                          8,771                                                       33
Leighton Holdings, Ltd.                                              2,707                                                       44
Lend Lease Corp., Ltd.                                               4,578                                                       60
Macquarie Bank, Ltd.                                                 5,426                                                      312
Macquarie Infrastructure Group                                      83,850                                                      219
Mayne Nickless, Ltd.                                                 9,701                                                       25
Mayne Pharma, Ltd.                                                   9,701                                                       33
National Australia Bank, Ltd.                                       39,390                                                    1,159
Newcrest Mining, Ltd.                                               17,110                                                      318
Onesteel, Ltd. (g)                                                  29,255                                                       95
Orica, Ltd.                                                         14,750                                                      277
Origin Energy, Ltd.                                                147,089                                                      815
Paperlinx, Ltd.                                                     23,747                                                       76
QBE Insurance Group, Ltd.                                           17,030                                                      324
Rinker Group, Ltd.                                                  49,029                                                      701
Rio Tinto, Ltd. (g)                                                 16,022                                                      966
Santos, Ltd.                                                       108,016                                                      890
Sonic Healthcare, Ltd.                                               1,643                                                       17
Stockland Trust Group                                                  469                                                        3
Suncorp Metway, Ltd. (g)                                             5,353                                                       86
Sydney Roads Group *                                                27,950                                                       25
TABCORP Holdings, Ltd.                                              10,500                                                      134
Telstra Corp., Ltd. (g)                                             51,965                                                      159
Toll Holdings Ltd.                                                   4,869                                                       58
Transurban Group (g)                                                 6,589                                                       37
Westfarmers, Ltd.                                                    8,854                                                      237
Westpac                                                             21,491                                                      398
Woodside Petroleum, Ltd.                                            59,092                                                    1,731

Woolworths, Ltd.                                                    28,019                                                      448
                                                                                                                                ---
                                                                                                                             17,929
                                                                                                                             ------
AUSTRIA  (0.8%)
Andritz AG                                                             476                                                       86
Bank Austria Creditanstalt                                           2,492                                                      361
Boehler-Uddeholm AG                                                  2,480                                                      153
Erste Bank Der Oesterreichischen
Sparkassen AG                                                       12,549                                                      853
Flughafen Wein AG                                                      714                                                       64
Immofinanz Immobilien Anlagen *                                     23,087                                                      280
Mayr-Melnhof Karton AG                                                 291                                                       54
Oesterreichische
Elektrizitaetswirtschafts AG                                         5,200                                                      259
OMV AG                                                              11,087                                                      605
Raiffeisen Intl Bank Holding AG (g)                                  1,849                                                      211
Telekom Austria AG                                                  22,713                                                      565
Voest-Alpine Stahl AG (g)                                            5,028                                                      237
Wiener Staedtische Allgemine
Versicherung AG                                                      1,518                                                       98
Wienerberger Baust                                                   3,975                                                      206
                                                                                                                                ---
                                                                                                                              4,032
                                                                                                                              -----
BELGIUM  (0.8%)
Agfa Gevaert NV                                                      1,931                                                       49
Bekaert NV                                                             325                                                       35
Belgacom SA                                                          3,263                                                      133
Delhaize Group                                                       1,553                                                      125
Dexia                                                               25,883                                                      698
Fortis                                                              36,918                                                    1,549
Groupe Bruxelles Lambert SA                                          1,616                                                      178
InBev NV                                                             3,790                                                      213
KBC Bancassurance Holding SA                                         3,615                                                      394
Solvay SA                                                            2,472                                                      320
UCB SA (g)                                                           4,219                                                      261
Umicore                                                              1,052                                                      163
                                                                                                                                ---
                                                                                                                              4,118
                                                                                                                              -----
BERMUDA  (0.1%)
Cheung Kong Infrastructure                                          13,000                                                       39
Holdings, Ltd.
Esprit Holdings, Ltd.                                               33,000                                                      319
Johnson Electric Holdings, Ltd.                                     46,500                                                       37
Kerry Properties, Ltd.                                              12,652                                                       47
Li & Fung, Ltd.                                                     57,200                                                      150
Shagri-La Asia, Ltd.                                                31,021                                                       67
Yue Yuen Industrial Holdings, Ltd.                                  13,500                                                       41
                                                                                                                                 --
                                                                                                                                700
                                                                                                                                ---
BRAZIL  (0.7%)
Aracruz Celulose SA, B Shares                                       21,000                                                      116
Arcelor Brasil SA                                                    3,690                                                       65
Banco Itau Holding Financeira SA                                    21,000                                                      692
Centrais Eletricas Brasileiras SA,
B Shares                                                         5,176,000                                                      104
Companhia de Bebidas das Americas                                  154,000                                                       61
Companhia Siderurgica Nacional SA                                    4,000                                                      124
Companhia Vale do Rio Doce,
A Shares                                                            58,536                                                    1,261
Empresa Brasileira de Aeronautica SA
(Embraer)                                                           16,500                                                      171
Souza Cruz SA                                                        3,900                                                       59
Tele Norte Leste Participacoes SA                                   13,000                                                      190
Telesp Celular Participacoes SA *                                   21,249                                                       73

Unibanco - Uniao de Bancos Brasileiros
SA GDR                                                               3,600                                                      284
Usinas Siderurgicas de Minas Gerais SA,
A Shares                                                             4,200                                                      143
                                                                                                                                ---
                                                                                                                              3,343
                                                                                                                              -----
DENMARK  (0.5%)
A P Moller - Maersk AS                                                  10                                                       90
Danisco AS                                                             900                                                       72
Danske Bank (g)                                                     23,187                                                      973
DSV AS                                                               1,400                                                      258
GN Store Nord AS (g)                                                12,700                                                      178
Novo Nordisk AS                                                      8,730                                                      660
Novozymes AS                                                         1,950                                                      156
Vestas Wind Systems AS *                                             5,550                                                      156
William Demant Holdings AS *                                         1,000                                                       83
                                                                                                                                 --
                                                                                                                              2,626
                                                                                                                              -----
FINLAND  (1.1%)
Cargotec Corp., B Shares                                             1,677                                                       76
Fortum Oyj                                                           7,489                                                      206
Kesko Oyj, B Shares                                                  4,103                                                      194
Kone Oyj, B Shares                                                   3,354                                                      159
Metso Oyj, B Shares                                                  4,716                                                      204
Neste Oil Oyj                                                        2,291                                                       73
Nokia Oyj                                                          131,735                                                    2,617
Outokumpo Oyj                                                        9,396                                                      289
Rautaruukki Oyj                                                      3,708                                                      122
Sampo Insurance Co.                                                 13,856                                                      300
Stora Enso Oyj                                                      24,479                                                      396
TietoEnator Oyj                                                      5,565                                                      154
UPM-Kym'mene Oyj                                                    21,307                                                      539
Uponor Oyj (g)                                                       1,282                                                       39
Wartsila Corp. Oyj, B Shares                                         2,611                                                      120
                                                                                                                                ---
                                                                                                                              5,488
                                                                                                                              -----
FRANCE  (8.1%)
Accor SA                                                            12,681                                                      880
Alcatel                                                             58,712                                                      745
Alstom *                                                             3,934                                                      362
Arkema *                                                             2,028                                                       99
Atos Origin SA *                                                     1,078                                                       61
AXA SA                                                              86,515                                                    3,287
BNP Paribas SA                                                      40,417                                                    4,438
Bouygues                                                            10,422                                                      607
Business Objects SA *                                                2,957                                                      109
Cap Gemini                                                           4,365                                                      248
Carrefour SA                                                        24,625                                                    1,499
Casino Guichard-Perrachon                                            2,238                                                      190
CNP Assurances                                                       2,917                                                      307
Compagnie de Saint-Gobain                                           10,839                                                      797
Compagnie Generale des
Etablissements Michelin                                              3,038                                                      248
Credit Agricole SA                                                  16,973                                                      719
Dassault Systems SA                                                  2,314                                                      126
Essilor International SA                                             2,213                                                      232
Euronext NV                                                          2,317                                                      232
European Aeronautic Defence and
Space Co.                                                            8,411                                                      228
France Telecom SA                                                   54,437                                                    1,413
Gecina SA                                                            1,903                                                      270
Groupe Danone                                                       10,041                                                    1,470
Hermes International                                                 1,062                                                      115

Imerys SA                                                            1,299                                                      112
Klepierre                                                            1,607                                                      242
L'Air Liquide SA                                                     4,730                                                    1,005
L'Oreal SA                                                           8,747                                                      849
Lafarge SA                                                           6,910                                                      928
Lagardere Group SCA                                                  3,721                                                      267
LVMH  Moet-Hennessy Louis Vuitton                                    6,483                                                      675
Neopost SA                                                           1,658                                                      203
Peugeot SA                                                           3,461                                                      198
PPR SA                                                               1,689                                                      252
Publicis Groupe                                                      2,839                                                      110
Renault SA                                                           3,561                                                      416
Safran SA                                                            3,684                                                       83
Sanofi-Aventis                                                      34,761                                                    2,952
Schneider Electric SA                                                7,778                                                      806
Societe BIC SA                                                       1,476                                                       95
Societe Generale-A                                                  15,897                                                    2,634
Societe Television Francaise 1                                       3,496                                                      119
Sodexho SA                                                           5,019                                                      269
Suez SA (g)                                                         16,628                                                      743
Technip-Coflexip SA                                                  1,654                                                      100
Thales SA                                                            3,488                                                      161
Thomson                                                              6,464                                                      112
Total SA                                                            81,156                                                    5,521
Unibail Union Credit (g)                                             2,597                                                      565
Veolia Environnement                                                 3,368                                                      206
Vinci SA                                                             4,968                                                      559
Vivendi Universal                                                   23,213                                                      878
Zodiac SA                                                            1,683                                                      105
                                                                                                                                ---
                                                                                                                             39,847
                                                                                                                             ------
GERMANY  (8.9%)
Adidas-Salomon AG (g)                                               11,528                                                      577
Allianz AG                                                          21,413                                                    3,952
Altana AG (g)                                                        3,946                                                      220
BASF AG                                                             29,433                                                    2,582
Bayer AG                                                            28,132                                                    1,409
Beiersdorf AG                                                        2,853                                                      162
Celesio AG                                                           4,370                                                      226
Commerzbank AG                                                      33,267                                                    1,177
Continental AG                                                       7,178                                                      801
DaimlerChrysler AG                                                  44,315                                                    2,512
Deutsche Bank AG                                                    29,128                                                    3,651
Deutsche Boerse AG                                                   5,605                                                      900
Deutsche Lufthansa AG                                               12,571                                                      289
Deutsche Post AG                                                    39,484                                                    1,091
Deutsche Postbank AG                                                 2,905                                                      216
Deutsche Telekom AG                                                157,542                                                    2,730
E.ON AG                                                             34,023                                                    4,070
Fresenius Medical Care AG                                            3,516                                                      468
Heidelberger Druckmaschinen AG                                       2,900                                                      132
Henkel KGaA                                                          3,349                                                      448
Hochtief AG                                                          3,045                                                      198
Hypo Real Estate Holding AG                                          7,464                                                      469
Karstadt AG * (g)                                                    4,366                                                      102
Linde AG                                                             4,310                                                      426
MAN AG                                                               8,720                                                      772
Merck KGAA                                                           2,696                                                      284
Metro AG                                                             7,872                                                      467
Muenchener Rueckver AG                                              10,806                                                    1,747
Porsche AG                                                             387                                                      451
Puma AG Rudolf Dassler Sport                                           680                                                      241
RWE AG                                                              22,764                                                    2,241
RWE AG                                                               2,000                                                      177
SAP AG                                                              12,216                                                    2,421

Siemens AG (g)                                                      44,261                                                    3,960
Suedzucker AG                                                        4,457                                                      110
Thyssen Krupp AG                                                    20,056                                                      742
TUI AG (g)                                                          12,610                                                      275
Volkswagen AG                                                        8,534                                                      836
                                                                                                                                ---
                                                                                                                             43,532
                                                                                                                             ------
GREAT BRITAIN  (20.4%)
3I Group PLC                                                         2,424                                                       44
Aegis Group PLC                                                     34,975                                                       89
AMEC PLC                                                            12,375                                                       88
Amvescap PLC                                                         3,733                                                       43
Anglo American PLC                                                  63,655                                                    2,880
Arriva PLC                                                          10,995                                                      150
AstraZeneca PLC                                                     73,208                                                    4,313
Aviva PLC                                                          114,821                                                    1,694
BAE Systems PLC                                                    130,854                                                    1,046
Balfour Beatty                                                      21,507                                                      166
Barclays PLC                                                       221,223                                                    2,980
Barratt Developments PLC                                             6,653                                                      137
BBA Group PLC                                                       30,027                                                      153
Bellway PLC                                                          3,499                                                       90
Berkeley Group Holdings PLC *                                        3,666                                                      100
BG Group PLC                                                       133,581                                                    1,774
BHP Billiton PLC                                                   117,667                                                    2,266
Biffa PLC *                                                         14,055                                                       71
Boots Group PLC                                                     18,783                                                      290
BP PLC                                                             780,078                                                    8,714
Brambles Industries PLC                                              3,701                                                       35
British Airways PLC *                                               25,641                                                      224
British American Tobacco PLC                                        49,480                                                    1,348
British Land Co. PLC                                                14,566                                                      414
British Sky Broadcasting Group PLC                                  28,331                                                      293
BT Group PLC                                                       305,111                                                    1,618
Bunzl PLC                                                           16,193                                                      214
Burberry Group PLC                                                   7,387                                                       79
Cadbury Schweppes PLC                                               83,589                                                      840
Capita Group PLC                                                     3,380                                                       35
Carnival PLC                                                         9,335                                                      455
Centrica PLC                                                        82,105                                                      518
Close Brothers Group PLC                                               665                                                       12
Cobham PLC                                                          48,564                                                      178
Compass Group PLC                                                  112,548                                                      602
Corus Group PLC                                                     34,053                                                      303
Daily Mail & General Trust                                           8,477                                                      108
Diageo PLC                                                         154,707                                                    2,861
Dixons Group PLC                                                    51,800                                                      215
Electrocomponents PLC                                               20,828                                                      114
EMAP PLC                                                             5,905                                                       88
EMI Group PLC                                                       22,340                                                      115
Enterprise Inns PLC                                                 18,788                                                      386
FirstGroup PLC                                                      25,542                                                      261
FKI PLC                                                             19,992                                                       36
Friends Provident PLC                                               87,895                                                      346
George Wimpey PLC                                                   10,884                                                      109
GKN PLC                                                             19,649                                                      114
Glaxosmithkline PLC                                                249,681                                                    6,652
Group 4 Securicor PLC                                                5,825                                                       19
Hammerson PLC                                                        8,008                                                      205
Hanson PLC                                                          27,658                                                      383
Hays PLC                                                             8,139                                                       23

HBOS PLC                                                           128,414                                                    2,658
Home Retail Group *                                                 20,830                                                      159
HSBC Holdings PLC                                                  363,484                                                    6,883
ICAP PLC                                                             2,480                                                       24
IMI PLC                                                             20,114                                                      202
Imperial Chemical Industries PLC                                    45,589                                                      353
Imperial Tobacco Group PLC                                          20,578                                                      728
InterContinental Hotels Group PLC                                   22,077                                                      424
International Power PLC                                              9,592                                                       61
Invensys PLC *                                                      25,129                                                      109
ITV PLC                                                             97,501                                                      196
J Sainsbury PLC                                                     44,940                                                      336
Johnson Matthey PLC                                                  8,435                                                      231
Kelda Group PLC                                                     13,820                                                      228
Kesa Electricals PLC                                                 8,163                                                       54
Kingfisher PLC                                                      31,317                                                      157
Ladbrokes PLC                                                       30,621                                                      238
Land Securities Group PLC                                           13,012                                                      519
Legal & General Group PLC                                          291,166                                                      802
Liberty International PLC                                            7,004                                                      179
Lloyds TSB Group PLC                                               215,765                                                    2,301
Logica PLC                                                          37,077                                                      117
London Stock Exchange Group PLC                                      1,096                                                       26
Man Group PLC                                                        9,030                                                       84
Marks & Spencer PLC                                                 42,231                                                      528
Meggitt PLC                                                         21,954                                                      140
Misys PLC                                                           23,956                                                       93
Mitchells & Butlers PLC                                             22,795                                                      259
National Express Group PLC                                           8,899                                                      165
National Grid PLC                                                   98,436                                                    1,253
Next PLC                                                             6,598                                                      236
Pearson PLC                                                         20,364                                                      300
Persimmon PLC                                                        7,497                                                      191
Provident Financial PLC                                              1,305                                                       15
Prudential Corp. PLC                                                82,550                                                    1,011
Punch Taverns PLC                                                   13,133                                                      258
Reckitt Benckiser PLC                                               23,680                                                    1,029
Reed Elsevier PLC                                                   32,223                                                      367
Rentokil Initial PLC                                                 9,250                                                       27
Resolution PLC                                                       1,014                                                       12
Reuters Holding PLC                                                 37,796                                                      322
Rexam PLC                                                           21,397                                                      241
Rio Tinto PLC                                                       49,112                                                    2,713
Rolls-Royce Group PLC                                               61,986                                                      555
Rolls-Royce Group PLC, B Shares *                                2,274,886                                                        4
Royal & Sun Alliance Insurance
Group PLC                                                          119,897                                                      337
Royal Bank of Scotland Group PLC                                    98,726                                                    3,516
Royal Dutch Shell PLC                                              148,733                                                    5,169
Royal Dutch Shell PLC, B Shares                                    103,914                                                    3,733
Sage Group PLC                                                      57,209                                                      262
Schroders PLC                                                          635                                                       12
Scottish & Southern Energy PLC                                      30,125                                                      755
Scottish Power PLC                                                  50,980                                                      635
Serco Group PLC                                                      2,367                                                       16
Severn Trent PLC                                                     9,370                                                      249
Signet Group PLC                                                    41,542                                                       95
Slough Estates PLC                                                  11,434                                                      150
Smith & Nephew PLC                                                  17,131                                                      167
Smiths Industries PLC                                               21,670                                                      390
Stagecoach Group PLC                                                47,328                                                      126
Tate & Lyle PLC                                                     28,676                                                      431

Taylor Woodrow PLC                                                  16,288                                                      113
Tesco PLC                                                          258,299                                                    1,938
Tompkins PLC                                                        38,925                                                      180
Unilever PLC                                                        61,963                                                    1,537
United Business Media PLC                                            7,678                                                      101
United Utilities PLC                                                 5,154                                                       70
Vodafone Group PLC                                               1,955,334                                                    5,028
Whitbread PLC                                                       11,647                                                      311
William Hill PLC                                                    21,682                                                      269
Wolseley PLC                                                        23,361                                                      552
WPP Group PLC                                                       24,954                                                      319
Xstrata PLC                                                         11,011                                                      470
Yell Group PLC                                                      17,214                                                      204
                                                                                                                                ---
                                                                                                                            100,214
                                                                                                                            -------
GREECE  (0.3%)
Alpha Bank A.E.                                                     14,112                                                      410
EFG Eurobank Ergasias                                                7,234                                                      240
National Bank of Greece SA                                          12,654                                                      573
OPAP SA                                                              7,500                                                      267
Titan Cement Co.                                                     2,300                                                      120
                                                                                                                                ---
                                                                                                                              1,610
                                                                                                                              -----
HONG KONG  (1.0%)
ASM Pacific Technology, Ltd.                                         1,500                                                        8
Bank of East Asia, Ltd.                                             45,817                                                      219
BOC Hong Kong Holdings, Ltd.                                       111,000                                                      248
Cathay Pacific Airways, Ltd.                                        30,000                                                       65
Cheung Kong Infrastructure                                          46,000                                                      500
Holdings, Ltd.
CLP Holdings, Ltd.                                                  56,180                                                      357
Hang Lung Properties, Ltd.                                          56,000                                                      122
Hang Seng Bank, Ltd.                                                23,500                                                      299
Henderson Land Development, Ltd.                                    23,000                                                      127
Hong Kong & China Gas Co., Ltd.                                    121,348                                                      278
Hong Kong Electric Holdings, Ltd.                                   43,000                                                      202
Hong Kong Exchanges & Clearing, Ltd.                                31,000                                                      245
Hopewell Holdings, Ltd.                                             19,000                                                       56
Hutchison Telecommunications                                        40,000                                                       77
International, Ltd. *
Hutchison Whampoa, Ltd.                                             64,000                                                      568
Hysan Development Co., Ltd.                                         18,999                                                       48
MTR Corp.                                                           42,950                                                      103
New World Development Co., Ltd.                                     70,649                                                      121
PCCW, Ltd.                                                         109,047                                                       67
Sino Land Company, Ltd.                                             24,401                                                       42
Sun Hung Kai Properties, Ltd.                                       40,136                                                      439
Swire Pacific, Ltd.                                                 29,000                                                      306
Techtronic Industries Co., Ltd.                                     28,500                                                       40
Television Broadcasts, Ltd.                                          9,000                                                       52
The Link REIT                                                       50,000                                                      103
Wharf Holdings, Ltd.                                                36,600                                                      124
                                                                                                                                ---
                                                                                                                              4,816
                                                                                                                              -----
INDONESIA  (0.0%)
PT Mulia Industrindo Tbk *                                          19,000                                                       -#
                                                                                                                                 --

IRELAND  (0.1%)
Allied Irish Banks PLC                                               6,500                                                      177
Bank of Ireland                                                      1,300                                                       26
Depfa Bank PLC                                                      17,593                                                      296
                                                                                                                                ---
                                                                                                                                499
                                                                                                                                ---

ITALY  (0.6%)
Banca Intesa SpA                                                    78,875                                                      539
Banche Popolari Unite Scrl                                           8,539                                                      234
Capitalia SpA                                                       14,898                                                      132
Mediobanca SpA                                                       3,125                                                       73
San Paolo IMI SpA                                                   18,081                                                      386
UniCredito Italiano SA                                             208,894                                                    1,726
                                                                                                                              -----
                                                                                                                              3,090
                                                                                                                              -----
JAPAN  (27.1%)
Acom Co., Ltd.                                                       1,120                                                       43
Advantest                                                           10,400                                                      522
AEON Co., Ltd.                                                      27,000                                                      632
AEON Credit Service Co., Ltd.                                          900                                                       20
Aiful Corp.                                                          1,050                                                       36
Ajinomoto Co., Inc.                                                 31,400                                                      363
Alps Electric Co., Ltd.                                              9,000                                                       90
Amada Co., Ltd.                                                     16,000                                                      158
Asahi Breweries, Ltd.                                               20,900                                                      297
Asahi Glass Co., Ltd.                                               62,800                                                      723
Asahi Kasei Corp.                                                   62,000                                                      394
Asatsu, Ltd.                                                         1,200                                                       35
Astellas Pharma, Inc.                                               31,100                                                    1,395
Bank of Kyoto, Ltd. (g)                                             15,000                                                      154
Bank of Yokohama, Ltd.                                              75,000                                                      577
Benesse Corp.                                                        2,700                                                       97
Bridgestone Corp.                                                   47,000                                                      974
Canon, Inc.                                                         58,200                                                    3,096
Casio Computer Co., Ltd. (g)                                        17,000                                                      342
Central Japan Railway Co.                                               69                                                      742
Chiba Bank, Ltd.                                                    48,000                                                      427
Chiyoda Corp. (g)                                                   10,000                                                      180
Chubu Electric Power Co., Inc.                                      24,300                                                      674
Chugai Pharmaceutical Co., Ltd.                                     16,004                                                      328
Citizen Watch Co., Ltd. (g)                                         19,300                                                      160
COMSYS Holdings Corp.                                                9,000                                                       95
Credit Saison Co., Ltd.                                              2,600                                                       94
CSK Corp.                                                            4,100                                                      182
Dai Nippon Printing Co., Ltd.                                       22,600                                                      335
Daicel Chemical Industries, Ltd.                                     9,000                                                       59
Daiichi Sanko Co., Ltd.                                             41,400                                                    1,229
Daikin Kogyo Corp.                                                   9,100                                                      256
Dainippon Ink & Chemicals, Inc.                                     32,000                                                      120
Daito Trust Construction Co., Ltd.                                   7,500                                                      395
Daiwa House Co., Ltd.                                               38,600                                                      696
Daiwa Securities Group, Ltd.                                       171,000                                                    1,925
Denki Kagaku Kogyo Kabushiki
Kaisha,Ltd.                                                         20,000                                                       76
Denso Corp.                                                         34,350                                                    1,305
Dentsu, Inc.                                                            24                                                       66
Dowa Mining Co., Ltd.                                               28,000                                                      234
E*TRADE Securities Co., Ltd. (g)                                       107                                                      112
East Japan Railway Co.                                                 198                                                    1,384
Ebara Corp. (g)                                                     16,800                                                       65
Eisai Co., Ltd.                                                     16,702                                                      853
FamilyMart Co., Ltd.                                                 2,900                                                       78
Fanuc Co., Ltd.                                                      9,600                                                      833
Fast Retailing Co., Ltd.                                             3,800                                                      358
Fuji Electric Holdings Co., Ltd.                                    11,000                                                       59
Fuji Photo Film Co., Ltd.                                           22,600                                                      838
Fuji Soft ABC, Inc.                                                  2,200                                                       55
Fuji Television Network                                                 29                                                       60

Fujikura                                                            14,000                                                      149
Fujitsu, Ltd.                                                       85,000                                                      689
Furukawa Electric Co., Ltd.                                         30,800                                                      218
Hankyu Department Stores, Inc.                                       4,000                                                       33
Hirose Electric Co., Ltd.                                            2,800                                                      371
Hitachi Chemical Co., Ltd.                                           1,000                                                       26
Hitachi Construction Machinery
Co., Ltd.                                                            1,200                                                       28
Hitachi, Ltd.                                                      166,000                                                      951
Hokkaido Electric Power Co., Inc.                                    6,900                                                      165
Hokuhoku Financial Group, Inc.                                      79,000                                                      293
Honda Motor Co., Ltd.                                               96,051                                                    3,395
Hoya Corp.                                                          24,700                                                      950
IBIDEN Co., Ltd.                                                     5,500                                                      287
Index Corp. (g)                                                         53                                                       36
INPEX Holdings, Inc. *                                                  21                                                      173
Isetan Co., Ltd.                                                    10,500                                                      184
Ishikawajima-Harima Heavy Industries
Co., Ltd.                                                           56,000                                                      187
Itochu Corp.                                                        71,000                                                      562
Itochu Techno-Science Corp.                                          1,700                                                       95
Japan Airlines System Corp. * (g)                                   43,000                                                       82
Japan Real Estate Investment Corp. (g)                                  24                                                      220
Japan Retail Fund Investment Corp.                                      21                                                      163
Japan Tobacco, Inc.                                                    175                                                      761
JFE Holdings, Inc.                                                  18,300                                                      732
JGC Corp.                                                           14,000                                                      217
Joyo Bank, Ltd.                                                     54,000                                                      314
JS Group Corp.                                                      12,800                                                      261
JSR Corp.                                                            8,200                                                      205
Kajima Corp. (g)                                                    67,400                                                      321
Kaneka Corp.                                                        12,000                                                      116
Kansai Electric Power Co., Inc.                                     33,800                                                      797
Kao Corp.                                                           28,000                                                      735
Kawasaki Heavy Industries, Ltd. (g)                                 57,000                                                      209
Kawasaki Kisen Kaisha, Ltd. (g)                                      4,000                                                       28
Keihin Electric Express Railway Co., Ltd (g)                        13,000                                                       92
Keio Electric Railway Co., Ltd.                                      9,000                                                       60
Keyence Corp.                                                        3,000                                                      664
Kikkoman Corp. (g)                                                   6,000                                                       68
Kinki Nippon Railway Co., Ltd. (g)                                  79,230                                                      245
Kirin Brewery Co., Ltd.                                             43,400                                                      576
Kobe Steel, Ltd.                                                    90,000                                                      274
Kokuyo Co., Ltd.                                                     2,900                                                       45
Komatsu, Ltd.                                                       55,400                                                      991
Komori Corp.                                                         1,000                                                       19
Konami Co., Ltd.                                                     5,700                                                      157
Konica Corp.                                                        27,500                                                      365
Kubota Corp.                                                        76,000                                                      660
Kuraray Co., Ltd.                                                   19,500                                                      220
Kurita Water Industries, Ltd. (g)                                    3,500                                                       71
Kyocera Corp.                                                        8,300                                                      741
Kyowa Hakko Kogyo Co., Ltd.                                         15,000                                                      115
Kyushu Electric Power Co., Inc.                                     15,200                                                      355
Lawson, Inc.                                                         2,600                                                       88
Leopalace 21 Corp.                                                   9,900                                                      372
Mabuchi Motor Co., Ltd. (g)                                          1,800                                                      105
Marubeni Corp.                                                      69,800                                                      356
Marui Co., Ltd.                                                     26,900                                                      360
Matsui Securities Co., Ltd.                                            100                                                        1
Matsushita Electric Industrial Co., Ltd.                            98,000                                                    2,038
Matsushita Electric Works                                           16,000                                                      179

Meiji Seika Co., Ltd.                                                7,000                                                       36
Meitec Corp.                                                         1,300                                                       41
Millea Holdings, Inc.                                               36,500                                                    1,370
Minebea Co., Ltd.                                                   19,000                                                      116
Mitsubishi Chemical Holdings Corp.                                  43,500                                                      277
Mitsubishi Corp.                                                    62,300                                                    1,196
Mitsubishi Electric Corp.                                          107,800                                                      940
Mitsubishi Estate Co., Ltd.                                        101,000                                                    2,404
Mitsubishi Heavy Industries, Ltd.                                  182,000                                                      812
Mitsubishi Logistics Corp. (g)                                       3,000                                                       49
Mitsubishi Materials Corp. (g)                                      91,000                                                      357
Mitsubishi Rayon Co., Ltd.                                          27,000                                                      169
Mitsubishi Tokyo Financial Group, Inc.                                 372                                                    4,722
Mitsubishi UFJ Securities Co., Ltd.                                 24,000                                                      291
Mitsui & Co., Ltd.                                                  76,800                                                    1,049
Mitsui Chemicals, Inc.                                              24,000                                                      164
Mitsui Fudosan Co., Ltd.                                            71,400                                                    1,747
Mitsui Mining & Smelting Co., Ltd.                                  56,000                                                      269
Mitsui O.S.K. Lines, Ltd.                                           10,000                                                       83
Mitsui Sumitomo Insurance Co.                                       60,230                                                      745
Mitsui Trust Holding, Inc.                                          36,513                                                      430
Mitsukoshi, Ltd. (g)                                                28,000                                                      144
Mizuho Financial Group, Inc.                                           439                                                    3,406
Murata Manufacturing Co., Ltd.                                      11,200                                                      778
NEC Corp.                                                          110,200                                                      569
NEC Electronics Corp. * (g)                                          2,600                                                       83
Net One Systems Co., Ltd. (g)                                           33                                                       50
New Oji Paper Co.                                                   52,400                                                      278
NGK Insulators, Ltd.                                                20,600                                                      278
NGK Spark Plug Co., Ltd.                                            12,000                                                      252
Nidec Corp.                                                          5,300                                                      403
Nikko Cordial Corp.                                                 72,000                                                      856
Nikon Corp. (g)                                                     15,000                                                      308
Nintendo Co., Ltd.                                                   6,200                                                    1,265
Nippon Building Fund, Inc. (g)                                          28                                                      301
Nippon Electric Glass Co., Ltd.                                     10,000                                                      214
Nippon Express Co., Ltd.                                            40,600                                                      219
Nippon Meat Packers, Inc.                                            9,600                                                      106
Nippon Mining Holdings, Inc.                                        25,500                                                      192
Nippon Oil Co., Ltd.                                                76,600                                                      573
Nippon Paper Group, Inc.                                                44                                                      158
Nippon Sheet Glass Co., Ltd. (g)                                    21,000                                                       94
Nippon Steel Corp.                                                 230,800                                                      936
Nippon Telegraph and                                                   145                                                      731
Telephone Corp.
Nippon Yusen Kabushiki Kaisha                                       60,000                                                      388
Nishi-Nippon City Bank, Ltd.                                        42,000                                                      198
Nissan Chemical Industries, Ltd.                                     7,000                                                       89
Nissan Motors Co., Ltd.                                            143,400                                                    1,716
Nisshin Seifun Group, Inc.                                           6,000                                                       63
Nisshin Steel Co., Ltd.                                              9,000                                                       28
Nisshinbo Industries, Inc.                                           3,000                                                       30
Nissin Food Products Co., Ltd.                                       4,100                                                      124
Nitto Denko Corp.                                                    9,900                                                      562
Nomura Holdings, Inc.                                              168,900                                                    2,983
Nomura Research Institute, Ltd.                                      1,400                                                      204
NSK, Ltd.                                                           37,000                                                      308
NTN Corp.                                                           27,000                                                      221
NTT Data Corp. (g)                                                      79                                                      392
NTT DoCoMo, Inc.                                                       190                                                      290
Obayashi Corp.                                                      44,000                                                      288
OBIC Co., Inc.                                                         400                                                       85

Oki Electric Industry Co., Ltd. (g)                                 33,000                                                       78
Okumura Corp. (g)                                                   12,000                                                       60
Olympus Optical Co., Ltd.                                            8,000                                                      253
Omron Corp.                                                         11,000                                                      283
Onward Kashiyama Co., Ltd.                                           4,000                                                       55
Oracle Corp. Japan (g)                                               2,000                                                       93
Oriental Land Co., Ltd. (g)                                          2,700                                                      153
Osaka Gas Co., Ltd.                                                 91,200                                                      328
Pioneer Electronic Corp. (g)                                         8,601                                                      136
Promise Co., Ltd.                                                    1,450                                                       52
Resona Holdings, Inc. (g)                                              223                                                      675
Ricoh Co., Ltd.                                                     32,000                                                      632
Rohm Co., Ltd.                                                       7,400                                                      681
Sampo Japan Insurance, Inc.                                         41,000                                                      543
Sanken Electric Co., Ltd. (g)                                        7,000                                                       82
Sanyo Electric Co., Ltd. * (g)                                      81,000                                                      154
Secom Co., Ltd.                                                      9,100                                                      453
Seiko Epson Corp.                                                    5,500                                                      138
Sekisui Chemical Co., Ltd.                                          20,000                                                      177
Sekisui House, Ltd.                                                 48,600                                                      767
Seven & I Holdings Co., Ltd.                                        36,180                                                    1,155
Sharp Corp.                                                         41,200                                                      734
Shimachu Co., Ltd.                                                   2,500                                                       72
Shimamura Co., Ltd.                                                  1,300                                                      140
Shimano, Inc.                                                        4,600                                                      128
Shimizu Construction Corp.                                          47,600                                                      281
Shin-Etsu Chemical Co.                                              18,948                                                    1,242
Shinko Securities Co., Ltd.                                         22,000                                                       85
Shinsei Bank, Ltd.                                                  68,000                                                      391
Shionogi & Co., Ltd.                                                19,000                                                      380
Shisiedo Co., Ltd.                                                  17,800                                                      347
Shizuoka Bank, Ltd.                                                 40,000                                                      426
Showa Denko KK                                                      32,000                                                      139
Showa Shell Sekiyu KK                                               10,000                                                      113
SMC Corp.                                                            3,400                                                      464
Softbank Corp. (g)                                                  46,200                                                    1,010
Sony Corp.                                                          35,398                                                    1,454
Stanley Electric Co., Ltd.                                           5,600                                                      111
Sumitomo Bakelite Co.                                                6,000                                                       45
Sumitomo Chemical Co., Ltd.                                         65,600                                                      466
Sumitomo Corp.                                                      46,200                                                      607
Sumitomo Electric Industries (g)                                    34,400                                                      485
Sumitomo Heavy Industries, Ltd.                                     23,000                                                      196
Sumitomo Metal Industry, Ltd.                                      136,000                                                      509
Sumitomo Metal Mining Co., Ltd.                                     52,600                                                      697
Sumitomo Mitsui Financial Group, Inc.                                  273                                                    2,982
Sumitomo Osaka Cement Co., Ltd.                                     12,000                                                       35
Sumitomo Realty & Development
Co., Ltd.                                                           44,000                                                    1,451
Sumitomo Trust & Banking                                            76,000                                                      813
T&D Holdings, Inc.                                                  11,450                                                      832
Taiheiyo Cement Corp.                                               29,000                                                      116
Taisei Construction (g)                                             63,000                                                      214
Taisho Pharmaceutical Co.                                           11,913                                                      214
Taiyo Yuden Co., Ltd. (g)                                            5,000                                                       77
Taka Shi Maya Co., Ltd. (g)                                         18,000                                                      263
Takara Holdings, Inc. (g)                                            7,000                                                       44
Takeda Pharmaceutical Co., Ltd.                                     53,600                                                    3,432
Takefuji Corp.                                                       1,780                                                       64
TDK Corp.                                                            6,100                                                      477
Teijin, Ltd.                                                        42,400                                                      235
Terumo Corp.                                                         9,500                                                      384

The 77 Bank, Ltd.                                                   14,000                                                       92
The Bank of Fukuoka, Ltd.                                           31,000                                                      246
The Daimaru, Inc.                                                   17,000                                                      203
THK Co., Ltd.                                                        2,300                                                       58
TIS, Inc.                                                            1,851                                                       41
Tobu Railway Co., Ltd.                                              32,600                                                      160
Toho Co. (g)                                                         2,200                                                       41
Tohoku Electric Power Co., Ltd.                                     18,900                                                      419
Tokyo Broadcasting System, Inc.                                      6,600                                                      151
Tokyo Electric Power Co., Inc.                                      51,700                                                    1,499
Tokyo Electronics, Ltd.                                             11,200                                                      832
Tokyo Gas Co., Ltd. (g)                                            109,600                                                      560
Tokyo Tatemono Co., Ltd.                                            16,000                                                      190
Tokyu Corp.                                                         47,400                                                      320
Tonengeneral Sekiyu K.K. (g)                                        17,000                                                      162
Toppan Printing Co., Ltd.                                           23,600                                                      258
Toray Co.                                                           61,100                                                      438
Toshiba Corp. (g)                                                  166,000                                                    1,049
Tosoh Corp.                                                         27,000                                                      114
Toto, Ltd. (g)                                                      25,600                                                      253
Toyo Seikan Kaisha, Ltd.                                             9,000                                                      174
Toyota Industries Corp.                                              5,300                                                      230
Toyota Motor Corp.                                                 154,700                                                    9,131
Trend Micro, Inc.                                                    6,200                                                      198
Uni-Charm Corp.                                                      2,000                                                      111
Uniden Corp.                                                         4,000                                                       38
UNY Co., Ltd.                                                        6,000                                                       75
Ushio, Inc.                                                          3,000                                                       62
USS Co., Ltd.                                                        2,940                                                      186
Wacoal Corp.                                                         3,000                                                       36
West Japan Railway Co.                                                  22                                                       94
Yahoo Japan Corp. (g)                                                  948                                                      368
Yakult Honsha Co., Ltd.                                              5,000                                                      134
Yamada Denki Co., Ltd.                                               6,100                                                      602
Yamaha Corp.                                                         6,300                                                      134
Yamaha Motor Co., Ltd.                                               1,000                                                       27
Yamato Transport Co., Ltd.                                          17,000                                                      265
Yamazaki Baking Co., Ltd. (g)                                        5,000                                                       52
Yokogawa Electric Corp.                                             12,000                                                      165
                                                                                                                                ---
                                                                                                                            133,092
                                                                                                                            -------
JERSEY  (0.1%)
Experian Group, Ltd. *                                              20,830                                                      229
Meinl European Land, Ltd. *                                          7,576                                                      167
                                                                                                                                ---
                                                                                                                                396
                                                                                                                                ---
MEXICO  (1.0%)
Alfa, SA                                                            13,000                                                       72
America Movil SA de CV                                             746,000                                                    1,595
Cemex SA de CV                                                     244,000                                                      748
Coca-Cola Femsa SA de CV                                             6,000                                                       21
Corporacion GEO SA de CV *                                          15,000                                                       69
Fomento Economico Mexicano SA
de CV                                                               26,000                                                      252
Grupo Carso SA de CV                                                30,000                                                      101
Grupo Financiero Banorte SA de CV                                   51,000                                                      185
Grupo Mexico SA de CV                                               45,000                                                      157
Grupo Modelo SA de CV                                               21,000                                                      102
Grupo Televisa SA                                                   88,000                                                      434
Kimberly Clark de Mexico SA de CV                                   21,000                                                       88
Telefonos de Mexico SA de CV                                       503,000                                                      665
Urbi, Desarrollos Urbanos, SA de CV *                               12,000                                                       37
Wal-Mart de Mexico SA de CV                                        154,000                                                      536
                                                                                                                                ---
                                                                                                                              5,062
                                                                                                                              -----

NETHERLANDS  (3.2%)
ABN AMRO Holding NV                                                 85,796                                                    2,501
Aegon NV (g)                                                        87,359                                                    1,603
Akzo NV                                                             10,755                                                      603
Corio NV                                                             3,575                                                      259
Heineken NV                                                          9,339                                                      423
ING Groep NV                                                        78,752                                                    3,489
Koninklijke DSM NV                                                   5,893                                                      269
Koninklijke KNP NV                                                  65,300                                                      872
Mittal Steel Co. NV                                                 21,036                                                      904
Oce NV (g)                                                           4,385                                                       67
Philips Electronics NV                                              36,887                                                    1,288
QIAGEN NV * (g)                                                      8,202                                                      129
Reed Elsevier NV (g)                                                17,002                                                      292
Rodamco Cont Eurpope NV                                              2,933                                                      339
TNT Post Groep NV                                                   17,981                                                      691
Unilever NV (g)                                                     70,046                                                    1,726
Vedior NV                                                            5,687                                                      104
Wereldhave NV                                                        1,458                                                      167
Wolters Kluwer NV CVA                                                9,213                                                      253
                                                                                                                                ---
                                                                                                                             15,979
                                                                                                                             ------
NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                                 7,148                                                       10
Contact Energy, Ltd.                                                 2,639                                                       13
Fisher & Paykel Appliances
Holdings, Ltd.                                                       1,810                                                        5
Fisher & Paykel Industries, Ltd.                                     2,095                                                        6
Fletcher Building, Ltd.                                              2,432                                                       15
Sky City Entertainment Group, Ltd.                                   2,511                                                        9
Telecom Corp. of New Zealand, Ltd. (g)                              12,253                                                       38
The Warehouse Group, Ltd.                                            1,226                                                        5
                                                                                                                                  -
                                                                                                                                101
                                                                                                                                ---
NORWAY  (0.5%)
DnB Holding  ASA                                                    13,396                                                      175
Norsk Hydro ASA                                                     24,210                                                      560
Norske Skogindustrier AG                                             7,100                                                      112
Orkla SA                                                             8,000                                                      410
Schibsted ASA (g)                                                    1,250                                                       38
Statoil ASA                                                         22,650                                                      575
Storebrand ASA                                                       1,300                                                       15
Tandberg ASA                                                         5,800                                                       67
Tandberg Television ASA *                                            3,000                                                       31
Telenor ASA                                                         23,000                                                      364
Tomra Systems ASA (g)                                                2,135                                                       14
Yara International ASA                                               8,742                                                      153
                                                                                                                                ---
                                                                                                                              2,514
                                                                                                                              -----
PORTUGAL  (0.2%)
Banco Commercial                                                    88,339                                                      287
BPI-SGPS SA                                                          2,389                                                       18
Brisa Auto-Estradas                                                 20,326                                                      225
Energias de Portugal SA                                             12,673                                                       57
Portugal Telecom SA                                                 24,085                                                      300
PT Multimedia-Servicos de
Telecomunicacoes e Multimedia,
SGPS SA                                                              1,374                                                       17
Sonae, SGPS SA                                                      25,407                                                       48
                                                                                                                                 --
                                                                                                                                952
                                                                                                                                ---

RUSSIA  (0.9%)
AO VimpelCom ADR *                                                   3,000                                                      198
GMK Norilsk Nickel ADR                                               5,654                                                      831
Lukoil ADR                                                          10,182                                                      824
Mobile TeleSystems, ADR                                              5,800                                                      256
Oao Gazprom ADR                                                     33,993                                                    1,408
Polyus Gold ADR *                                                    3,400                                                      160
RAO Unified Energy Systems, GDR                                      2,727                                                      205
Surgutneftegaz ADR (g)                                               4,800                                                      302
Tatneft ADR                                                          2,200                                                      198
                                                                                                                                ---
                                                                                                                              4,382
                                                                                                                              -----
SINGAPORE  (1.1%)
Ascendas Real Estate Investment Trust                               50,000                                                       70
Capitaland, Ltd.                                                    61,000                                                      213
CapitaMall Trust                                                    44,300                                                       74
Chartered Semiconductor
Manufacturing, Ltd.*                                                71,000                                                       55
City Developments, Ltd.                                             26,370                                                      186
ComfortDelGro Corp., Ltd.                                           95,333                                                      100
Cosco Corp., Ltd.                                                   41,000                                                       50
Creative Technology, Ltd.                                            6,254                                                       42
DBS Group Holdings, Ltd.                                            53,945                                                      705
Fraser and Neave, Ltd.                                             100,000                                                      285
Jardine Cycle & Carriage, Ltd.                                      13,031                                                      103
K-REIT Asia                                                          6,400                                                        8
Keppel Corp., Ltd.                                                  27,000                                                      274
Keppel Land, Ltd. (g)                                               18,000                                                       63
Neptune Orient Lines, Ltd.                                          55,000                                                       72
Oversea-Chinese Banking Corp., Ltd.                                121,490                                                      546
Parkway Holdings, Ltd.                                              31,000                                                       55
SembCorp Industries, Ltd.                                           41,784                                                       98
SembCorp. Marine, Ltd.                                              28,000                                                       61
Singapore Airlines, Ltd.                                            28,000                                                      273
Singapore Exchange, Ltd.                                            38,911                                                      112
Singapore Land, Ltd.                                                17,000                                                       92
Singapore Post, Ltd.                                                76,000                                                       49
Singapore Press Holdings, Ltd.                                      76,743                                                      206
Singapore Technology Engineering, Ltd.                              67,760                                                      129
Singapore Telecommunications, Ltd.                                 353,877                                                      602
STATS ChipPAC, Ltd. *                                               68,000                                                       43
United Overseas Bank, Ltd.                                          56,720                                                      644
United Overseas Land, Ltd.                                          31,376                                                       80
Venture Corp., Ltd.                                                 13,445                                                      123
                                                                                                                                ---
                                                                                                                              5,413
                                                                                                                              -----
SOUTH KOREA  (0.3%)
Samsung Electronics Co.                                              2,404                                                    1,558
                                                                                                                              -----
SPAIN  (2.3%)
Abertis Infraestructuras (g)                                         7,916                                                      214
Acciona SA                                                             802                                                      141
Acerinox SA (g)                                                      6,445                                                      151
Actividades de Construccion y
Servicios SA                                                         5,946                                                      298
Altadis SA                                                          10,809                                                      517
Antena 3 Television SA (g)                                           1,288                                                       28
Banco Bilbao Vizcaya-Argentari                                      78,816                                                    1,898
Banco Popular Espanol SA (g)                                        22,101                                                      383
Banco Santander Central Hispano SA                                 129,111                                                    2,232
Cintra Concesiones de Infraestructuras de
Transporte SA (g)                                                    7,334                                                      112

Endesa SA                                                           12,113                                                      534
Fomento de Construcciones y Contratas SA                               931                                                       81
Gas Natural SDG SA                                                  16,755                                                      665
Grupo Ferrovial SA                                                   1,326                                                      122
Iberdrola SA                                                        10,338                                                      474
Indra Sistemas SA                                                    2,092                                                       46
Industria de Diseno Textil SA                                        4,668                                                      223
Repsol SA                                                           18,817                                                      628
Sociedad General De Aguas De
Barcelona SA                                                         2,047                                                       72
Telefonica SA                                                      108,118                                                    2,082
Union Electric Penosa SA                                             2,178                                                      111
Vallehermoso SA (g)                                                  2,086                                                      107
                                                                                                                                ---
                                                                                                                             11,119
                                                                                                                             ------
SWEDEN  (2.3%)
Alfa Laval AB                                                          900                                                       33
Assa Abloy AB, Series B                                             12,150                                                      234
Atlas Copco AB, A Shares                                            12,092                                                      353
Atlas Copco AB, B Shares                                             7,200                                                      205
Billerud                                                             4,050                                                       63
Electrolux AB, Series B                                              7,900                                                      145
Eniro AB                                                             4,900                                                       59
Ericsson LM, Series B                                              593,737                                                    2,251
Getinge AB, B Shares                                                 6,400                                                      113
Hennes & Mauritz AB, Series B                                       12,550                                                      541
Holmen AB                                                            2,100                                                       92
Husqvarna AB, B Shares *                                             7,900                                                       97
Modern Times Group MTG AB,
B Shares *                                                           1,550                                                       89
Nordea Bank AB                                                     130,222                                                    1,794
Sandvik AB                                                          38,440                                                      469
Scania AB, Series B (g)                                              4,000                                                      274
Securitas AB, Series B                                              15,700                                                      206
Securitas Direct AB, B Shares *                                     15,700                                                       48
Securitas Systems AB, B Shares *                                    15,700                                                       52
Shanska AB, Series B                                                13,117                                                      234
Skandiaviska Enskil                                                 22,520                                                      629
SKF AB, Series B (g)                                                12,200                                                      196
SSAB Svenskt Stal AB, Series A                                       7,200                                                      153
Svenska Cellulosa AB, Series B                                       7,600                                                      349
Svenska Handelsbanken, Series A                                     36,502                                                      943
Swedish Match AB                                                    19,700                                                      315
Tele2 AB (g)                                                         5,425                                                       57
Telia                                                               53,426                                                      388
Volvo AB, Series A                                                   3,633                                                      234
Volvo AB, Series B                                                   8,410                                                      526
                                                                                                                                ---
                                                                                                                             11,142
                                                                                                                             ------
SWITZERLAND  (5.5%)
Abb, Ltd.                                                           67,709                                                    1,005
Adecco SA, Registered                                                1,689                                                      105
Ciba Specialty Chemicals AG                                          2,570                                                      157
Clariant AG                                                          8,759                                                      121
Compagnie Finaciere Richemont AG                                    13,296                                                      657
Credit Suisse Group                                                 27,686                                                    1,669
Geberit AG                                                             170                                                      221
Givaudan                                                               268                                                      222
Holcim, Ltd.                                                         7,707                                                      663
Kudelski SA                                                          1,850                                                       57
Logitech International SA *                                          7,960                                                      210
Lonza Group AG                                                       1,476                                                      114
Nestle                                                              15,523                                                    5,301

Nobel Biocare Holding AG                                               963                                                      263
Novartis AG, Registered                                             77,814                                                    4,722
Roche Holdings AG, Genusscheine                                     23,396                                                    4,090
Schindler Holding AG                                                 2,450                                                      141
Serono SA                                                              174                                                      152
Societe Generale de Surveillance
Holdings SA                                                            132                                                      140
Straumann AG                                                           510                                                      116
Swiss Reinsurance                                                    2,788                                                      228
Swisscom AG                                                            664                                                      232
Syngenta                                                             4,147                                                      669
Synthes, Inc.                                                        2,018                                                      229
The Swatch Group AG, Series B                                        1,016                                                      200
UBS AG                                                              82,822                                                    4,941
Zurich Financial Services                                            2,010                                                      496
                                                                                                                                ---
                                                                                                                             27,121
                                                                                                                             ------
TURKEY  (0.8%)
Akbank TAS                                                          99,593                                                      565
Anadolu Efes Biracilik ve Malt Sanayii AS                            2,297                                                       63
Arcelik AS                                                          19,534                                                      125
Dogan Sirketler Grubu Holding AS                                    42,270                                                      181
Dogan Yayin Holding AS *                                            26,147                                                      100
Eregli Demir ve Celik Fabrikalari TAS                               45,737                                                      263
Ford Otomotiv Sanayi AS                                             11,885                                                       84
Haci Omer Sabanci Holding AS                                        71,444                                                      301
Hurriyet Gazetecilik ve Matbaacilik AS                              14,856                                                       42
Koc Holding AS *                                                    37,480                                                      145
Migros Turk AS *                                                    15,768                                                      181
Trakya Cam Sanayii AS                                                6,357                                                       18
Tupras-Turkiye Petrol Rafinerileri AS                               14,064                                                      233
Turk Hava Yollari Anonim Ortakligi *                                 5,160                                                       23
Turk Sise ve Cam Fabrikalari AS *                                   14,713                                                       57
Turkcell Iletisim Hizmetleri AS                                     56,386                                                      303
Turkiye Garanti Bankasi AS                                         123,855                                                      453
Turkiye Is Bankasi                                                  86,742                                                      561
Yapi ve Kredi Bankasi AS *                                         104,700                                                      201
                                                                                                                                ---
                                                                                                                              3,899
                                                                                                                              -----
TOTAL FOREIGN STOCKS                                                                                                        454,574
                                                                                                                            -------

PREFERRED STOCKS (j) (0.9%)
BRAZIL  (0.8%)
Banco Bradesco SA                                                   17,000                                                      604
Brasil Telecom Participacoes SA                                 10,895,000                                                       73
Companhia de Bebidas das Americas                                  771,000                                                      339
Companhia Energetica de Minas Gerais                             4,560,000                                                      197
Gerdau SA                                                           16,000                                                      235
Klabin SA                                                           27,000                                                       58
Petroleo Brasileiro SA                                             103,300                                                    2,074
Sadia SA                                                            23,000                                                       68
Votorantim Celulose e Papel SA                                       4,000                                                       74
                                                                                                                                 --
                                                                                                                              3,722
                                                                                                                              -----
GERMANY  (0.1%)
Volkswagen AG (g)                                                    5,125                                                      326
                                                                                                                                ---
RUSSIA  (0.0%)
Surgutneftegaz ADR                                                   2,200                                                      196
                                                                                                                                ---
TOTAL PREFERRED STOCKS                                                                                                        4,244
                                                                                                                              -----

INVESTMENT COMPANIES  (3.6%)
UNITED STATES  (3.6%)

DWS Latin America Fund                                              14,934                                                      847
Excelsior Pacific Asia Fund *                                           33                                                       _#
Invesco Gold and Precision Metals Fund*                                 59                                                       _#
iShares MSCI Emerging Markets Index Fund (g)                        15,900                                                    1,647
iShares MSCI Germany Index Fund (g)                                165,500                                                    4,164
iShares MSCI Hong Kong Index Fund (g)                              561,700                                                    8,213
Matthews China Fund                                                 55,918                                                    1,105
Matthews Pacific Tiger Fund                                         80,040                                                    1,788
                                                                                                                              -----
TOTAL INVESTMENT COMPANIES                                                                                                   17,764
                                                                                                                             ------

RIGHTS  (0.0%)
BRAZIL  (0.0%)
Banco Bradesco SA *                                                    378                                                        4
JERSEY  (0.0%)
Meinl European Land, Ltd.                                            7,576                                                       -#
                                                                                                                                  -
SPAIN  (0.0%)
Sociedad General de Aguas de
Barcelona SA *                                                       2,047                                                        1
                                                                                                                                  -
TOTAL RIGHTS                                                                                                                      5
                                                                                                                                 --

MONEY MARKETS  (1.6%)
UNITED STATES  (1.6%)
JPMorgan Prime Money Market Fund                                 7,677,101                                                    7,677
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           7,677
                                                                                                                              -----

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.1%)
CASH & EQUIVALENTS  (7.1%)
Pool of various securities for Fifth Third Funds                $   34,743                                                   34,743
                                                                                                                             ------
TOTAL SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        34,743
                                                                                                                             ------
TOTAL (COST $429,365) (+)   -   105.5%                                                                                     $519,007
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HIGH YIELD BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
CORPORATE BONDS  (95.0%)
Allied Waste North America, 7.25%,
3/15/15 (g)                                                     $      750                                                 $    750
Asbury Automotive Group, 8.00%,
3/15/14                                                                750                                                      758
Ashtead Capital, Inc., 9.00%, 8/15/16 (e)                              480                                                      505
Atlas Pipeline Partners, 8.13%, 12/15/15                               309                                                      315
Autonation, Inc., 7.00%, 4/15/14 (e)                                   112                                                      111
Basic Energy Services, 7.13%, 4/15/16 (e)                              750                                                      714
Beazer Homes USA, 6.88%, 7/15/15                                       750                                                      705
Berry Petroleum Co., 8.25%, 11/1/16                                    549                                                      550
Bluewater Finance Ltd., 10.25%, 2/15/12                                700                                                      714
Bristow Group, Inc., 6.13%, 6/15/13                                    600                                                      557
Buckeye Technologies, Inc., 8.50%,
10/1/13                                                                750                                                      763
Case Corp., 7.25%, 1/15/16                                             365                                                      367
Cenveo Corp., 7.88%, 12/1/13                                           862                                                      815
Champion Enterprises, Inc., 7.63%,
5/15/09                                                                755                                                      729
Chaparral Steel Co., 10.00%, 7/15/13                                   750                                                      840
CHC Helicopter Corp., 7.38%, 5/1/14                                    870                                                      830
Chesapeake Energy Corp., 6.88%,
1/15/16                                                                750                                                      744
Chesapeake Energy Corp., 6.50%,
8/15/17                                                                149                                                      140
Citizens Communications, 6.25%,
1/15/13                                                                564                                                      550
Communications & Power Industries,
8.00%, 2/1/12 (e)                                                      750                                                      753
Copano Energy LLC, 8.13%, 3/1/16 (e)                                   171                                                      174
CSC Holdings, Inc., 8.13%, 8/15/09                                     750                                                      773
Del Monte Corp., 8.63%, 12/15/12 (e)                                   550                                                      578
Del Monte Corp., 6.75%, 2/15/15 (e)                                    750                                                      734
Dex Media, Inc., 0.00%, 11/15/13                                       215                                                      187
Dex Media, Inc., 0.00%, 11/15/13                                       645                                                      562
Dex Media, Inc., 8.00%, 11/15/13                                       184                                                      186
DJ Cdx HY 7 T1, Series 7-T1, 8.38%,
12/29/11 (g) (e)                                                     3,250                                                    3,298
Dresser-Rand Group, Inc., 7.38%, 11/1/14                               850                                                      841
DRS Technologies, Inc., 6.63%, 2/1/16                                  256                                                      253
Edison Mission Energy, 7.50%, 6/15/13 (e)                              249                                                      256
Enterprise Products, 8.38%, 8/1/66                                   1,050                                                    1,129
Ford Motor Co., 7.45%, 7/16/31 (g)                                     800                                                      627
Ford Motor Credit Co., 7.88%, 6/15/10                                  875                                                      854
Foundation PA Coal Co., 7.25%, 8/1/14                                  750                                                      745
GCI, Inc., 7.25%, 2/15/14                                              750                                                      728
General Motors Acceptance Corp.,
6.88%, 9/15/11                                                         750                                                      755

General Motors Acceptance Corp.,
8.00%, 11/1/31                                                         750                                                      804
Gibraltar Industries, Inc., Series B,
8.00%, 12/1/15 (e)                                                     750                                                      743
Glencore Funding LLC, 6.00%, 4/15/14 (e)                               750                                                      729
Hanover Equipment Trust, Series B,
8.75%, 9/1/11                                                          750                                                      780
HCA, Inc., 5.75%, 3/15/14                                              769                                                      602
HCA, Inc., 6.50%, 2/15/16 (g)                                          731                                                      579
Houghton Mifflin Co., 8.25%, 2/1/11                                    750                                                      773
IKON Office Solutions, 7.75%, 9/15/15 (g)                              750                                                      770
Jarden Corp., 9.75%, 5/1/12 (g)                                        750                                                      793
K. Hovnanian Enterprises, 8.63%,
1/15/17 (g)                                                            250                                                      258
KB Home, 7.25%, 6/15/18                                                750                                                      737
Lamar Media Corp., 7.25%, 1/1/13                                       185                                                      186
Lamar Media Corp., 6.63%, 8/15/15 (e)                                  209                                                      201
Lyondell Chemical Co., 8.00%, 9/15/14                                   88                                                       90
Lyondell Chemical Co., 8.25%, 9/15/16                                   59                                                       61
M/I Homes, Inc., 6.88%, 4/1/12                                         500                                                      438
Massey Energy Co., 6.88%, 12/15/13                                     750                                                      703
Mirant North America LLC, 7.38%,
12/31/13 (e)                                                           750                                                      758
Mylan Laboratories, Inc., 6.38%,
8/15/15                                                                750                                                      733
Nell AF SARL, 8.38%, 8/15/15 (e)(g)                                    750                                                      761
Novelis, Inc., 8.25%, 2/15/15 (e)                                    1,100                                                    1,050
NRG Energy, Inc., 7.25%, 2/1/14                                        730                                                      738
NXP Funding LLC, 7.88%, 10/15/14 (e)                                   171                                                      174
Omnicare, Inc., 6.88%, 12/15/15                                        107                                                      105
Overseas Shipholding Group, 8.75%,
12/1/13                                                                280                                                      300
Panamsat Corp., 9.00%, 8/15/14                                         623                                                      651
Paramount Resources Ltd., 8.50%,
1/31/13                                                                750                                                      751
Peabody Energy Corp., 7.38%, 11/1/16                                   137                                                      142
Pilgrim's Pride Corp., 9.63%, 9/15/11                                  150                                                      157
Pilgrim's Pride Corp., 9.25%, 11/15/13 (g)                           1,000                                                    1,033
Pinnacle Foods Group, Inc., 8.25%,
12/1/13                                                              1,290                                                    1,293
PNA Group, Inc., 10.75%, 9/1/16 (e)                                    299                                                      308
Polyone Corp., 8.88%, 5/1/12 (g)                                       750                                                      761
Quebecor Media, 7.75%, 3/15/16                                         902                                                      912
Qwest Corp., 7.88%, 9/1/11                                             750                                                      794
Range Resources Corp., 7.38%,
7/15/13                                                                585                                                      591
Range Resources Corp., 7.50%,
5/15/16                                                                250                                                      253
Reliant Energy, Inc., 9.50%, 7/15/13                                   750                                                      786
Rogers Wireless, Inc., 7.25%,
12/15/12                                                               750                                                      788
Sensata Technologies BV, 8.00%,
5/1/14 (e)                                                             714                                                      689
Service Corp. International, 8.00%,
6/15/17 (e)                                                            750                                                      724
Solo Cup Co., 8.50%, 2/15/14 (g)                                       750                                                      634
Southern Copper Corp., 6.38%,
7/27/15                                                                500                                                      509
Stena AB, 7.50%, 11/1/13                                               750                                                      746

Stena AB, 7.00%, 12/1/16                                               250                                                      238
Stewart Enterprises, 6.25%, 2/15/13                                    500                                                      471
Sungard Data Systems, Inc., 9.13%,
8/15/13                                                                750                                                      778
Texas Industries, Inc., 7.25%,
7/15/13                                                                705                                                      701
Trinity Industries, Inc., 6.50%,
3/15/14                                                                750                                                      736
United Auto Group, Inc., 9.63%,
3/15/12                                                                275                                                      290
United Refining Co., 10.50%, 8/15/12                                   750                                                      780
United Rentals NA, Inc., 6.50%,
2/15/12                                                                750                                                      731
US Concrete, Inc., 8.38%, 4/1/14 (e)                                 1,000                                                      960
Videotron LTEE, 6.88%, 1/15/14                                         750                                                      744
Windstream Corp., 8.13%, 8/1/13 (e)                                    181                                                      193
Windstream Corp., 8.63%, 8/1/16 (e)                                    144                                                      155
                                                                                                                                ---
TOTAL CORPORATE BONDS                                                                                                        58,055
                                                                                                                             ------

INVESTMENTS IN AFFILIATES(h)  (3.5%)
Fifth Third Institutional Money Market Fund                      2,130,506                                                    2,131
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               2,131
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (13.7%)
Pool of various securities for Fifth Third Funds                $    8,418                                                    8,418
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         8,418
                                                                                                                              -----

TOTAL (COST $68,862) (+)   -   112.2%                                                                                      $ 68,604
                                                                                                                           ========


-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMERCIAL PAPER  (10.5%)
American International Group, 5.30%,
11/13/06 **(f)                                                  $    3,465                                                 $  3,459
Societe Generale, 5.33%, 11/13/06 ** (f)                            13,000                                                   12,977
Toronto Dominion Holding USA,                                        2,650                                                    2,644
5.34%, 11/16/06 **(f)
UBS Finance Delaware LLC, 5.33%,                                    12,000                                                   11,979
11/13/06 **(f)                                                                                                               ------
TOTAL COMMERCIAL PAPER                                                                                                       31,059
                                                                                                                             ------

CORPORATE BONDS  (59.7%)
AOL Time Warner, Inc., 7.70%, 5/1/32                                   492                                                      560
Banc of America Commercial Mortgage,
Inc., Series 2005-6, Class AJ, 5.18%,
9/10/47                                                              2,850                                                    2,806
Banc of America Funding Corp., Series
2006-G, Class 3A2, 5.75%, 7/20/36 (d)                                4,895                                                    4,871
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2004-10, Class 12A3,
4.66%, 1/25/35 (d)                                                   1,278                                                    1,267
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-12, Class 11A2,
5.42%, 2/25/36 (d)                                                   3,718                                                    3,719
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-12, Class 13A1,
5.47%, 2/25/36 (d)                                                   3,804                                                    3,762
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32                                                  1,360                                                    1,380
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41                                                   2,000                                                    1,994
Bear Stearns Commercial Mortgage
Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46 (d)                                                   7,500                                                    7,258
Chaseflex Trust, Series 2006-1, Class
A2A, 5.94%, 6/25/36 (d)                                              1,600                                                    1,613
Cigna CDO Ltd., Series 2000-1X, Class
 A, 5.82%, 8/28/12 (d) (e) (f)                                       3,858                                                    3,863
Comcast Cable, 7.13%, 6/15/13                                        1,750                                                    1,891
Continental Airlines, Inc., 7.46%, 4/1/15                            1,161                                                    1,179
Countrywide Alternative Loan Trust,
6.50%, 9/25/34 (d)                                                     603                                                      617
Countrywide Asset-Backed Certificates,
Series 2002-BC1, Class M1, 6.81%,
4/25/32 (d) (f)                                                      1,240                                                    1,241

Cox Communications, Inc., 5.50%, 10/1/15                               800                                                      773
Credit-Based Asset Servicing and
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36                                                  3,350                                                    3,327
Delta Airlines, 6.72%, 1/2/23                                        3,019                                                    3,071
Devon Energy Corp., 7.95%, 4/15/32                                     700                                                      873
Duke Energy Corp., 6.45%, 10/15/32                                     850                                                      918
Equity One ABS, Inc., Series 2004-1,
Class AF4, 4.15%, 4/25/34 (d)                                        3,449                                                    3,375
First Union-Lehman Brothers, 7.00%,
4/18/29 (e)                                                          2,750                                                    2,981
Gazprom International, 7.20%, 2/1/20 (e)                             1,000                                                    1,051
General Electric Capital Corp., 6.75%,
3/15/32                                                              1,055                                                    1,218
General Motors Acceptance Corp.,
Mortgage Corp. Loan Trust, 5.56%,
12/25/20 (d) (f)                                                        59                                                       59
General Motors Acceptance Corp.,
Mortgage Corp. Loan Trust, 5.00%,
10/25/33                                                             2,700                                                    2,643
General Motors Acceptance Corp.,
Mortgage Corp. Loan Trust, 4.34%,
11/1/34 (d)                                                          1,750                                                    1,723
Global Signal Trust, Series 2006-1,
Class C, 5.71%, 2/15/36 (d) (e)                                      2,550                                                    2,560
Greenwich Capital Commercial Funding
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35                                                              1,000                                                      988
Greenwich Capital Commercial Funding
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36                                                       2,000                                                    1,979
GS Mortgage Securities Corp. II, Series
2004-GG2, Class A3, 4.60%, 8/10/38                                   4,900                                                    4,839
Harley-Davidson Motorcycle Trust,
Series 2004-2, Class B, 2.96%, 2/15/12                                 185                                                      178
Hertz Vehicle Financing LLC, Series
2005-2A, Class A6, 5.08%, 11/25/11 (e)                               3,000                                                    3,010
Homebanc Mortgage Trust, Series
2004-2, 5.77%, 12/25/34 (d) (f)                                      2,563                                                    2,570
Homebanc Mortgage Trust, Series
2006-1, Class 1A1, 6.16%, 4/25/37 (d)                                  895                                                      907
IndyMac Index Mortgage Loan Trust,
Series 2005-AR9, 5.45%, 7/25/35 (d)                                  4,073                                                    4,140
Irwin Home Equity, Series 2006-3,
Class 2A2, 5.83%, 9/25/37 (e)                                        1,225                                                    1,225
JP Morgan Chase Commercial Mortgage
 Securities Corp., Series 2003-CB6, Class
 A2, 5.26%, 7/12/37                                                    865                                                      867
JP Morgan Mortgage Trust, Series
2005-A1, Class 2A1, 4.84%, 2/25/35 (d)                               1,053                                                    1,038
JP Morgan Mortgage Trust, Series
2005-A2, Class 3A2, 4.93%, 4/25/35                                   3,000                                                    2,947
JP Morgan Mortgage Trust, Series
2005-A2, Class 7CB1, 4.90%, 4/25/35 (d)                              3,796                                                    3,740
JP Morgan Mortgage Trust, Series
2005-A3, Class 7CA1, 5.17%, 6/25/35                                  2,830                                                    2,828

JP Morgan Mortgage Trust, Series
2005-ALT1, Class 4A1, 5.65%, 10/25/35 (d)                            3,632                                                    3,607
JP Morgan Mortgage Trust, Series
2006-A2, Class 3A2, 5.68%, 4/25/36 (d)                               3,712                                                    3,700
Kroger Co., 6.20%, 6/15/12                                             500                                                      513
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, 4.55%, 7/15/30                                         330                                                      323
Lehman Brothers Holdings, 8.25%,
6/15/07                                                                170                                                      173
Morgan Stanley Capital I, 5.11%,
6/15/40                                                              3,200                                                    3,162
Morgan Stanley Dean Witter Capital I,
4.74%, 11/13/36                                                      2,590                                                    2,531
Morgan Stanley Mortgage Loan Trust,
5.00%, 8/25/19                                                       2,153                                                    2,109
Motorola, Inc., 6.50%, 11/15/28 (g)                                    805                                                      861
National City Bank, 7.25%, 7/15/10                                   2,000                                                    2,135
National Rural Utilities, 7.25%, 3/1/12                                125                                                      137
Navistar Financial Corp. Owner Trust,
5.52%, 4/15/08 (d) (f)                                               1,764                                                    1,765
Navistar Financial Corp. Owner Trust,
Series 2004-A, Class B, 2.46%, 3/15/11                               1,010                                                      977
NCNB Corp., 10.20%, 7/15/15                                          2,500                                                    3,292
Norfolk Southern Corp., 5.59%, 5/17/25                                 130                                                      128
Oncor Electric Delivery, 7.00%, 5/1/32                                 480                                                      534
Pemex Master Trust, 6.13%, 8/15/08                                     825                                                      832
Republic New York Corp., 7.00%, 3/22/11                              2,000                                                    2,132
Residential Accredit Loans, Inc., 5.60%,
3/25/34 (d) (f)                                                      1,562                                                    1,564
Residential Accredit Loans, Inc., Series
2005-QA12, Class CB1, 5.76%, 12/25/35 (d)                            3,651                                                    3,660
Residential Accredit Loans, Inc., Series
2006-QA8, Class A3, 5.56%, 9/25/36 (d) (f)                           5,281                                                    5,287
Residential Asset Mortgage Products,
Inc., Series 2003-RZ5, Class A7, 4.97%,
9/25/33 (d)                                                          3,305                                                    3,252
Restructured Asset Certificate, 10.70%,
3/23/27 (k) (l)                                                      2,000                                                    2,000
SACO I Trust, Series 2006-1, Class A,
5.50%, 9/25/35                                                       6,008                                                    6,007
Science Applications International Co.,
5.50%, 7/1/33                                                        2,105                                                    1,895
SLM Corp., 5.00%, 4/15/15                                              175                                                      169
Sprint Capital Corp., 8.75%, 3/15/32                                   600                                                      741
Structured Asset Securities Corp.,
5.15%, 12/25/34 (d)                                                  1,245                                                    1,219
Suntrust Alternative Loan Trust, Series
2005-1F, Class B3, 6.07%, 12/25/35 (d)                               1,394                                                    1,262
Thornburg Mortgage Securities Trust,
Series 2004-2, Class A3, 5.60%, 6/25/44 (d) (f)                      3,565                                                    3,585
Trans-Canada Pipeline, 5.60%,
3/31/34                                                                750                                                      718
Travelers Property Casualty Corp.,
7.75%, 4/15/26                                                          85                                                      102
Truck Retail Installment Paper Corp.,
5.59%, 12/15/16 (d) (e) (f)                                          6,950                                                    6,969
UBS Preferred Funding Trust I, 8.62%,
10/29/49 (d)                                                           925                                                    1,028

US Bank NA, 6.30%, 2/4/14                                              345                                                      366
Vodafone Group PLC, 5.75%, 3/15/16                                     775                                                      777
Washington Mutual, Series 2003-AR9,
Class 1A6, 4.05%, 9/25/33 (d)                                        5,862                                                    5,744
Washington Mutual, Series 2004-AR3,
Class A-2, 4.24%, 6/25/34                                            1,636                                                    1,609
Wells Fargo Mortgage Backed Securities
 Trust, 5.14%, 5/25/35 (d)                                           2,954                                                    2,896
Wells Fargo Mortgage Backed Securities
 Trust, Series 2003-N, 4.75%, 12/25/33 (d)                           1,550                                                    1,504
YUM! Brands Inc., 7.70%, 7/1/12                                      1,250                                                    1,372
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                       176,486
                                                                                                                            -------

FOREIGN BONDS  (0.3%)
France Telecom, 8.75%, 3/1/31                                          650                                                      864
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                             864
                                                                                                                                ---

U.S. GOVERNMENT AGENCIES  (47.8%)
FANNIE MAE  (31.1%)
6.05%, 12/1/08                                                       2,822                                                    2,852
6.00%, 5/1/17                                                          214                                                      217
6.50%, 6/1/17                                                          295                                                      302
6.50%, 8/1/17                                                          213                                                      218
5.50%, 1/1/18                                                           14                                                       14
5.50%, 2/1/18                                                            8                                                        8
4.50%, 5/1/21, TBA                                                   7,200                                                    6,965
6.00%, 5/1/18                                                        1,082                                                    1,100
5.50%, 2/1/25                                                        1,421                                                    1,417
5.00%, 5/1/25                                                        2,304                                                    2,246
7.50%, 6/1/28                                                          234                                                      245
6.50%, 8/1/28                                                          208                                                      214
6.50%, 6/1/29                                                          190                                                      195
6.50%, 4/1/32                                                          424                                                      434
6.50%, 6/1/32                                                          810                                                      830
7.00%, 6/1/32                                                          221                                                      229
6.50%, 7/1/32                                                          515                                                      528
6.50%, 7/1/32                                                          691                                                      708
7.50%, 12/1/32                                                         211                                                      219
6.00%, 1/1/36, TBA                                                  14,000                                                   14,085
6.00%, 1/1/33                                                          402                                                      405
6.50%, 3/1/33                                                          316                                                      323
5.00%, 5/1/36, TBA                                                  16,000                                                   15,445
5.50%, 5/1/36, TBA                                                  11,000                                                   10,871
6.00%, 8/25/33 (d)                                                   2,556                                                    2,564
5.50%, 12/25/33                                                        900                                                      897
5.50%, 5/25/34                                                       3,150                                                    2,988
7.00%, 9/1/34                                                          190                                                      196
5.50%, 6/1/35                                                          901                                                      891
6.00%, 7/1/35                                                        4,668                                                    4,697
6.00%, 9/1/35                                                        2,583                                                    2,600
5.00%, 11/1/35                                                       3,951                                                    3,815
6.00%, 1/1/36                                                        4,409                                                    4,438
5.63%, 4/25/36 (d) (f)                                               5,977                                                    5,972
6.50%, 8/1/36                                                        1,237                                                    1,255
7.00%, 9/1/36                                                        1,628                                                    1,675
                                                                                                                              -----
                                                                                                                             92,058
                                                                                                                             ------

FEDERAL HOME LOAN BANK  (1.3%)

4.06%, 8/25/09                                                       3,200                                                    3,105
4.00%, 2/25/10                                                         653                                                      635
                                                                                                                                ---
                                                                                                                              3,740
                                                                                                                              -----
FREDDIE MAC  (10.3%)
4.00%, 1/15/17                                                       7,500                                                    7,104
5.00%, 2/15/25                                                       3,245                                                    3,085
7.00%, 6/1/26                                                          802                                                      828
6.50%, 1/1/29                                                        1,636                                                    1,681
7.00%, 1/1/32                                                          140                                                      145
6.50%, 7/1/32                                                          274                                                      281
7.00%, 8/1/32                                                          579                                                      597
6.50%, 9/1/32                                                          154                                                      158
5.50%, 2/1/33, TBA                                                  12,900                                                   12,758
6.00%, 9/1/33                                                          625                                                      629
6.50%, 5/15/34 (d)                                                   1,195                                                    1,177
4.50%, 6/1/34                                                          942                                                      886
4.50%, 9/1/34                                                        1,176                                                    1,105
                                                                                                                              -----
                                                                                                                             30,434
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (5.1%)
5.00%, 7/1/33                                                        4,000                                                    3,901
5.50%, 10/1/33                                                       5,000                                                    4,979
0.80%, 5/16/46                                                      24,948                                                    1,415
3.40%, 5/16/46 (d)                                                   2,521                                                    1,649
0.92%, 8/16/46                                                      25,000                                                    1,544
1.07%, 12/16/47                                                     24,966                                                    1,489
                                                                                                                              -----
                                                                                                                             14,977
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              141,209
                                                                                                                            -------

U.S. TREASURY OBLIGATIONS  (4.0%)
U.S. TREASURY BONDS  (2.0%)
4.90%, 11/15/27 **                                                   4,400                                                    1,609
4.50%, 2/15/36 (g)                                                   4,500                                                    4,343
                                                                                                                              -----
                                                                                                                              5,952
                                                                                                                              -----
U.S. TREASURY NOTES  (2.0%)
2.50%, 7/15/16 (g)                                                   1,000                                                    1,024
4.88%, 8/15/16 (g)                                                   1,500                                                    1,531
5.45%, 5/15/17 **                                                    5,580                                                    3,406
                                                                                                                              -----
                                                                                                                              5,961
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              11,913
                                                                                                                             ------


INVESTMENTS IN AFFILIATES (h)  (0.3%)
Fifth Third Institutional Money Market Fund                        923,412                                                      923
                                                                                                                                ---
TOTAL INVESTMENTS IN AFFILIATES                                                                                                 923
                                                                                                                                ---

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (2.7%) Pool of
various securities for Fifth Third Funds                        $    7,941                                                    7,941
                                                                                                                              -----
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         7,941
                                                                                                                              -----

TOTAL (COST $370,910) (+)   -   125.3%                                                                                     $370,395
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                      VALUE
CORPORATE BONDS  (83.0%)
ABN Amro NA Holding Cap, 6.52%,
11/8/12 (d)(e)                                                  $    2,997                                                 $  3,132
Ace Securities Corp., 6.01%, 9/25/35 (d)                             3,000                                                    3,023
Alabama Power Cap, 5.50%, 10/1/42 (d)                                  874                                                      872
Ameriprise Financial, Inc., 5.65%,
11/15/15                                                             1,480                                                    1,499
Associated Bank, NA, 5.51%, 6/2/08 (d)                               5,000                                                    5,010
AT & T Broadband Corp., 8.38%,
3/15/13                                                                825                                                      942
Attentus CDO Ltd., Series 2006-2A,
Class A3B, 5.80%, 10/9/41 (d) (e)                                    5,000                                                    5,000
Banc of America Funding Corp., Series
2006-G, Class 3A2, 5.75%, 7/20/36 (d)                                5,000                                                    4,976
Bank of America Corp., 9.38%,
9/15/09                                                              5,000                                                    5,562
BankAmerica Capital, 8.00%,
12/15/26                                                             2,000                                                    2,082
Bear Stearns Alternative-A Trust, Series
2005-9, 5.85%, 11/25/35 (d)                                          1,843                                                    1,868
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32                                                  1,159                                                    1,176
Chase Mortgage Finance Corp., Series
2006-A1, Class 4A1, 6.07%, 9/25/36 (d)                              10,177                                                   10,199
Chase Mortgage Finance Corp., Series
2006-S2, Class 2A5, 6.00%, 10/25/36 (d)                              7,630                                                    7,664
Chaseflex Trust, Series 2006-1, Class
A4, 6.30%, 6/25/36 (d)                                               7,344                                                    7,488
Chaseflex Trust, Series 2006-1, Class
A6, 6.29%, 6/25/36 (d)                                               5,265                                                    5,396
Chaseflex Trust, Series 2006-2, Class
A4, 6.34%, 9/1/36 (d)                                                5,100                                                    5,180
Citigroup Commercial Mortgage Trust,
Series 2005-EMG, 4.38%, 9/20/51 (e)                                  5,000                                                    4,873
Citigroup Deutsche Bank Commercial                                   2,545                                                    2,603
Mortgage, Series 2006-CD3, Class AJ,
5.69%, 10/15/48                                                      2,545                                                    2,603
Commerce Group, Inc., 5.95%,
12/9/13                                                              1,000                                                    1,001
Commercial Mortgage Asset Trust,
Series 1999-C1, Class B, 7.23%, 1/17/32 (d)                          1,500                                                    1,666
Continental Airlines, Inc., 7.46%,
4/1/15                                                               1,045                                                    1,060
Countrywide Alternative Loan Trust,
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34                                                              3,798                                                    3,722

Countrywide Alternative Loan Trust,
Series 2005-7CB, Class M, 5.50%,
4/25/35                                                              2,456                                                    2,394
Countrywide Home Loan, 4.00%,
3/22/11                                                              2,325                                                    2,200
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-CKN2,
6.38%, 4/15/37                                                       1,000                                                    1,049
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class AJ,
5.54%, 9/15/39 (d)                                                   4,617                                                    4,665
Credit-Based Asset Servicing and
Securitization, Series 2004-CB8, Class
AF3, 5.09%, 12/25/35                                                 5,145                                                    5,065
Credit-Based Asset Servicing and
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36                                                  3,025                                                    3,004
Credit-Based Asset Servicing and
Securitization, Series 2006-CB2, Class
AF2, 5.50%, 12/25/36 (d)                                             2,400                                                    2,398
Credit-Based Asset Servicing and
Securitizing, 5.43%, 11/25/36 (d)                                    2,475                                                    2,455
Crown Castle Towers LLC, Series
2005-1A, 4.64%, 6/15/35 (e)                                          4,000                                                    3,915
CS First Boston Mortgage Securities
Corp., Series 2003-CK2, Class A4,
4.80%, 3/15/36                                                       4,750                                                    4,639
Delta Airlines, Inc., 6.72%, 1/2/23                                  1,006                                                    1,024
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust, Series 2006-AB3,
Class A3, 6.51%, 7/25/36                                             2,445                                                    2,464
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust, Series 2006-AB4,
Class A3A1, 5.90%, 10/25/36                                          5,145                                                    5,191
Deutsche Alternative-A Securities Inc.,
Mortgage Loan Trust, 5.05%, 9/25/35                                  1,540                                                    1,524
Deutsche Mortgage Securities Inc.,
Series 2005-1, 5.75%, 2/25/35                                        4,867                                                    4,833
Deutsche Mortgage Securities, Inc.,
5.04%, 6/26/35 (d)                                                   2,010                                                    2,001
Duke Capital LLC, 5.50%, 3/1/14                                      1,825                                                    1,813
Duke Realty Corp., 5.65%, 12/22/06 (d)                               2,880                                                    2,880
Farmers Credit Bank of Texas, 7.56%,
11/30/49                                                             2,658                                                    2,855
First Horizon ABS Trust, Series
2006-HE1, Class A, 5.49%, 10/25/34 (d)                               2,106                                                    2,106
First Tennessee Bank, Series BKNT,
5.65%, 4/1/16                                                        2,000                                                    2,009
First Union-Lehman Brothers, 7.00%,
4/18/29 (e)                                                          3,220                                                    3,491
Fleet Financial Group, 7.38%, 12/1/09                                5,000                                                    5,313
Gazprom International, 7.20%, 2/1/20 (e)                             2,015                                                    2,117
GE Global Insurance Holding, 6.45%,
3/1/19                                                               1,000                                                    1,051
Global Signal Trust, Series 2006-1,
Class D, 6.05%, 2/15/36 (e)                                          3,000                                                    3,006


Goldman Sachs Group, Inc., 5.00%,
10/1/14                                                              2,500                                                    2,429
Green Tree Financial Corp., Series
1998-6, Class A6, 6.27%, 6/1/30                                         38                                                       38
GS Mortgage Securities Corp. II, Series
2004-C1, Class B, 4.46%, 10/10/28 (d)                                2,600                                                    2,524
GS Mortgage Securities Corp. II, Series
2004-C1, Class C, 4.52%, 10/10/28 (d)                                3,888                                                    3,780
GSR Mortgage Loan Trust, Series
2005-AR6, Class 3A1, 4.56%, 9/25/35 (d)                              2,204                                                    2,175
Hibernia Corp., 5.35%, 5/1/14                                        2,845                                                    2,769
Homebanc Mortgage Trust, Series
2006-1, Class 2A1, 6.08%, 4/25/37 (d)                                4,368                                                    4,425
HSBC Finance Corp., 6.38%,
10/15/11                                                             2,000                                                    2,099
Humana, Inc., 6.30%, 8/1/18                                          2,000                                                    2,025
Husky Energy, Inc., 6.15%, 6/15/19                                   1,000                                                    1,017
Hyundai Auto Receivables Trust, Series
2006-B, Class C, 5.25%, 5/15/13                                      2,665                                                    2,664
I-Preferred Term Secs, 7.53%, 12/11/32 (d)(e)                        1,000                                                    1,008
Indiana Michigan Power, 5.05%,
11/15/14                                                             2,035                                                    1,956
International Lease Finance Corp.,
5.88%, 5/1/13                                                        2,500                                                    2,566
Jefferies Group, Inc., 5.50%, 3/15/16                                2,000                                                    1,956
JP Morgan Alternative Loan Trust,
Series 2005-S1, Class 1A2, 5.50%,
12/25/35                                                             2,288                                                    2,273
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7, 6.30%,
9/25/36 (d)                                                          5,000                                                    5,093
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A9, 6.30%,
7/1/36                                                               4,817                                                    4,861
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 2A6, 5.80%,
10/25/36 (d)                                                         5,105                                                    5,099
JP Morgan Alternative Loan Trust,
Series 2006-S1, Class 1A18, 6.00%,
3/25/36 (d)                                                          4,490                                                    4,503
JP Morgan Alternative Loan Trust,
Series 2006-S2, Class A3, 5.92%,
5/25/36 (d)                                                          4,730                                                    4,705
JP Morgan Alternative Loan Trust,
Series 2006-S2, Class A6, 6.05%,
5/25/36 (d)                                                          4,975                                                    5,048
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A3A, 6.00%,
8/25/36                                                              4,529                                                    4,514
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A7, 6.24%,
8/25/36                                                              5,245                                                    5,340
JP Morgan Chase Commercial Mortgage
 Securities Corp., Series 2003-CB6, Class
 A2, 5.26%, 7/12/37                                                  4,460                                                    4,470

JP Morgan Chase Commercial Mortgage
 Securities Corp., Series 2003-LN1, Class
 A2, 4.92%, 10/15/37                                                 6,680                                                    6,552
JP Morgan Chase Commercial
Mortgage, Series 2001-C1, Class A3,
5.86%, 10/12/35 (d)                                                  6,465                                                    6,646
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%,
7/25/36 (d)                                                          3,191                                                    3,239
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A5, 6.41%,
7/25/36                                                              4,286                                                    4,380
JP Morgan Mortgage Trust, Series
2005-A1, Class 3A4, 5.05%, 2/25/35                                   6,218                                                    6,204
JP Morgan Mortgage Trust, Series
2005-A2, Class 5A1, 4.35%, 4/25/35 (d)                               4,008                                                    3,860
JP Morgan Mortgage Trust, Series
2005-A3, 4.52%, 6/25/35                                              4,415                                                    4,294
JP Morgan Mortgage Trust, Series
2006-A2, Class 3A2, 5.68%, 4/25/36 (d)                               4,884                                                    4,869
Key Bank NA, 4.95%, 9/15/15                                          2,365                                                    2,271
Kimco Realty Corp., 4.82%, 6/1/14                                    1,215                                                    1,160
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4, 5.12%,
11/15/32                                                             2,924                                                    2,910
Manufacturers & Traders Trust Co.,
3.85%, 4/1/13 (d)                                                    1,075                                                    1,056
Marlin Leasing Receivables LLC,
4.75%, 8/15/12 (e)                                                   3,000                                                    2,965
MassMutual Global Funding II, 3.80%,
4/15/09 (e)                                                          1,390                                                    1,348
Merrill Lynch & Co., 6.05%, 5/16/16                                  2,050                                                    2,129
Merrill Lynch & Co., 6.50%, 7/15/18                                  1,000                                                    1,085
Morgan Stanley, 4.75%, 4/1/14                                        3,500                                                    3,348
Morgan Stanley Capital I, Series
2006-HQ9, Class AJ, 5.79%, 7/20/44                                   5,235                                                    5,404
Morgan Stanley Capital, Series
2005-HQ7, Class AM, 5.21%, 11/14/42                                  2,500                                                    2,495
Nelnet, Inc., 5.13%, 6/1/10                                          1,725                                                    1,682
Nextel Communications, 7.38%, 8/1/15 (g)                             1,285                                                    1,327
NiSource Finance Corp., 5.97%,
11/23/09 (d)                                                         2,795                                                    2,795
Nomura Asset Acceptance Corp., Series
2004-AR4, Class 1A2, 4.93%, 12/25/34                                 1,403                                                    1,405
Nomura Asset Acceptance Corp., Series
2005-AR1, Class 1A2, 5.37%, 2/25/35                                  2,369                                                    2,360
Nomura Asset Acceptance Corp., Series
2005-AR2, Class 2A2, 5.56%, 5/25/35 (d)                              1,807                                                    1,840
Nomura Asset Acceptance Corp., Series
2005-AR3, 5.66%, 7/25/35                                             2,582                                                    2,542
Nomura Asset Acceptance Corp., Series
2005-AR5, Class 2A2, 5.65%, 10/25/35 (d)                             1,774                                                    1,771
Nomura Asset Acceptance Corporation,
Series 2006-AF1, Class 3A2, 6.64%,
6/25/36 (d)                                                          3,204                                                    3,286
Nomura Asset Securities Corp., Series
1998-D6, Class A2, 6.78%, 3/15/30 (d)                                1,000                                                    1,101

Nomura Asset Securities Corp., Series
1998-D6, Class A4, 7.36%, 3/15/30 (d)                                1,600                                                    1,813
Pemex Project Funding Master Trust,
7.38%, 12/15/14                                                      2,000                                                    2,195
PNC Institutional Capital, 7.95%,
12/15/26 (e)                                                         2,540                                                    2,645
Popular ABS Mortgage Pass-Through
Trust, 4.98%, 9/15/35                                                1,510                                                    1,497
PPG Industries, Inc., 6.50%, 11/1/07                                    30                                                       30
Preferred Term Securities II, 9.55%,
3/1/31 (e)                                                             817                                                      915
Premcor Refining Group, 9.25%,
2/1/10                                                               2,000                                                    2,110
Prestige Auto Receivables Trust, Series
2006-1A, Class A2, 5.25%, 6/17/13 (d)(e)                             2,000                                                    2,010
PSEG Power, 5.00%, 4/1/14                                            1,500                                                    1,432
Ras Laffan Liquid & Natural Gas,
5.30%, 9/30/20 (e)                                                   2,700                                                    2,605
Regions Financial Corp., 7.00%, 3/1/11                               1,275                                                    1,362
Renaissance Home Equity Loan Trust,
Series 2005-2, 4.93%, 8/25/35 (d)                                    2,500                                                    2,459
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF4, 6.01%, 5/25/36                             1,575                                                    1,584
Residential Asset Mortgage Products,
Inc., Series 2002-RZ3, Class M1, 5.28%,
8/25/32 (d)                                                            915                                                      911
Residential Funding Mortgage
Securities, Series 2006-HI3, Class A4,
6.31%, 5/25/36 (d)                                                   1,500                                                    1,532
Residential Funding Mortgage
Securities, Series 2006-HSA1, Class A4,
5.49%, 2/25/36                                                       1,500                                                    1,489
Restructured Asset Certificate, 10.70%,
3/23/27 (k) (l)                                                      2,000                                                    2,000
SACO I Trust, 5.70%, 7/25/35 (d)                                     2,306                                                    2,307
Salomon Brothers Mortgage Securities
VII, Series 2002-KEY2, Class A3, 4.87%,
 3/18/36                                                             2,270                                                    2,237
Salomon Brothers Mortgage Securities,
Series 2002-KEY2, Class C, 5.05%,
3/18/36                                                              1,417                                                    1,404
SBA CMBS Trust, Series 2006-1A,
Class D, 5.85%, 11/15/36                                             3,100                                                    3,100
SBA CMBS Trust, Series 2006-1A,
Class E, 6.17%, 11/15/36                                             1,350                                                    1,350
SLM Corp., 5.44%, 4/1/09 (d)                                         1,260                                                    1,212
SLM Corp., Series CPI, 5.30%, 10/8/08 (d)                            1,500                                                    1,449
SLM Corp., Series MTNA, 5.00%,
6/15/18                                                              1,000                                                      931
Sovrisc BV, 5.25%, 4/30/11 (e)                                       2,000                                                    2,024
Suntrust Alternative Loan Trust, Series
2005-1F, Class B3, 6.07%, 12/25/35 (d)                               1,800                                                    1,629
TAQA ABU DHABI National, 5.88%,
10/27/16 (e)                                                         1,100                                                    1,121
TCI Communications, Inc., 7.88%,
8/1/13                                                                 860                                                      962

TransAtlantic Holdings, 5.75%,
12/14/15                                                             1,755                                                    1,741
U.S. Bank, N.A., 3.75%, 2/6/09                                       2,500                                                    2,428
UPFC Auto Receivables Trust, Series
2004-A, Class A3, 3.27%, 9/15/10                                     1,307                                                    1,292
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A4, 6.57%, 5/7/27                               2,725                                                    2,849
Vectren Utility Holdings, 5.45%,
12/1/15                                                              1,000                                                      975
Wells Fargo Mortgage Backed Securities
 Trust, Series 2003-N, 4.75%, 12/25/33 (d)                           2,545                                                    2,469
WMALT Mortgage Pass-through
Certificates, Series 2005-1, Class 1A2,
5.50%, 3/25/35 (d)                                                   1,957                                                    1,942
WPS Resources Corp., 7.00%, 11/1/09                                  1,540                                                    1,608
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                       390,736
                                                                                                                            -------
FOREIGN BONDS  (0.2%)
Korea Electric Power, 4.25%, 9/12/07 (e)                             1,000                                                      990
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                             990
                                                                                                                                ---

U.S. GOVERNMENT AGENCIES  (13.1%)
FANNIE MAE  (1.6%)
6.25%, 1/25/08                                                         303                                                      304
5.30%, 5/8/08                                                        2,445                                                    2,445
5.65%, 4/10/13 (g)                                                   4,675                                                    4,680
5.22%, 8/1/34                                                          149                                                      149
                                                                                                                                ---
                                                                                                                              7,578
                                                                                                                              -----
FEDERAL HOME LOAN BANK  (2.8%)
4.50%, 8/8/08                                                        5,000                                                    4,964
5.00%, 9/1/10                                                        3,240                                                    3,255
5.13%, 11/1/10                                                       2,855                                                    2,855
5.63%, 12/20/10                                                      2,200                                                    2,203
                                                                                                                              -----
                                                                                                                             13,277
                                                                                                                             ------
FEDERAL HOME LOAN MORTGAGE CORPORATION  (1.1%)
5.97%, 6/1/36 (d)                                                    5,332                                                    5,391
                                                                                                                              -----
FREDDIE MAC  (5.8%)
5.00%, 1/30/09                                                       1,900                                                    1,897
5.73%, 12/28/09                                                      5,000                                                    5,020
5.15%, 1/24/11                                                       1,956                                                    1,952
6.25%, 3/5/12 (g)                                                    8,500                                                    8,523
4.75%, 6/28/12 (g)                                                   5,000                                                    4,963
5.00%, 8/15/12                                                       2,275                                                    2,286
4.65%, 10/10/13                                                      1,300                                                    1,253
6.50%, 5/15/34 (d)                                                   1,254                                                    1,236
                                                                                                                              -----
                                                                                                                             27,130
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.8%)
9.50%, 12/15/09                                                        937                                                      967
0.97%, 6/17/45                                                      10,688                                                      600
0.53%, 3/16/46                                                      14,038                                                      601
0.80%, 5/16/46                                                      19,941                                                    1,131
0.92%, 8/16/46                                                      10,000                                                      618
0.72%, 12/16/47                                                     22,974                                                    1,150
1.07%, 12/16/47                                                     54,924                                                    3,275
                                                                                                                              -----
                                                                                                                              8,342
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               61,718
                                                                                                                             ------

U.S. TREASURY OBLIGATIONS  (0.6%)
U.S. TREASURY NOTES  (0.6%)
4.88%, 8/15/16 (g)                                                   3,000                                                    3,062
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               3,062
                                                                                                                              -----

INVESTMENTS IN AFFILIATES (h) (4.6%)
Fifth Third Institutional Money Market Fund                     21,728,049                                                   21,728
                                                                                                                             ------
TOTAL INVESTMENTS IN AFFILIATES                                                                                              21,728
                                                                                                                             ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.7%)
Pool of various securities for Fifth Third Funds                $   22,317                                                   22,317
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        22,317
                                                                                                                             ------

TOTAL (COST $499,655) (+)   -   106.2%                                                                                     $500,551
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SHORT TERM BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
CORPORATE BONDS  (58.1%)
Australian Gas Light Co., 6.40%,
4/15/08 (e)                                                     $    3,210                                                 $  3,248
Banc of America Mortgage Securities,
Series 2004-F, Class 2A6, 4.15%,
7/25/34 (d)                                                          2,500                                                    2,434
Bank of America Commercial Mortgage,
Inc., Series 2004-1, Class A1, 3.16%,
11/10/39                                                             2,710                                                    2,626
Bank of America Mortgage Securities,
4.15%, 7/25/34 (d)                                                   3,407                                                    3,329
Bank One Issuance Trust, Series
2004-A1, Class A1, 3.45%, 10/17/11                                     810                                                      784
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32                                                  1,568                                                    1,592
Bear Stearns Cos., Inc., Series
2003-AC7, Class A2, 5.25%, 1/25/34                                   1,448                                                    1,425
Centerpoint Energy, 6.50%, 2/1/08                                    1,600                                                    1,619
Chase Commercial Mortgage Corp.,
Series 1997-2, Class D, 6.60%,
12/19/29                                                             2,400                                                    2,425
Chase Mortgage Finance Corp., Series
2005-A1, Class 2A2, 5.25%, 12/25/35 (d)                              3,325                                                    3,295
CNH Equipment Trust, 4.02%,
4/15/09                                                              2,060                                                    2,043
Comcast Cable, 7.63%, 4/15/08                                        1,550                                                    1,598
Cooper Cameron Corp., 2.65%,
4/15/07                                                                780                                                      770
Countrywide Alternative Loan Trust,
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34                                                              2,164                                                    2,121
Countrywide Alternative Loan Trust,
Series 2005-14, Class 1A1, 3.30%,
5/25/35                                                              2,452                                                    2,403
Countrywide Home Loans, 5.02%,
4/20/35 (d)                                                          2,488                                                    2,486
DaimlerChrysler NA Holding, 4.75%,
1/15/08                                                              1,500                                                    1,486
DLJ Commercial Mortgage Corp., Series
1999-CG1, Class A1A, 6.08%, 3/10/32                                    561                                                      562
First Boston Mortgage Securities Corp.,
Series 2001-CK6, Class A2, 6.10%,
8/15/36                                                              2,169                                                    2,197
General Motors Acceptance Corp.,
Mortgage Corp. Loan Trust, Series
2005-HE2, 4.62%, 11/25/35                                            4,000                                                    3,956

General Motors Acceptance Corp.,
Mortgage Corporation Loan Trust, 4.24%,
10/25/33                                                             4,170                                                    4,084
GMAC Mortgage Corp. Loan Trust,
Series 2006-HE2, Class 2, 6.18%,
5/25/36 (d)                                                          3,000                                                    3,026
Goldman Sachs Group, Inc., 6.65%,
5/15/09                                                              3,000                                                    3,109
Green Tree Financial Corp., Series
1998-6, Class A6, 6.27%, 6/1/30                                         54                                                       54
Greenwich Capital Commercial Funding
Corp., Series 2004-GG1, Class A2,
3.83%, 6/10/36                                                         366                                                      363
Harborview Mortgage Loan Trust, Series
2004-5, Class 2A6, 3.95%, 6/19/34 (d)                                5,730                                                    5,652
Harley-Davidson Motorcycle Trust,
Series 2004-2, Class B, 2.96%, 2/15/12                               1,073                                                    1,035
Hertz Vehicle Financing LLC, Series
2005-2A, Class A2, 4.93%, 2/25/10 (e)                                3,375                                                    3,373
Homebanc Mortgage Trust, Series
2004-2, 5.77%, 12/25/34 (d)                                          2,066                                                    2,071
Homebanc Mortgage Trust, Series
2006-1, Class 1A1, 6.16%, 4/25/37 (d)                                3,134                                                    3,175
Household Automotive Trust, Series
2002-3, Class A4A, 3.44%, 5/18/09                                    1,681                                                    1,664
HSBC Finance Corp., 4.75%, 5/15/09                                   3,000                                                    2,978
Hyundai Auto Receivables Trust, Series
2005-A, 4.18%, 2/15/12                                               3,000                                                    2,936
IBM Corp., 3.80%, 2/1/08                                             3,030                                                    2,973
Impac Commercial Holdings, Inc.,
Series 1998-C1, Class D, 7.58%,
8/20/30                                                              3,500                                                    3,598
Indymac Index Mortgage Loan Trust,
Series 2006-AR29, Class A2, 5.41%,
11/25/36                                                             1,472                                                    1,472
International Lease Finance Corp.,
4.75%, 7/1/09                                                        3,000                                                    2,972
iStar Financial, Inc., 4.88%, 1/15/09                                1,600                                                    1,580
J.P. Morgan Alternative Loan Trust,
Series 2006-A3, Class 1A2, 5.40%,
7/25/36 (d)                                                          2,527                                                    2,523
J.P. Morgan Alternative Loan Trust,
Series 2006-S2, Class A2, 5.81%,
5/25/36 (d)                                                          2,075                                                    2,077
John Deere Owner Trust, Series 2004-A,
 Class A3, 2.32%, 12/17/07                                             480                                                      478
JP Morgan Mortgage Trust, Series
2005-A1, 4.90%, 2/25/35                                              2,434                                                    2,345
JP Morgan Mortgage Trust, Series
2005-A2, Class 5A1, 4.35%, 4/25/35 (d)                               2,434                                                    2,345
JP Morgan Mortgage Trust, Series
2005-A3, Class 7CA1, 5.17%, 6/25/35                                  4,534                                                    4,532
Kraft Foods, Inc., 5.25%, 6/1/07                                     1,930                                                    1,927
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A1, 3.83%,
6/15/26                                                                454                                                      453

Long Beach Auto Receivables Trust,
4.40%, 5/15/10                                                       2,875                                                    2,850
Marlin Leasing Receivables LLC,
4.49%, 1/15/08 (e)                                                   1,820                                                    1,811
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A, 4.53%,
12/25/32                                                               393                                                      393
Morgan Stanley Dean Witter Capital I,
3.48%, 9/15/37                                                          21                                                       21
Morgan Stanley Dean Witter Capital I,
3.92%, 4/14/40                                                       3,985                                                    3,918
Navistar Financial Corp. Owner Trust,
Series 2003-B, Class A4, 3.25%,
10/15/10                                                             3,990                                                    3,912
Navistar Financial Corp. Owner Trust,
Series 2003-B, Class B, 3.79%,
10/15/10                                                               810                                                      796
Pemex Finance, Ltd., 8.45%, 2/15/07                                    267                                                      268
Pemex Finance, Ltd., 9.69%, 8/15/09                                    486                                                      513
Protective Life US Funding, 3.70%,
11/24/08                                                             1,590                                                    1,546
Provident Funding Mortgage Loan
Trust, Series 2005-2, Class 2A1A,
4.72%, 10/25/35 (d)                                                  2,647                                                    2,604
RAAC, Series 2005-SP1, 5.25%,
9/25/34                                                              2,612                                                    2,571
Simon Property Group LP, 7.13%,
9/20/07                                                              2,400                                                    2,429
SVO VOI Mortgage Corp., Series
2005-AA, Class A, 5.25%, 2/20/21 (e)                                 1,432                                                    1,425
UnitedHealth Group, Inc., 5.20%,
1/17/07                                                              3,390                                                    3,388
Verizon Communications, 7.51%,
4/1/09                                                               3,300                                                    3,457
Washington Mutual, Inc., 4.82%,
10/25/32                                                               569                                                      565
Washington Mutual, Inc., Series
2003-AR10, Class A4, 4.08%, 10/25/33                                 3,020                                                    2,990
Wells Fargo Mortgage Backed
Securities, Series 2005-AR10, Class
2A14, 4.11%, 6/25/35 (d)                                             3,500                                                    3,419
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                       144,483
                                                                                                                            -------

FOREIGN BONDS  (0.6%)
Korea Electric Power, 4.25%, 9/12/07(e)                                810                                                      803
Telecom Italia Capital, 4.00%,
11/15/08                                                               650                                                      632
                                                                                                                                ---
TOTAL FOREIGN BONDS                                                                                                           1,435
                                                                                                                              -----

MUNICIPAL BONDS  (0.3%)
OHIO  (0.3%)
State Economic Development Revenue,
Ohio Enterprise, Series 3, 4.05%, 3/1/11(e)                            850                                                      819
                                                                                                                                ---
TOTAL MUNICIPAL BONDS                                                                                                           819
                                                                                                                                ---

U.S. GOVERNMENT AGENCIES  (30.9%)
FANNIE MAE  (4.3%)
4.65%, 12/25/12                                                      3,173                                                    3,131
4.71%, 4/1/33 (d)                                                    2,403                                                    2,379
5.21%, 9/1/34                                                        2,827                                                    2,791
5.01%, 4/1/35                                                        2,401                                                    2,386
                                                                                                                              -----
                                                                                                                             10,687
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (8.7%)
4.00%, 5/15/08                                                       5,500                                                    5,423
3.88%, 8/22/08 (g)                                                   5,000                                                    4,912
4.00%, 10/27/08                                                      4,220                                                    4,150
5.00%, 9/18/09                                                       4,000                                                    4,021
4.75%, 10/25/10                                                      3,230                                                    3,175
                                                                                                                              -----
                                                                                                                             21,681
                                                                                                                             ------
FREDDIE MAC  (9.8%)
5.00%, 2/1/07                                                          306                                                      304
3.63%, 9/15/08 (g)                                                   7,000                                                    6,841
5.13%, 10/15/08 (g)                                                  8,000                                                    8,031
4.25%, 7/15/09                                                       2,000                                                    1,970
4.00%, 3/1/34 (d)                                                    2,691                                                    2,628
4.69%, 7/1/35 (d)                                                    4,788                                                    4,693
                                                                                                                              -----
                                                                                                                             24,467
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (8.1%)
2.87%, 2/16/20                                                       4,834                                                    4,687
6.11%, 11/16/21                                                      1,168                                                    1,179
3.27%, 1/16/23                                                       2,750                                                    2,651
6.00%, 2/16/24 (d)                                                   2,848                                                    2,894
4.29%, 9/16/25                                                       3,009                                                    2,954
3.72%, 12/16/26                                                      3,388                                                    3,287
4.00%, 5/16/27                                                       2,502                                                    2,437
                                                                                                                              -----
                                                                                                                             20,089
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               76,924
                                                                                                                             ------

U.S. TREASURY OBLIGATIONS  (6.6%)
U.S. TREASURY NOTES  (6.6%)
4.63%, 2/29/08 (g)                                                   5,000                                                    4,987
4.75%, 11/15/08 (g)                                                  4,510                                                    4,515
4.88%, 8/15/09 (g)                                                   7,000                                                    7,045
                                                                                                                              -----
                                                                                                                             16,547
                                                                                                                             ------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              16,547
                                                                                                                             ------

INVESTMENTS IN AFFILIATES (h)  (2.9%)
Fifth Third Institutional Money Market Fund                      7,236,733                                                    7,237
                                                                                                                              -----
TOTAL INVESTMENTS IN AFFILIATES                                                                                               7,237
                                                                                                                              -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (14.0%)
Pool of various securities for Fifth Third Funds                $   34,944                                                   34,944
                                                                                                                             ------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        34,944
                                                                                                                             ------

TOTAL (COST $284,894) (+)   -   113.4%                                                                                     $282,389
                                                                                                                           ========

Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMERCIAL PAPER  (3.7%)
Deutsche Bank, 5.34%, 11/15/06 ** (f)                           $    2,000                                                 $  1,996
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        1,996
                                                                                                                              -----

CORPORATE BONDS  (6.0%)
FINANCING CORPORATION (3.7%)
Hertz Vehicle Financing LLC, Series
2005-2A, Class A3, (AAA wrapped by
MBIA), 5.52%, 2/25/11 (d) (e) (f)                                    2,000                                                    2,009

Restructured Asset Certificate, 10.70%,
3/23/27 (k) (l)                                                      1,250                                                    1,250
                                                                                                                              -----
TOTAL CORPORATE BONDS                                                                                                         3,259
                                                                                                                              -----

U.S. GOVERNMENT AGENCIES  (83.9%)
FANNIE MAE  (16.2%)
6.25%, 1/25/08                                                         620                                                      622
4.00%, 9/2/08                                                        1,000                                                      982
6.38%, 6/15/09                                                       1,100                                                    1,140
6.63%, 9/15/09                                                       1,000                                                    1,047
4.62%, 4/25/10                                                         708                                                      701
4.40%, 12/25/12                                                        665                                                      645
4.31%, 1/1/35                                                        2,114                                                    2,067
3.99%, 3/25/40 (d)                                                     346                                                      344
5.57%, 8/25/44 (d)                                                   1,213                                                    1,215
                                                                                                                              -----
                                                                                                                              8,763
                                                                                                                              -----
FEDERAL HOME LOAN BANK  (6.4%)
5.11%, 11/13/06 **                                                   2,010                                                    2,007
4.06%, 8/25/09                                                         640                                                      621
4.84%, 1/25/12                                                         801                                                      809
                                                                                                                                ---
                                                                                                                              3,437
                                                                                                                              -----
FINANCING CORPORATION  (9.7%)
3.59%, 4/5/09 **                                                     2,000                                                    1,776
4.21%, 12/6/11 **                                                    2,000                                                    1,588
4.81%, 6/6/15 **                                                     2,000                                                    1,316
6.46%, 11/11/17 **                                                   1,000                                                      577
                                                                                                                                ---
                                                                                                                              5,257
                                                                                                                              -----
FREDDIE MAC  (29.9%)
2.75%, 3/15/08                                                       1,450                                                    1,407
5.50%, 7/15/10                                                       1,000                                                    1,002
6.88%, 9/15/10                                                       2,000                                                    2,139
5.88%, 3/21/11                                                       1,000                                                    1,032
4.50%, 11/15/12                                                      1,000                                                      979
5.25%, 4/18/16                                                       2,000                                                    2,043
4.00%, 12/15/21                                                        404                                                      400
5.00%, 12/15/32                                                      1,114                                                    1,112
5.00%, 1/15/34                                                       1,000                                                      945
6.50%, 5/15/34 (d)                                                   1,195                                                    1,177

5.50%, 7/15/35                                                       1,977                                                    1,876
6.00%, 11/1/36, TBA                                                  2,000                                                    2,013
                                                                                                                              -----
                                                                                                                             16,125
                                                                                                                             ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (13.0%)
3.59%, 11/16/17                                                        428                                                      417
3.96%, 9/16/21                                                         701                                                      687
3.27%, 1/16/23                                                         831                                                      801
4.39%, 5/16/23                                                         825                                                      813
5.50%, 2/20/31                                                       2,000                                                    2,014
5.50%, 12/20/32                                                      1,000                                                      982
5.50%, 11/20/33                                                      1,000                                                      970
0.97%, 6/17/45                                                       2,915                                                      164
1.06%, 12/16/47                                                      3,329                                                      199
                                                                                                                                ---
                                                                                                                              7,047
                                                                                                                              -----
SMALL BUSINESS ADMINISTRATION  (6.7%)
4.94%, 8/10/15 (f)                                                   3,624                                                    3,593
                                                                                                                              -----
TENNESSEE VALLEY AUTHORITY  (2.0%)
6.79%, 5/23/12                                                       1,000                                                    1,091
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               45,313
                                                                                                                             ------

U.S. TREASURY OBLIGATIONS  (4.3%)
U.S. TREASURY NOTES  (4.3%)
5.50%, 2/15/08                                                         800                                                      807
5.63%, 5/15/08                                                       1,000                                                    1,012
2.38%, 4/15/11                                                         500                                                      511
                                                                                                                              -----
                                                                                                                              2,330
                                                                                                                              -----
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               2,330
                                                                                                                              -----
INVESTMENTS IN AFFILIATES (h)  (5.7%)
Fifth Third Institutional Government                             3,065,744                                                    3,066
Money Market Fund                                                                                                             -----

TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,066
                                                                                                                              -----
TOTAL (COST $56,632) (+)   -   103.6%                                                                                      $ 55,964
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                      VALUE
MUNICIPAL BONDS  (98.7%)
ARIZONA  (4.2%)
Greater Arizona Development Authority,
6.00%, 8/1/13, (Callable 8/1/08 @ 102)                          $    1,070                                                 $  1,132
Mesa Street and Highway Revenue,
5.25%, 7/1/23                                                          600                                                      690
                                                                                                                                ---
                                                                                                                              1,822
                                                                                                                              -----
CALIFORNIA  (8.9%)
Cal Poly Pomona Foundation, Inc.,
5.50%, 2/1/20, (Callable 2/1/11 @ 101)                                 265                                                      289
La Canada University School District,
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)                                                        1,000                                                    1,111
Long Beach Community College
District, Series B, GO, 5.00%, 5/1/30                                1,000                                                    1,062
Placentia -Yorba Linda Union School
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)                                              1,000                                                    1,107
Sacramento County Sanitation Financing
 Authority, 6.00%, 12/1/15, (Callable
12/1/10 @ 101)                                                         250                                                      273
                                                                                                                                ---
                                                                                                                              3,842
                                                                                                                              -----
COLORADO  (6.2%)
Denver City & County Airport Revenue,
 5.00%, 11/15/08                                                     1,020                                                    1,047
Douglas County School District No.1,
GO, 5.75%, 12/15/21, (Callable 12/15/14 @ 100)                       1,000                                                    1,135
Educational & Cultural Facilities
Authority, 3.65%, 2/1/35 (d)                                           500                                                      500
                                                                                                                                ---
                                                                                                                              2,682
                                                                                                                              -----
FLORIDA  (5.1%)
Sunrise Utility Systems Revenue,
5.50%, 10/1/18                                                       1,000                                                    1,131
Volusia County School Board, Series A,
 5.00%, 8/1/19, (Callable 8/1/15 @ 100)                              1,010                                                    1,084
                                                                                                                              -----
                                                                                                                              2,215
                                                                                                                              -----
ILLINOIS  (7.6%)
Chicago Metropolitan Water
Reclamation District-Greater Chicago,
Capital Improvements, GO, 7.25%, 12/1/12                               500                                                      600
Chicago Single Family Mortgage
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)                                       160                                                      163
Development Finance Authority,
Elmhurst Community School, 6.38%,
1/1/17, (Prerefunded 1/1/11 @ 100)                                   1,700                                                    1,886

Finance Authority, 5.00%, 12/1/14,
(Callable 12/1/13 @ 100)                                               300                                                      312
State GO, 5.88%, 10/1/17, (Callable
1/1/09 @ 100)                                                          300                                                      319
                                                                                                                                ---
                                                                                                                              3,280
                                                                                                                              -----
IOWA  (5.2%)
Finance Authority, Private College
Revenue, Drake University Project,
6.50%, 12/1/11                                                       2,055                                                    2,261
                                                                                                                              -----
KANSAS  (4.3%)
Geary County School District, GO,
5.25%, 9/1/17, (Callable 9/1/15 @ 100)                               1,675                                                    1,858
                                                                                                                              -----
LOUISIANA  (2.5%)
State Citizens Property Insurance Corp,
Series B, 5.00%, 6/1/18, (Callable 6/1/16 @ 100)                     1,000                                                    1,082
                                                                                                                              -----
MICHIGAN  (11.6%)
Detroit Water Supply Systems, Series
A, 5.00%, 7/1/16                                                     1,000                                                    1,100
Higher Education Student Loan
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09                                                 1,000                                                    1,022
Kent Hospital Financial Authority
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11 @ 101)                          1,000                                                    1,088
State Hospital Finance Authority
Revenue, 5.00%, 11/15/20, (Callable
11/15/16 @ 100)                                                        500                                                      531
State Strategic Fund Solidwaste
Disposal Revenue, 4.63%, 12/1/12                                       250                                                      254
Strategic Fund Hope Network Project,
Series B, 5.13%, 9/1/13, (Callable 9/1/08 @ 102)                     1,000                                                    1,045
                                                                                                                              -----
                                                                                                                              5,040
                                                                                                                              -----
NEBRASKA  (3.7%)
Omaha Series A, GO, 6.50%, 12/1/13                                   1,365                                                    1,610
                                                                                                                              -----
NEW MEXICO  (2.3%)
Mortgage Financial Authority, Single
Family Mortgage, (AMT), 5.50%, 7/1/36                                  900                                                      981
                                                                                                                                ---
NEW YORK  (2.5%)
State Housing Finance Agency, State
Personal Income Tax Revenue, 5.00%,
9/15/23, (Callable 9/15/15 @ 100)                                    1,000                                                    1,074
                                                                                                                              -----
OHIO  (4.3%)
Cuyahoga County, 5.25%, 12/1/18                                      1,500                                                    1,651
Economic Development Revenue,
3.50%, 12/1/07                                                         210                                                      207
                                                                                                                                ---
                                                                                                                              1,858
                                                                                                                              -----

OKLAHOMA  (2.4%)
Tulsa International Airport (AMT),
5.50%, 6/1/10                                                        1,000                                                    1,033
                                                                                                                              -----
OREGON  (2.5%)
Sunrise Water Authority Revenue,
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                               1,000                                                    1,087
                                                                                                                              -----
PENNSYLVANIA  (6.3%)
Central Dauphin School District, 6.75%,
2/1/24, (Callable 2/1/16 @ 100)                                      1,000                                                    1,234
Higher Educational Facilities Authority,
Widener University, 3.85%, 7/15/13                                     430                                                      419
Lancaster Higher Education Authority
College Revenue, 5.00%, 4/15/25,
(Callable 4/15/16 @ 100)                                             1,000                                                    1,062
                                                                                                                              -----
                                                                                                                              2,715
                                                                                                                              -----
PUERTO RICO  (5.0%)
Commonwealth, Refunding Series A,
5.00%, 7/1/30                                                        1,000                                                    1,054
Public Building Authority Revenue,
Series I, 5.50%, 7/1/23, (Callable 7/1/14 @ 100)                     1,000                                                    1,091
                                                                                                                              -----
                                                                                                                              2,145
                                                                                                                              -----
SOUTH CAROLINA  (2.5%)
Georgetown County School District,
Series B, 5.00%, 3/1/19, (Callable 3/1/12 @ 102)                     1,000                                                    1,069
                                                                                                                              -----

SOUTH DAKOTA  (4.2%)
Lawrence County Solid Waste Disposal
Revenue, Series A, 3.71%, 7/1/32 (d)                                 1,800                                                    1,800
                                                                                                                              -----

TENNESSEE  (2.5%)
Energy Acquisition Corp., Gas Revenue,
Series A, 5.00%, 9/1/15                                              1,000                                                    1,081
                                                                                                                              -----

TEXAS  (2.4%)
State Public Finance Authority, School
Finance Corp., Revenue Kipp, Inc, Series
A, 5.00%, 2/15/28, (Callable 2/15/14 @ 100)                          1,000                                                    1,030
                                                                                                                              -----

WASHINGTON  (2.5%)
Metropolitan Park District Tacoma,
5.00%, 12/1/22, (Callable 12/1/15 @ 100)                             1,000                                                    1,068
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                        42,633
                                                                                                                             ------

MONEY MARKETS  (1.2%)
AIM Tax Free Money Market Fund                                         108                                                       -#
Dreyfus Tax Exempt Money Market
Fund                                                               420,206                                                      421
Goldman Sachs Financial Tax Free
Money Market Fund                                                   78,957                                                       79
Merrill Lynch Institutional Tax Exempt
Fund                                                                   259                                                       -#
                                                                                                                                 --

TOTAL MONEY MARKETS                                                                                                             500
                                                                                                                                ---

TOTAL (COST $41,474) (+)   -   99.9%                                                                                       $ 43,133
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
MUNICIPAL BONDS  (99.5%)
ALABAMA  (4.6%)
Birmingham Baptist Medical Center
Special Care Facilities Financing
Authority, Series A, 5.00%, 11/15/14                            $    4,000                                                 $  4,214
Mobile County, Refunding &
Improvements Warrants, 5.25%, 8/1/17,
(Callable 8/1/14 @ 100)                                              3,080                                                    3,394
                                                                                                                              -----
                                                                                                                              7,608
                                                                                                                              -----
ALASKA  (1.3%)
Sport Fishing Revenue, 4.25%, 4/1/15                                 1,000                                                    1,027
Sport Fishing Revenue, 4.38%, 4/1/16                                 1,000                                                    1,036
                                                                                                                              -----
                                                                                                                              2,063
                                                                                                                              -----
ARIZONA  (4.3%)
Mesa Street & Highway Revenue,
6.25%, 7/1/12                                                        1,000                                                    1,133
Mesa Street & Highway Revenue,
6.25%, 7/1/13, (Prerefunded 7/1/11 @ 100)                            1,000                                                    1,116
Pinal County Industrial Development
Authority Revenue, Correctional Facilities
Contract, 5.25%, 10/1/12                                               220                                                      234
Tempe Performing Arts Center, Excise
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)                                                        2,000                                                    2,202
Tucson Street & Highway, User
Revenue, Junior Lien, Series 1994-E,
6.75%, 7/1/13                                                        2,000                                                    2,365
                                                                                                                              -----
                                                                                                                              7,050
                                                                                                                              -----
ARKANSAS  (0.7%)
University of Arkansas Revenue, 5.00%,
3/1/16                                                               1,000                                                    1,091
                                                                                                                              -----

CALIFORNIA  (2.7%)
La Canada University School District,
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)                                                          375                                                      417
Orange County, Series A, Refunding
Recovery, 6.00%, 6/1/10                                              3,000                                                    3,257
Placentia -Yorba Linda Union School
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)                                                675                                                      747
                                                                                                                                ---
                                                                                                                              4,421
                                                                                                                              -----

COLORADO  (6.5%)
Douglas County School District, 5.00%,
12/15/20, (Callable 12/15/16 @100)                                   2,180                                                    2,348

El Paso County School District No.
038, GO, 6.38%, 12/1/16, (Prerefunded
12/1/10 @ 100)                                                       1,150                                                    1,273
El Paso County School District No.
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)                                                       1,005                                                    1,113
State Department of Corrections
Certificate of Participation, 5.00%, 3/1/17,
(Callable 3/1/16 @ 100)                                              4,000                                                    4,348
Summitt County School District No.
RE1, GO, 5.75%, 12/1/12, (Callable
12/1/11 @ 100)                                                       1,465                                                    1,615
                                                                                                                              -----
                                                                                                                             10,697
                                                                                                                             ------
FLORIDA  (1.8%)
Marion County School Board, Series B,
5.00%, 6/1/21, (Callable 6/1/15 @ 100)                               1,285                                                    1,371
Sunrise Utility Systems Revenue,
5.50%, 10/1/18                                                       1,425                                                    1,611
                                                                                                                              -----
                                                                                                                              2,982
                                                                                                                              -----
HAWAII  (5.4%)
Airport Systems Revenue, Series B
(AMT), 8.00%, 7/1/10                                                 2,000                                                    2,281
Highway Revenue, 5.50%, 7/1/10                                         765                                                      815
State Highway Revenue, 5.50%, 7/1/17                                 5,000                                                    5,744
                                                                                                                              -----
                                                                                                                              8,840
                                                                                                                              -----
ILLINOIS  (4.0%)
Chicago Metropolitan Water
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10                                                              3,000                                                    3,223
Development Financial Authority
Revenue, DePaul University, Series C,
5.00%, 10/1/07                                                         200                                                      202
Educational Facilities Authority, Art
Institute, 4.13%, 3/1/30                                             1,000                                                    1,003
Financial Authority, 4.75%, 12/1/10                                    200                                                      204
Financial Authority, 5.00%, 12/1/11                                    250                                                      259
Financial Authority, 5.00%, 12/1/12                                    275                                                      286
Financial Authority, 5.00%, 12/1/13                                    275                                                      286
Financial Authority Gas Supply
Revenue, Peoples Gas Light & Coke Co.,
4.30%, 6/1/35                                                        1,000                                                    1,028
                                                                                                                              -----
                                                                                                                              6,491
                                                                                                                              -----
INDIANA  (6.5%)
Fort Wayne International Airport
Building Corp. Revenue (AMT), 5.00%,
7/1/12                                                               1,615                                                    1,702
Fort Wayne International Airport
Building Corp. Revenue (AMT), 5.00%,
7/1/13                                                               1,695                                                    1,794
Health & Educational Facilities
Financing Authority, Clarian Health
Obligation Group, Series B, 5.00%,
2/15/19, (Callable 2/15/16 @ 100)                                    1,000                                                    1,063

Health & Educational Facilities
Financing Authority, Clarian Health
Obligation Group, Series B,
5.00%, 2/15/16                                                         500                                                      538
Municipal Power Supply Agency
System Revenue, Series B, 5.88%,
1/1/10                                                               2,000                                                    2,137
Municipal Power Supply Agency
System Revenue, Series B, 6.00%,
1/1/13                                                               3,000                                                    3,384
State Financial Authority, Series A,
5.00%, 2/1/15                                                          250                                                      273
                                                                                                                                ---
                                                                                                                             10,891
                                                                                                                             ------
IOWA  (0.1%)
Iowa State University, Science &
Technology Revenue, 3.75%, 7/1/10                                      140                                                      141
                                                                                                                                ---


KENTUCKY  (1.9%)
Area Development Financing Lease
Program, 3.00%, 6/1/09                                                 470                                                      454
Area Development Lease Acquisition
Certificate of Participation, 2.70%, 12/1/08                           250                                                      241
Area Development Lease Acquisition
Certificate of Participation, 3.00%, 12/1/09                           255                                                      246
Floyd County Public Properties Corp.,
3.00%, 5/1/07, (Callable 6/22/06 @ 100)                                475                                                      470
Housing Corp., 3.45%, 1/1/10                                           275                                                      274
Kenton County Airport Board, 5.00%,
3/1/10                                                                 730                                                      757
Munfordville Industrial Development
Revenue, 3.10%, 6/1/08                                                 300                                                      296
Munfordville Industrial Development
Revenue, Louisville Bedding Co. Project
 (AMT), 3.50%, 6/1/09                                                  310                                                      306
                                                                                                                                ---
                                                                                                                              3,044
                                                                                                                              -----
LOUISIANA  (2.9%)
East Baton Rouge Sewer, Series A,
5.00%, 2/1/18, (Callable 2/1/16 @100)                                3,000                                                    3,252
Public Facilities Authority Revenue,
5.00%, 7/1/16                                                        1,000                                                    1,060
State Citizens Property Insurance Corp,
Series B, 5.00%, 6/1/18, (Callable 6/1/16
@ 100)                                                                 400                                                      433
                                                                                                                                ---
                                                                                                                              4,745
                                                                                                                              -----
MICHIGAN  (15.2%)
Building Authority Revenue, 5.00%,
10/15/29                                                             1,500                                                    1,585
Building Authority Revenue, Police
Communications, 5.50%, 10/1/12                                         350                                                      385
Comprehensive Transportation, 4.00%,
5/15/15                                                                320                                                      327
Detroit Water Supply Systems, Series
A, 5.00%, 7/1/16                                                       500                                                      550

Higher Education Facilities Authority
Revenue, Kalamazoo College Project,
5.25%, 12/1/07                                                         765                                                      778
Higher Education Facilities Authority
Revenue, Hope College Project, 4.50%,
10/1/07                                                                250                                                      252
Higher Education Facilities Authority
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)                                      590                                                      600
Higher Education Facilities Authority,
Hope College Project, 4.70%, 10/1/09                                   200                                                      204
Higher Education Student Loan
Authority Revenue, Series XII-W
(AMT), 4.75%, 3/1/09                                                 1,800                                                    1,841
Higher Education Student Loan
Authority Revenue, Series XVII-I
(AMT) 3.95%, 3/1/11                                                  1,000                                                      997
Hospital Finance Authority, 4.35%,
3/1/09                                                                 500                                                      503
Hospital Financial Authority Revenue,
Crittenton Hospital, Series A, 3.64%,
3/1/14                                                                 500                                                      500
Hospital Financial Authority Revenue,
Edward W. Sparrow Group, 5.25%,
11/15/08                                                             1,125                                                    1,159
Hospital Financial Authority Revenue,
Edward W. Sparrow Hospital, 5.25%,
11/15/09                                                             1,165                                                    1,214
Hospital Financial Authority Revenue,
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)                                 505                                                      538
Kent Hospital Financial Authority
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11
@ 101)                                                                 125                                                      136
Kent Hospital Financial Authority
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11                                                       2,275                                                    2,403
Montague Public School District, GO,
5.50%, 5/1/12, (Callable 11/1/11 @ 100)                              1,005                                                    1,090
State Hospital Finance Authority
Revenue, Henry Ford Health Systems-A,
5.00%, 11/15/18, (Callable 11/15/16
@ 100)                                                                 500                                                      532
State Hospital Financial Authority
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13                                  1,505                                                    1,579
State Housing Development Authority,
Multi-Family Revenue, 4.15%, 4/20/11                                   320                                                      322
State Housing Development Authority,
Multi-Family Revenue, 4.40%, 4/20/13                                   175                                                      178
State Housing Development Authority,
Series A (AMT), 3.95%, 12/1/12                                         660                                                      664
State Strategic Fund Solidwaste
Disposal Revenue, 4.63%, 12/1/12                                       750                                                      761

Strategic Fund, Limited Obligation
Revenue, International Project, 4.75%,
8/1/11                                                               2,240                                                    2,306
Strategic Fund, Limited Obligation
Revenue, International Project, 5.00%,
8/1/13                                                                 820                                                      862
Trunk Line, Series A, 5.25%, 11/1/13                                   600                                                      658
University of Michigan, Series A-2,
3.64%, 12/1/24                                                         850                                                      850
Wyandotte Electric Revenue (AMT),
5.00%, 10/1/13                                                         600                                                      634
Wyandotte Electric Revenue (AMT),
4.50%, 10/1/14                                                         600                                                      617
                                                                                                                                ---
                                                                                                                             25,025
                                                                                                                             ------
MINNESOTA  (2.7%)
Housing Finance Agency, 4.55%,
7/1/12, (Callable 7/1/11 @ 100)                                      1,140                                                    1,157
St. Paul, Housing & Redevelopment
Authority Revenue, Smith Avenue Transit
Center, 3.50%, 6/1/12, (Callable 6/1/10
@ 100)                                                               2,000                                                    1,977
State Housing Finance Agency,
Residential Housing (AMT), 3.40%, 7/1/12                             1,345                                                    1,304
                                                                                                                              -----
                                                                                                                              4,438
                                                                                                                              -----
MISSOURI  (0.2%)
Brentwood Tax Increment Revenue,
Brentwood Square Project, 4.13%, 5/1/11                                245                                                      247
                                                                                                                                ---

NEBRASKA  (0.7%)
Financial Authority Single Family
Housing, Series C, 3.75%, 9/1/11                                       240                                                      240
Financial Authority Single Family
Housing, Series C, 3.85%, 3/1/12                                       145                                                      145
Investment Financial Authority, Single
Family Housing Revenue, Series D
(AMT), 4.10%, 9/1/10                                                   300                                                      298
Investment Financial Authority, Single
Family Housing Revenue, Series D
(AMT), 4.25%, 9/1/11                                                   430                                                      432
                                                                                                                                ---
                                                                                                                              1,115
                                                                                                                              -----
NEVADA  (1.0%)
Clark County, GO, 4.50%, 6/1/17,
(Callable 6/1/16 @ 100)                                              1,325                                                    1,393
Douglas County, Solid Waste Disposal,
3.00%, 12/1/07                                                         100                                                       99
Douglas County, Solid Waste Disposal,
3.75%, 12/1/09                                                         100                                                      100
                                                                                                                                ---
                                                                                                                              1,592
                                                                                                                              -----
NEW JERSEY  (2.4%)
State Transportation Fund Authority,
Series A, 5.25%, 12/15/19                                            1,000                                                    1,124
Turnpike Authority Revenue, Series A,
6.00%, 1/1/13                                                          575                                                      651
Turnpike Authority Revenue, Series A,
ETM, 6.00%, 1/1/13                                                   1,925                                                    2,178
                                                                                                                              -----
                                                                                                                              3,953
                                                                                                                              -----

NEW MEXICO  (3.5%)
Mortgage Finance Authority, Series A2,
Class I (AMT), 3.90%, 1/1/19, (Callable
1/1/16 @ 100)                                                        1,250                                                    1,249
Mortgage Finance Authority, Series A2,
Class I (AMT), 4.40%, 1/1/27, (Callable
1/1/16 @ 100)                                                        2,000                                                    2,008
Mortgage Financial Authority, Single
Family Mortgage (AMT), 4.05%, 7/1/26                                   930                                                      929
Mortgage Financial Authority, Single
Family Mortgage (AMT), 5.50%, 7/1/36                                   960                                                    1,047
Taos County Gross Receipts Tax
Revenue, County Educational
Improvements, 3.88%, 10/1/11                                           565                                                      538
                                                                                                                                ---
                                                                                                                              5,771
                                                                                                                              -----
NEW YORK  (3.4%)
New York City Transitional Finance
Authority, 5.00%, 11/1/20                                            4,200                                                    4,520
Utica Industrial Development Agency
Civic Facility, 4.50%, 10/1/34                                       1,000                                                    1,020
                                                                                                                              -----
                                                                                                                              5,540
                                                                                                                              -----
OHIO  (3.1%)
Cuyahoga County, 5.25%, 12/1/18                                        915                                                    1,007
Economic Development Revenue
(AMT), 4.08%, 6/1/13                                                   500                                                      497
Housing Financial Agency Mortgage
Revenue (AMT), 3.55%, 3/1/10                                         1,000                                                      993
Housing Financial Agency Mortgage
Revenue (AMT), 3.70%, 3/1/11                                         1,000                                                      998
Housing Financial Agency Mortgage
Revenue (AMT), 4.00%, 3/1/14                                           500                                                      503
State Infrastructure, Series A, GO,
4.00%, 3/1/14                                                        1,000                                                    1,023
                                                                                                                              -----
                                                                                                                              5,021
                                                                                                                              -----
OKLAHOMA  (0.4%)
Housing Finance Agency, Single Family
Revenue, 4.25%, 9/1/25, (Callable 9/1/15
@ 100)                                                                 600                                                      601
                                                                                                                                ---

OREGON  (4.5%)
Clackamas County School District, GO,
5.00%, 6/15/16                                                       5,020                                                    5,431
State Department Transportation
Highway Usertax, Series A, 5.25%,
11/15/16, (Callable 11/15/14 @ 100)                                  1,775                                                    1,959
                                                                                                                              -----
                                                                                                                              7,390
                                                                                                                              -----
PENNSYLVANIA  (1.9%)
Higher Educational Facilities Authority,
Widener University, 3.60%, 7/15/11                                     250                                                      243
Higher Educational Facilities Authority,
Widener University, 3.75%, 7/15/12                                     405                                                      392
Housing Finance Agency, 4.50%, 10/1/09                               1,195                                                    1,214
Lehigh Northampton Airport (AMT),
5.00%, 1/1/19, (Callable 1/1/15 @ 100)                               1,175                                                    1,239
                                                                                                                              -----
                                                                                                                              3,088
                                                                                                                              -----

PUERTO RICO  (2.9%)
Commonwealth Government
Development, 5.25%, 1/1/15, (Callable
7/1/16 @100)                                                         1,500                                                    1,607
Commonwealth Public, Series A, GO,
5.25%, 7/1/22                                                        1,000                                                    1,088
Commonwealth, Refunding Series A,
5.00%, 7/1/30                                                        2,000                                                    2,108
                                                                                                                              -----
                                                                                                                              4,803
                                                                                                                              -----
RHODE ISLAND  (1.7%)
Depositors Economic Protection Corp.,
Series A, ETM, 5.88%, 8/1/11                                         2,535                                                    2,776
                                                                                                                              -----

SOUTH CAROLINA  (1.3%)
Anderson County School District No.
002, Series B, GO, 6.00%, 3/1/13,
(Callable 3/1/10 @ 101)                                                890                                                      965
Spartanburg County School District
Number 007, GO, 4.25%, 3/1/14                                        1,070                                                    1,113
                                                                                                                              -----
                                                                                                                              2,078
                                                                                                                              -----
TENNESSEE  (3.6%)
Energy Acquisition Corp., Gas Revenue,
 Series A, 5.00%, 9/1/15                                             2,000                                                    2,161
Housing Development Agency, Series A,
 4.00%, 7/1/10                                                       1,100                                                    1,102
Metropolitan Nashville Airport
Authority Revenue, (AMT), 5.38%,
7/1/14, (Callable 7/1/08 @ 102)                                      2,570                                                    2,683
                                                                                                                              -----
                                                                                                                              5,946
                                                                                                                              -----
TEXAS  (1.6%)
Dallas Fort Worth International Airport
Revenue, 5.00%, 11/1/15, (Callable
11/1/09 @ 100)                                                       2,000                                                    2,061
Municipal Power Agency Revenue,
4.00%, 9/1/12                                                          500                                                      501
                                                                                                                                ---
                                                                                                                              2,562
                                                                                                                              -----
VIRGINIA  (1.3%)
Richmond, GO, 5.38%, 7/15/13,
(Prerefunded 7/15/11 @ 101)                                          2,000                                                    2,175
                                                                                                                              -----

WASHINGTON  (5.4%)
Energy Northwest Electric Revenue,
5.50%, 7/1/15                                                        3,190                                                    3,588
Grant County Public Utility District No.
002, Electric Revenue, 5.00%, 1/1/11                                 2,485                                                    2,617
King County School District No. 415,
Kent, Series A, GO, 5.55%, 12/1/11                                   2,000                                                    2,174
Yakima County, GO, 5.25%, 12/1/16,
(Callable 12/1/12 @ 100)                                               425                                                      458
                                                                                                                                ---
                                                                                                                              8,837
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       163,022
                                                                                                                            -------

MONEY MARKETS  (0.8%)
AIM Tax Free Money Market Fund                                         106                                                       -#
Dreyfus Tax Exempt Money
Market Fund                                                            117                                                       -#
Goldman Sachs Financial Tax Free
Money Market Fund                                                1,331,704                                                    1,332
Merrill Lynch Institutional Tax Exempt Fund                            100                                                       -#
                                                                                                                                 --
TOTAL MONEY MARKETS                                                                                                           1,332
                                                                                                                              -----
TOTAL (COST $159,641) (+)   -   100.3%                                                                                     $164,354
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
MUNICIPAL BONDS  (101.2%)
COLORADO  (1.7%)
Denver City & County Airport Revenue,
Series A, 5.00%, 11/15/19, (Callable
11/15/16 @ 100)                                                     $1,765                                                 $  1,910
                                                                                                                           --------
FLORIDA  (1.9%)
Marion County School Board, Series B,
5.00%, 6/1/21, (Callable 6/1/15 @ 100)                               2,000                                                    2,133
                                                                                                                              -----
OHIO  (91.8%)
Akron Bath Copley Joint Township
Hospital District, Summa Health System
Revenue, Series A, 5.25%, 11/15/16,
(Callable 11/15/14 @ 100)                                            1,000                                                    1,074
American Municipal Power - Ohio, Inc.,
5.25%, 1/1/11                                                        1,825                                                    1,943
Beavercreek Local School District,
6.60%, 12/1/151,500                                                  1,766
Berea, GO, 5.13%, 12/1/13                                            1,080                                                    1,119
Building Authority, 5.25%, 10/1/10,
(Callable 4/1/09 @ 101)                                              2,410                                                    2,526
Butler County Hospital Facilities
Revenue, 4.75%, 11/15/18, (Callable
11/15/08 @ 101)                                                      1,180                                                    1,187
Cincinnati City School District,
Classroom Facilities Construction &
Improvement, GO, 5.00%, 12/1/17                                      1,000                                                    1,108
Cincinnati City School District,
Classroom Facilities Construction &
Improvements, 5.25%, 12/1/14, (Callable
12/1/13 @ 100)                                                       3,000                                                    3,307
Cleveland Public Power System
Revenue, 5.25%, 11/15/16, (Callable
11/15/06 @ 102)                                                      3,900                                                    3,981
Cleveland, GO, 5.25%, 12/1/17                                        1,125                                                    1,242
Cleveland, Non Tax Revenue, Cleveland
Stadium Project, 5.00%, 12/1/15                                      1,225                                                    1,330
Cuyahoga County, 5.25%, 12/1/18                                      2,000                                                    2,202
Cuyahoga County Jail Facilities, GO,
5.25%, 10/1/13                                                       3,000                                                    3,292
Dayton-Montgomery County Port
Authority, (AMT), 4.75%, 11/15/15                                      695                                                      709
Dayton-Montgomery County Port
Authority, Development-Parking Garage
Project, Series A, 5.00%, 11/15/17                                   1,000                                                    1,026

Economic Development Revenue,
4.40%, 12/1/12                                                         815                                                      819
Erie County Hospital  Facilities
Revenue, 5.00%, 8/15/08                                                400                                                      405
Erie County Hospital Facilities Revenue,
5.50%, 8/15/12                                                         250                                                      266
Franklin County Development Revenue,
5.50%, 10/1/12, (Callable 10/1/09 @ 101)                             2,270                                                    2,391
Franklin County, Online Computer
Library Center, 5.00%, 4/15/10                                       2,270                                                    2,339
Franklin County, Trinity Health, 5.00%,
6/1/13                                                                 475                                                      507
Hamilton County Hospital Facilities
Revenue, Cincinnati Children's Hospital,
Series J, 4.50%, 5/15/14                                             1,510                                                    1,583
Higher Education, Case Western
Reserve, 6.25%, 7/1/14                                               6,500                                                    7,550
Higher Education, Dennison University
Project, 5.50%, 11/1/12, (Callable
11/1/11@ 101)                                                        1,000                                                    1,091
Higher Education, John Carroll
University, 5.25%, 11/15/14, (Callable
11/15/13 @ 100)                                                      1,435                                                    1,549
Higher Education, John Carroll
University, 5.25%, 11/15/15, (Callable
11/15/13 @ 100)                                                      1,490                                                    1,604
Higher Educational Facilities Revenue,
Ohio Northern University Project, 3.50%,
5/1/10                                                                 475                                                      467
Higher Educational Facilities Revenue,
Ohio Northern University Project, 3.88%,
5/1/13                                                                 645                                                      642
Housing Authority, 4.63%, 9/1/31,
(Callable 1/1/11 @ 100)                                               ,170                                                    1,172
Housing Finance Agency (AMT),
3.95%, 9/1/08                                                          285                                                      286
Housing Finance Agency (AMT),
4.35%, 9/1/10                                                          190                                                      191
Housing Finance Agency (AMT),
3.65%, 9/1/11                                                          680                                                      663
Housing Finance Agency (AMT),
4.55%, 9/1/11                                                          190                                                      192
Housing Finance Agency (AMT),
3.30%, 9/1/30                                                          925                                                      917
Housing Finance Agency, Mortgage
Revenue (AMT), 3.90%, 3/1/13                                         1,000                                                    1,005
Knox County Hospital Facilities
Revenue, 4.70%, 6/1/08                                               1,150                                                    1,163
Knox County Hospital Facilities
Revenue, 5.00%, 6/1/12                                               6,250                                                    6,565
Lucas County, 6.65%, 12/1/12                                           130                                                      130
Mental Health Capital Facilities, Series
II-A, 5.00%, 6/1/13                                                  2,135                                                    2,284
Miami County Hospital Facility, 5.25%,
 5/15/15                                                               500                                                      537

Montgomery County Catholic Health
Initiatives, Series A, 6.00%, 12/1/26                                2,750                                                    2,974
Municipal Electric Generation Agency,
Refunding, Joint Venture, 5-CTFS Ben
Int., 5.00%, 2/15/14                                                 1,885                                                    2,041
North Olmstead, 6.20%, 12/1/11                                       3,000                                                    3,245
Ohio State Higher Education Facilities
Revenue, 5.00%, 5/1/16                                               2,010                                                    2,192
Ohio State Higher Education Facilities
Revenue, 5.00%, 5/1/19                                               3,115                                                    3,354
Ohio State Higher Education, Series A,
4.25%, 5/1/16                                                        2,310                                                    2,403
Ohio State Univeristy General Receipts,
Series B, 5.25%, 6/1/18                                              5,880                                                    6,379
Richland County Hospital Facilities
Revenue, Medcentral Health Systems,
5.00%, 11/15/15                                                        770                                                      825
State Air Quality Development
Authority, Pollution Control, Ohio
Edison, Series C, 3.65%, 6/1/23 (d)                                  2,000                                                    2,000
State Higher Educational Facility,
Mount Union College Project, 4.75%,
10/1/15                                                                385                                                      411
State Higher Educational Facility,
Mount Union College Project, 4.75%,
10/1/16                                                                300                                                      321
State Higher Educational Facility,
Mount Union College Project, 5.25%,
10/1/21, (Callable 10/1/16 @ 100)                                      980                                                    1,064
State Infrastructure, Series A, GO,
4.00%, 3/1/14                                                        1,000                                                    1,023
State Mental Health Facilities, 4.13%,
6/1/15                                                               1,600                                                    1,644
State Schools, 5.00%, 6/15/13                                        1,000                                                    1,081
State Solid Waste Revenue, Ohio Water
Development Authority, (AMT), 4.85%,
11/1/22                                                              3,000                                                    3,011
State Solid Waste Revenue, Republic
Services Project, (AMT), 4.25%, 4/1/33                               3,470                                                    3,446
Toledo-Lucas County, Port Authority
Special Assessment Revenue, Crocker
Park Public Improvement Project, 5.00%,
12/1/09                                                              1,110                                                    1,129
Toledo-Lucas County, Port Authority
Special Assessment Revenue, Crocker
Park Public Improvements Project,
5.00%, 12/1/08                                                       1,155                                                    1,172
University of Cincinnati, 5.00%, 6/1/10                                300                                                      315
                                                                                                                                ---
                                                                                                                            104,160
                                                                                                                            -------
PUERTO RICO  (2.8%)
Commonwealth, Refunding Series A,
5.00%, 7/1/30                                                        3,000                                                    3,161
                                                                                                                              -----

WASHINGTON  (3.0%)
Energy Northwest Electric Revenue,
5.50%, 7/1/15                                                        3,000                                                    3,373
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       114,737
                                                                                                                            -------

MONEY MARKETS  (0.0%)
Goldman Sachs Financial Tax Free
Money Market Fund                                                    3,106                                                        3
                                                                                                                                  -
TOTAL MONEY MARKETS                                                                                                               3
                                                                                                                                  -
TOTAL (COST $111,861) (+)   -   101.2%                                                                                     $114,740
                                                                                                                           ========

-------------
Percentages indicated are based on net assets of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                      VALUE
MUNICIPAL BONDS  (98.4%)
MICHIGAN  (95.6%)
Ann Arbor Water Supply Systems,
5.00%, 2/1/10                                                   $      880                                                 $    920
Avondale School District, UTGO,
5.00%, 5/1/10                                                          800                                                      836
Birmingham City School District,
5.00%, 11/1/10                                                       1,905                                                    2,006
Building Authority Revenue, 5.00%,
10/15/29                                                             1,000                                                    1,057
Certificate of Participation, Series A,
5.00%, 9/1/31                                                        2,000                                                    2,103
Clarkston Community Schools, 5.25%,
5/1/29                                                               1,000                                                    1,095
Clarkston Schools, 4.00%, 5/1/12                                       200                                                      203
Coldwater Electric Utility Revenue,
4.50%, 8/1/11                                                          515                                                      530
Coldwater Electric Utility Revenue,
4.50%, 8/1/13                                                          570                                                      591
Comprehensive Transportation, 5.50%,
5/15/11                                                                950                                                    1,026
Detroit Convention Facilities, 5.00%,
9/30/08                                                              2,000                                                    2,054
Detroit Water Supply Systems, Series A,
5.00%, 7/1/15                                                        1,000                                                    1,095
Grand Rapids & Kent County Joint
Building Authority, GO, 5.50%,
10/1/09                                                                605                                                      637
Higher Education Facilities Authority
Revenue, Hope College Project, 4.60%,
10/1/08                                                                320                                                      326
Higher Education Facilities Authority
Revenue, Kalamazoo College Project,
5.25%, 12/1/06                                                         725                                                      726
Higher Education Facility Authority -
Thomas M. Cooley Law School, 4.75%,
5/1/07                                                               1,265                                                    1,269
Higher Education Student Loan
Authority Revenue (AMT), 5.00%,
3/1/07                                                               2,525                                                    2,537
Higher Education Student Loan
Authority Revenue, Series XII-W
(AMT), 4.60%, 9/1/08                                                 1,000                                                    1,017
Higher Education Student Loan
Authority Revenue, Series XII-W
(AMT), 4.75%, 3/1/09                                                   200                                                      204

Higher Education Student Loan
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10                                                       1,000                                                      995
Hospital Financial Authority Revenue,
Hospital Crittenton, Series A, 3.85%,
3/1/07                                                                 200                                                      200
Hospital Financial Authority Revenue,
Hospital Crittenton, Series A, 4.15%,
3/1/08                                                                 300                                                      301
Hospital Financial Authority Revenue,
McLaren Health Care, Series C, 4.00%,
8/1/08                                                                 405                                                      407
Hospital Financial Authority Revenue,
Sparrow Obligation Group, 5.00%,
11/15/06                                                               735                                                      735
Housing Development Authority
(AMT), Series B, 3.55%, 12/1/06                                        175                                                      175
Housing Development Authority
(AMT), Series B, 3.85%, 12/1/07                                        215                                                      214
Housing Development Authority
(AMT), Series B, 4.13%, 12/1/08                                        305                                                      305
Housing Development Authority
(AMT), Series B, 4.35%, 12/1/09                                        355                                                      358
Housing Development Authority
(AMT), Series B, 4.55%, 12/1/10                                        455                                                      464
Housing Development Authority
(AMT), Series B, 4.65%, 12/1/11                                        485                                                      497
Housing Development Authority,
Parkway Meadows Project, 3.50%,
10/15/08                                                               930                                                      930
Housing Development Authority,
Parkway Meadows Project, 3.50%,
10/15/09                                                               710                                                      707
Kalamazoo Hospital Finance Authority
Revenue, Bronson Methodist Hospital,
5.00%, 10/15/08                                                        500                                                      513
Kent Hospital Financial Authority
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11                                                         600                                                      634
Kent Hospital Financial Authority,
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09                                                       1,075                                                    1,108
Kent, Hospital Finance Authority
Revenue, Spectrum Health, 5.25%,
1/15/08                                                                430                                                      438
Macomb County Hospital Finance
Authority Mount Clemens, Series A,
3.66%, 10/1/20 (d)                                                     500                                                      500
Mount Clemens Community School
District, 5.50%, 5/1/12                                              1,075                                                    1,171
Municipal Building Authority Revenue,
Government Loan Program, Series C,
5.00%, 5/1/10                                                        1,000                                                    1,045
Muskegon County, Wastewater
Management System, No. 1 (AMT),
5.00%, 7/1/08                                                        1,000                                                    1,022

Novi Community School District,
Building & Site Improvements, 5.00%,
10/1/08                                                              2,320                                                    2,382
South Macomb Disposal Authority
Revenue, 5.00%, 9/1/08                                               1,115                                                    1,143
State Hospital Finance Authority
Revenue, 5.00%, 11/15/14                                               250                                                      269
State Hospital Finance Authority
Revenue, Holland Community Hospital,
4.15%, 1/1/12                                                          450                                                      455
State Hospital Financial Authority
Revenue, General Hospital Obligations
Group, 5.00%, 5/15/10                                                  905                                                      935
State Housing Development Authority,
Multi-Family Revenue, 3.55%, 4/20/08                                   395                                                      395
State Strategic Fund Solidwaste
Disposal Revenue, 4.63%, 12/1/12                                       250                                                      254
Strategic Fund, Hope Network Project,
Series B, 4.75%, 9/1/07                                                615                                                      619
Strategic Fund, Limited Obligation
Revenue, Henry Ford Museum Village
Project, 3.62%, 12/1/33 (d)                                            380                                                      380
University of Michigan Hospital
Revenue, 5.00%, 12/1/08                                              2,000                                                    2,053
University of Michigan Hospital
Revenue, 5.00%, 12/1/09                                                510                                                      530
University of Michigan, Medical Service
Plan, Series A-1, 3.64%, 12/1/21 (d)                                 1,300                                                    1,300
Warren School District, GO, 5.00%,
5/1/16                                                                 750                                                      824
Wayne Charter County, Airport
Revenue, Detroit Metro County, Series D
 (AMT), 5.25%, 12/1/06                                               2,000                                                    2,003
Wayne County Airport Authority,
5.00%, 12/1/09                                                       1,000                                                    1,033
Wayne County Community College,
5.25%, 7/1/09                                                        1,000                                                    1,043
Wayne-Westland Community Schools,
5.00%, 5/1/10                                                        1,000                                                    1,049
Wyandotte City School District, 4.00%,
 5/1/13                                                                810                                                      827
Wyandotte,  Electric Revenue (AMT),
4.50%, 10/1/11                                                         600                                                      615
Wyandotte, Electric Revenue (AMT),
5.00%, 10/1/12                                                         600                                                      632
Zeeland, Water System Revenue
(AMT), 4.00%, 10/1/07                                                  255                                                      255
Zeeland, Water System Revenue
(AMT), 4.00%, 10/1/08                                                  270                                                      270
Zeeland, Water System Revenue
(AMT), 4.00%, 10/1/09                                                  280                                                      278
                                                                                                                                ---
                                                                                                                             52,495
                                                                                                                             ------

PUERTO RICO  (2.8%)
Commonwealth Government


Development (AMT), 5.25%, 1/1/15                                       500                                                      536
Public Buildings Authority Revenue,
Refunding, Government Facilities, Series K,
4.50%, 7/1/22                                                        1,000                                                    1,004
                                                                                                                              -----
                                                                                                                              1,540
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                        54,035
                                                                                                                             ------

MONEY MARKETS  (0.5%)
AIM Tax Free Money Market Fund                                         175                                                       -#
                                                                                                                                 --

Dreyfus Tax Exempt Money Market Fund                                   124                                                       -#
                                                                                                                                 --

Goldman Sachs Financial Tax Free
Money Market Fund                                                  259,161                                                      259
Merrill Lynch Institutional Tax Exempt Fund                            100                                                       -#
                                                                                                                                 --
TOTAL MONEY MARKETS                                                                                                             259
                                                                                                                                ---
TOTAL (COST $54,322) (+)   -   98.9%                                                                                       $ 54,294
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*    Non-income producing security.
**   Rate represents the effective yield at purchase.
#    Market value is less than five hundred dollars.
+    Represents cost for financial reporting purposes.
(a) Part of this security has been designated as initial margin on open futures contracts.
(b)  Affiliate.
(c) Dollar value included in the security description indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at October 31, 2006. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Funds advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f) All or part of this security has been designated as collateral for TBA security.
(g)  All or part of this security was on loan at October 31, 2006.
(h)  Investment is in Institutional Shares of underlying fund.
(i)  Common Stock.
(j) The Funds securities were fair valued at October 31, 2006 using procedures approved by the Board of Trustees.
(k)  Rate reflected is an investment rate of return.
(l) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Funds advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipt
GO - General Obligation
TBA - To Be Announced
TRAINS - Targeted Return Index Security
UTGO - Unlimited Tax General Obligation
W/I - When Issued

                                                        Cost of Investments                                           Net Unrealized
                                                         for Federal Tax      Gross Unrealized    Gross Unrealized    Appreciation/
        Fifth Third Funds                                     Purposes           Appreciation       Depreciation      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                       $ 177,412             $ 41,613             $ (3,181)          $ 38,432
Mid Cap Growth Fund                                           419,488               79,036               (7,900)            71,136
Quality Growth Fund                                           822,564              112,438              (16,637)            95,801
Large Cap Core Fund                                           222,766               34,547               (1,367)            33,180
Equity Index Fund                                             225,621              249,949              (12,830)           237,119
Balanced Fund                                                  85,197                4,392                 (977)             3,415
Micro Cap Value Fund                                          105,596               26,512               (3,426)            23,086
Small Cap Value Fund                                          142,510               16,434               (2,267)            14,167
Multi Cap Value Fund                                          302,009               94,018               (2,795)            91,223
Disciplined Large Cap Value Fund                              655,692              120,321               (7,659)           112,662
LifeModel Aggressive Fund                                     148,076               36,484                  (53)            36,431
LifeModel Moderately Aggressive Fund                          283,251               61,056               (1,307)            59,749
LifeModel Moderate Fund                                       483,057               60,446               (6,035)            54,411
LifeModel Moderately Conservative Fund                         94,216               12,678               (1,394)            11,284
LifeModel Conservative Fund                                    52,511                3,167               (1,116)             2,051
Strategic Income Fund                                         159,873               10,751               (3,254)             7,497
Dividend Growth Fund                                           27,232                2,795                 (257)             2,538
Technology Fund                                                67,826                4,295               (1,241)             3,054
International Equity Fund                                     430,345              121,613              (32,951)            88,662
High Yield Bond Fund                                           68,862                  723                 (981)              (258)
Bond Fund                                                     371,631                1,591               (2,827)            (1,236)
Intermediate Bond Fund                                        500,627                2,964               (3,040)               (76)
Short Term Bond Fund                                          286,069                    -               (3,680)            (3,680)
U.S. Government Bond Fund                                      56,261                  552                 (849)              (297)
Municipal Bond Fund                                            41,450                1,683                    -              1,683
Intermediate Municipal Bond Fund                              159,630                4,969                 (245)             4,724
Ohio Municipal Bond Fund                                      111,687                3,241                 (188)             3,053
Michigan Municipal Bond Fund                                   54,306                  291                 (303)               (12)


THE TABLE BELOW REFLECTS THE FUND'S ACTIVITES IN WRITTEN OPTIONS, ALL OF WHICH WERE FOR PURPOSES OF EARNING ADDITONAL INCOME DURING THE PERIOD. NO OTHER FUNDS ENGAGED IN WRITTEN OPTION CONTRACTS DURING THE YEAR ENDED OCTOBER 31, 2006.

                        Balance at           Options        Options           Balance at
                      July 31, 2006          written        expired        October 31, 2006
--------------------------------------------------------------------------------------------
NUMBER OF CONTRACTS
Dividend Growth                  --             (98)            98                       --

Premiums
Dividend Growth                  --            $ (5)           $ 5                       --

Open futures contracts as of October 31, 2006
(Amounts in thousands except contract amount)

                                                                                        Unrealized
                         Number of                                       Notional      Appreciation/     Market
                         Contracts   Contract Type                        Amount      (Depreciation)      Value
                         ----------------------------------------------------------------------------------------
Large Cap Core Fund             17   Standard & Poor's 500, 12/14/06        $5,660           $219         $5,879
                         =========                                    ============      ==========     ==========

Equity Index Fund               38   Standard & Poor's 500, 12/14/06        12,614            526         13,140
                         =========                                    ============      ==========     ==========

International Equity Fund       21   CAC 40, 11/17/06                        1,407             29          1,436
                                 5   DAX, 12/15/06                             948             56          1,004
                               (90)  DJ, 12/15/06                           (4,384)          (224)        (4,608)
                                13   NIKKEI 225, 12/07/06                    1,796             21          1,817
                                70   TOPIX, 12/07/06                         9,882           (223)         9,659
                                43   HANG SENG, 11/29/06                     5,093            (22)         5,071
                         ---------                                    ------------      ----------     ----------
                                62                                         $14,742           (363)       $14,379
                         =========                                    ============      ==========     ==========

As of October 31, 2006, the following Funds had securities on loan with the following market values and collateral amounts:

                                                                                                       Average
                                                                                  Market Value          Loan
                                                              Open Collateral       of Loaned        Outstanding
                                            Cash Collateral     Commitments        Securities      during the year
                                            ----------------------------------------------------------------------
Small Cap Growth Fund                           $ 50,248         $ (532)             $ 48,755          $ 49,934
Mid Cap Growth Fund                              107,368            (86)              104,179           109,791
Quality Growth Fund                              162,080            513               157,267           135,416
Large Cap Core Fund                               25,931             80                25,161            22,502
Equity Index Fund                                 38,202             47                37,067            36,116
Balanced Fund                                      4,753              1                 4,611             4,665
Micro Cap Value Fund                              13,006            (20)               12,619            15,943
Small Cap Value Fund                              23,720           (133)               23,015            25,001
Multi Cap Value Fund                              40,624             80                39,418            49,364
Disciplined Large Cap Value Fund                 114,273             75               110,880           113,401
Strategic Income Fund                              8,661             25                 8,404             6,789
Dividend Growth Fund                               1,590              -#                1,543             1,177
Technology Fund                                    9,613             (9)                9,328            10,775
International Equity Fund                         34,743            (89)               33,711            33,305
High Yield Bond Fund                               8,418              8                 8,168             6,972
Bond Fund                                          7,941             25                 7,706             5,553
Intermediate Bond Fund                            22,317             25                21,655            23,495
Short Term Bond Fund                              34,944             48                33,906            32,993

# - Amount rounds to less than one thousand.

The cash collateral received by the Fifth Third Funds at October 31, 2006, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                           VALUE        RATE           MATURITY DATE
Certificate of Deposit   Bayersiche Landesbank NY              $ 25,000       5.37%           11/26/07
Floating Rate Security   American Express                        35,000       5.29%            7/20/07
Floating Rate Security   American General                        31,459       5.53%            8/16/07
Floating Rate Security   Bank of New York Co., Inc.              40,000       5.31%           11/12/07
Floating Rate Security   BMW                                     30,000       5.30%            11/5/07
Floating Rate Security   BNP Paribas                             15,000       5.36%            5/18/07
Floating Rate Security   BNP Paribas                             11,000       5.36%            5/18/07
Floating Rate Security   Canadian Imperial Bank NY               20,000       5.30%           11/22/07
Floating Rate Security   Florida Heart Group                      8,650       5.32%            4/1/14
Floating Rate Security   General Electric Capital Corp.           7,703       5.45%            7/9/07
Floating Rate Security   Goldman Sachs Group, Inc.               27,000       5.36%            1/12/07
Floating Rate Security   Guiding Light Church                    10,700       5.32%            3/1/25
Floating Rate Security   HSBC Finance Corp.                      35,000       5.35%           11/26/07
Floating Rate Security   IBM Corp.                               35,000       5.31%            11/8/07
Floating Rate Security   Lehman                                  10,004       5.37%            5/31/07
Floating Rate Security   Lehman                                  15,000       5.37%            6/26/07
Floating Rate Security   Merrill Lynch                           30,000       5.36%            5/29/07
Floating Rate Security   Metlife Global                          30,011       5.46%            3/16/07
Floating Rate Security   Morgan Stanley                          10,000       5.34%            11/5/07
Floating Rate Security   Morgan Stanley                           5,000       5.34%            11/5/07
Floating Rate Security   Morgan Stanley                          25,000       5.38%            11/5/07
Floating Rate Security   National Australia Bank                 25,000       5.29%            11/7/07
Floating Rate Security   National City Bank                      30,001       5.35%            4/4/07
Repurchase Agreement     Barclays Capital Markets                96,904       5.29%            11/1/06
Repurchase Agreement     Deutsche Bank Securities, Inc.         100,000       5.29%            11/1/06

International Equity Foreign Currency Contracts as of October 31, 2006:


                   CONTRACT
                    AMOUNT                                          UNREALIZED
                    (LOCAL        CONTRACT VALUE  CONTRACT VALUE   APPRECIATION/
DELIVERY DATE      CURRENCY)         U.S. DOLLAR   U.S. DOLLAR    (DEPRECIATION)
--------------------------------------------------------------------------------

BRISTISH POUND STERLING
-----------------------
Short Contracts
   11/16/06            2,604            4,923          4,967            (44)
Long Contracts
   11/16/06            1,955            3,696          3,730             34
   11/16/06            3,855            7,297          7,354             57
   12/14/06            6,509           12,422         12,419             (3)

EURO
----
Short Contracts
   12/14/06            1,570            2,003          2,008             (5)
   12/14/06            9,713           12,422         12,424             (2)
Long Contacts
   11/16/06           18,816           24,091         24,033            (58)
   12/14/06              833            1,063          1,066              3
   12/14/06            1,961            2,501          2,508              7
   12/14/06            1,186            1,513          1,517              4

HONG KONG DOLLAR
----------------
Short Contracts
   11/16/06           37,381            4,821          4,810             11
   11/16/06            6,838              880            880              -
Long Contracts
   11/16/06            4,280              550            551              1

JAPANESE YEN
------------
Short Contracts
   11/16/06           62,442              542            535              7
   11/16/06        2,031,365           17,633         17,412            221
   11/16/06        1,282,753           11,139         10,995            144
   12/14/06          602,397            5,169          5,184            (15)
   12/14/06        1,547,623           13,280         13,319            (39)
   12/14/06        1,066,989            9,151          9,183            (32)
   11/16/06          291,361            2,483          2,497            (14)
Long Contracts
   11/16/06        1,339,506           11,624         11,482           (142)
   12/14/06        1,352,172           11,593         11,637             44
   12/14/06           80,099              687            689              2
   12/14/06        1,188,572           10,204         10,229             25
   12/14/06          611,136            5,246          5,260             14

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                                                  Large
                                     Small Cap  Mid Cap  Quality   Cap    Equity
                                      Growth    Growth   Growth   Core     Index
                                       Fund      Fund     Fund    Fund     Fund
                                     -------------------------------------------
Advertising                              1.2       -          -       -     0.2
Aerospace/Defense                         -        -          -      2.4    2.0
Agriculture                               -        -          -      1.6    1.7
Airlines                                  -        -          -       -     0.1
Apparel                                  1.6      6.6        3.1     0.8    0.4
Auto Manufacturers                        -        -          -       -     0.4
Auto Parts & Equipment                    -        -          -      0.6    0.1
Banks                                    1.4      1.9        2.4     6.7    6.8
Beverages                                 -        -         1.6     3.8    2.0
Biotechnology                            1.3       -         3.5     0.6    1.0
Building Materials                       1.4       -          -       -     0.2
Cash Equivalents                        31.0     28.1       21.5     11.3   9.0
Chemicals                                 -        -         1.0     2.8    1.3
Closed-end Funds                          -        -          -       -      -
Coal                                      -        -         0.8      -      -
Commercial Services                      3.4      7.9        6.0     0.9    0.7
Computers                                5.3      6.1        5.9     4.1    3.9
Cosmetics/Personal Care                   -        -         3.2     1.5    2.3
Distribution/Wholesale                   3.9      2.1         -       -     0.1
Diversified Financial Services           0.9      5.1        5.4     10.2   8.5
Electric                                  -        -          -      3.5    3.2
Electrical Components & Equipment        5.2       -          -      0.8    0.3
Electronics                              1.2      1.8         -      0.5    0.6
Engineering & Construction               1.9       -          -       -     0.1
Entertainment                            1.1      1.3         -       -     0.1
Environmental Control                     -       1.4        1.0     0.4    0.2
Food                                     1.3       -         1.0     1.6    1.6
Food Service                              -        -          -       -      -
Forest Products & Paper                   -        -          -      0.4    0.4
Gas                                       -        -          -       -     0.2
Hand/Machine Tools                        -        -          -       -     0.1
Healthcare-Products                      7.1      7.0        3.5     1.6    3.0
Healthcare-Services                      1.9      3.4        2.2     2.4    1.6
Holding Companies-Diversified             -        -          -       -      -
Home Builders                             -        -          -       -     0.2
Home Furnishings                          -        -          -       -     0.1
Household Products/Wares                 1.5       -          -       -     0.2
Housewares                                -        -          -       -     0.1
Insurance                                2.6      0.7        2.1     3.3    4.7
Internet                                 3.8      1.3        1.3     0.8    1.7
Investment Companies                     4.5      1.5        0.1     2.4    3.0
Iron/Steel                               1.7      2.3         -      0.7    0.3
Leisure Time                              -        -          -       -     0.4
Lodging                                   -       3.1        3.1      -     0.5
Machinery-Construction & Mining          1.6      2.3         -       -     0.3
Machinery-Diversified                    1.3      1.3        2.6     0.1    0.4
Media                                     -        -         2.1     4.3    3.2
Metal Fabricate/Hardware                  -       2.0         -       -      -
Mining                                    -        -          -      0.2    0.6
Miscellaneous Manufacturing               -       2.8        5.7     5.5    4.9
Office Furnishings                        -        -          -       -      -
Office/Business Equipment                 -        -          -       -     0.2
Oil & Gas                                2.5      5.2         -      9.2    7.7
Oil & Gas Services                       4.1      1.9        3.2     0.9    1.3
Packaging & Containers                    -        -          -       -     0.1
Pharmaceuticals                          4.8      5.1        7.8     4.9    5.8
Pipelines                                 -        -          -       -     0.3
Real Estate                              2.2      1.5         -       -      -^
REITS                                     -        -          -       -     1.0
Retail                                  11.0      6.3       10.5     5.9    5.6
Savings & Loans                           -        -          -       -     0.4
Semiconductors                           3.2      4.8        3.4     2.3    2.6
Shipbuilding                              -        -          -       -      -
Software                                 6.1      5.5        5.7     5.4    3.6
Storage/Warehousing                      1.7       -          -       -      -
Telecommunications                       5.9      7.1       10.0     5.4    6.1
Textiles                                  -        -         0.5      -      -^
Toys/Games/Hobbies                        -        -          -       -     0.1
Transportation                           3.4      1.2        1.5     1.5    1.6
Trucking & Leasing                        -        -          -       -      -^
Water                                     -        -          -       -      -

^    AMOUNT IS LESS THAN .05%

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                                                     Disciplined
                                Micro Cap   Small Cap     Multi Cap   Large Cap
                                 Value        Value         Value        Value
                                  Fund         Fund         Fund         Fund
                                ------------------------------------------------
Advertising                        0.9           -            -           -
Aerospace/Defense                   -            -           1.3         2.0
Agriculture                         -            -           0.4         3.0
Airlines                            -            -            -           -
Apparel                            4.8          1.8          0.9          -
Auto Manufacturers                  -            -           0.7          -
Auto Parts & Equipment              -            -           1.2          -
Banks                              8.7          9.3          9.2        11.5
Beverages                           -           2.3          0.8         1.2
Biotechnology                       -            -            -           -
Building Materials                 2.1           -            -           -
Cash Equivalents                   11.5         17.8         11.5       17.5
Chemicals                          1.5          4.9          3.8         2.7
Closed-end Funds                    -            -            -           -
Coal                                -            -            -           -
Commercial Services                4.1          6.9          0.7         1.3
Computers                          4.9          2.6          1.8         2.9
Cosmetics/Personal Care             -            -            -           -
Distribution/Wholesale              -            -            -           -
Diversified Financial Services      -            -           6.1         6.4
Electric                            -           4.0          5.6         2.5
Electrical Components & Equipment  1.2          2.5           -           -
Electronics                        3.7          1.3          1.2         1.4
Engineering & Construction         0.8           -            -           -
Entertainment                       -            -            -           -
Environmental Control              0.5           -            -           -
Food                               2.8          3.0          6.8         3.1
Food Service                        -            -            -           -
Forest Products & Paper            0.6          3.2           -           -
Gas                                0.8          3.0           -           -
Hand/Machine Tools                  -            -           1.4         0.8
Healthcare-Products                4.9          1.7          1.0         4.0
Healthcare-Services                1.5          3.6          2.4         0.8
Holding Companies-Diversified       -            -            -           -
Home Builders                       -            -            -           -
Home Furnishings                   1.4          2.1           -           -
Household Products/Wares           1.3           -           0.7         1.4
Housewares                          -            -            -           -
Insurance                          6.9          3.7          7.0        10.1
Internet                           5.8           -           0.1          -
Investment Companies               8.0          4.5          0.4         3.6
Iron/Steel                         0.9          1.0           -           -
Leisure Time                       0.9           -           0.4         1.0
Lodging                             -            -            -           -
Machinery-Construction & Mining     -            -           0.4         0.8
Machinery-Diversified              1.4          1.6          1.2         0.8
Media                               -           1.2          2.5         2.3
Metal Fabricate/Hardware           0.6           -            -           -
Mining                             0.5           -           1.0         1.5
Miscellaneous Manufacturing        0.7          1.5          5.1         4.6
Office Furnishings                  -            -            -           -
Office/Business Equipment           -            -           0.3         1.5
Oil & Gas                          1.3           -           10.3       11.5
Oil & Gas Services                 2.4          1.7          1.5          -
Packaging & Containers              -            -            -           -
Pharmaceuticals                    0.6           -           5.1         4.2
Pipelines                           -            -            -           -
Real Estate                         -            -            -           -
REITS                              4.5          3.9           -           -
Retail                             2.9          12.1         5.6         3.5
Savings & Loans                    6.0          1.4          0.7          -
Semiconductors                     4.8          2.4          2.7         3.4
Shipbuilding                        -            -            -           -
Software                            -           1.0           -           -
Storage/Warehousing                 -            -            -           -
Telecommunications                 4.5          7.2          7.2         6.1
Textiles                           1.1           -            -           -
Toys/Games/Hobbies                  -            -           0.6          -
Transportation                     1.8          4.7          2.0          -
Trucking & Leasing                  -            -            -           -
Water                               -            -            -           -

^    AMOUNT IS LESS THAN .05%

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                              LifeModel              LifeModel
                                LifeModel    Moderately   LifeModel  Moderately
                                Aggressive   Aggressive   Moderate  Conservative
                                  FundSM        FundSM      FundSM     FundSM
                                ------------------------------------------------
Advertising                          -            -           -           -
Aerospace/Defense                    -            -           -           -
Agriculture                          -            -           -           -
Airlines                             -            -           -           -
Apparel                              -            -           -           -
Auto Manufacturers                   -            -           -           -
Auto Parts & Equipment               -            -           -           -
Banks                                -            -           -           -
Beverages                            -            -           -           -
Biotechnology                        -            -           -           -
Building Materials                   -            -           -           -
Cash Equivalents                     -            -           -           -
Chemicals                            -            -           -           -
Closed-end Funds                     -            -           -           -
Coal                                 -            -           -           -
Commercial Services                  -            -           -           -
Computers                            -            -           -           -
Cosmetics/Personal Care              -            -           -           -
Distribution/Wholesale               -            -           -           -
Diversified Financial Services       -            -           -           -
Electric                             -            -           -           -
Electrical Components & Equipment    -            -           -           -
Electronics                          -            -           -           -
Engineering & Construction           -            -           -           -
Entertainment                        -            -           -           -
Environmental Control                -            -           -           -
Food                                 -            -           -           -
Food Service                         -            -           -           -
Forest Products & Paper              -            -           -           -
Gas                                  -            -           -           -
Hand/Machine Tools                   -            -           -           -
Healthcare-Products                  -            -           -           -
Healthcare-Services                  -            -           -           -
Holding Companies-Diversified        -            -           -           -
Home Builders                        -            -           -           -
Home Furnishings                     -            -           -           -
Household Products/Wares             -            -           -           -
Housewares                           -            -           -           -
Insurance                            -            -           -           -
Internet                             -            -           -           -
Investment Companies               100.3        100.7       100.2       100.4
Iron/Steel                           -            -           -           -
Leisure Time                         -            -           -           -
Lodging                              -            -           -           -
Machinery-Construction & Mining      -            -           -           -
Machinery-Diversified                -            -           -           -
Media                                -            -           -           -
Metal Fabricate/Hardware             -            -           -           -
Mining                               -            -           -           -
Miscellaneous Manufacturing          -            -           -           -
Office Furnishings                   -            -           -           -
Office/Business Equipment            -            -           -           -
Oil & Gas                            -            -           -           -
Oil & Gas Services                   -            -           -           -
Packaging & Containers               -            -           -           -
Pharmaceuticals                      -            -           -           -
Pipelines                            -            -           -           -
Real Estate                          -            -           -           -
REITS                                -            -           -           -
Retail                               -            -           -           -
Savings & Loans                      -            -           -           -
Semiconductors                       -            -           -           -
Shipbuilding                         -            -           -           -
Software                             -            -           -           -
Storage/Warehousing                  -            -           -           -
Telecommunications                   -            -           -           -
Textiles                             -            -           -           -
Toys/Games/Hobbies                   -            -           -           -
Transportation                       -            -           -           -
Trucking & Leasing                   -            -           -           -
Water                                -            -           -           -

^    AMOUNT IS LESS THAN .05%

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                 LifeModel   Dividend              International
                               Conservative   Growth    Technology    Equity
                                  FundSM       Fund        Fund        Fund
                               -------------------------------------------------
Advertising                          -           -           -           0.1
Aerospace/Defense                    -          4.9          -           0.5
Agriculture                          -          2.2          -           0.8
Airlines                             -           -           -           0.2
Apparel                              -          1.2          -           0.2
Auto Manufacturers                   -           -           -           4.2
Auto Parts & Equipment               -           -           -           0.8
Banks                                -          8.8          -          17.0
Beverages                            -          5.7          -           1.3
Biotechnology                        -          1.5         4.4           -^
Building Materials                   -           -           -           1.5
Cash Equivalents                     -          5.6         15.8         8.7
Chemicals                            -          3.9          -           2.5
Closed-end Funds                     -           -           -           0.1
Coal                                 -           -           -            -
Commercial Services                  -          0.7         6.3          0.6
Computers                            -           -         11.0          0.4
Cosmetics/Personal Care              -          4.9          -           0.4
Distribution/Wholesale               -           -           -           1.0
Diversified Financial Services       -          7.8          -           2.7
Electric                             -           -           -           3.0
Electrical Components & Equipment    -          1.8         3.7          1.4
Electronics                          -           -          5.9          1.8
Engineering & Construction           -           -           -           0.9
Entertainment                        -           -          2.9          0.2
Environmental Control                -           -           -            -^
Food                                 -          3.5          -           3.6
Food Service                         -           -           -           0.2
Forest Products & Paper              -           -           -           0.4
Gas                                  -           -           -           0.5
Hand/Machine Tools                   -           -           -           0.5
Healthcare-Products                  -          8.8         1.7          0.5
Healthcare-Services                  -           -           -            -^
Holding Companies-Diversified        -           -           -           0.5
Home Builders                        -           -           -           0.5
Home Furnishings                     -           -           -           0.8
Household Products/Wares             -           -           -           0.3
Housewares                           -           -           -           0.1
Insurance                            -          4.4          -           4.6
Internet                             -           -          8.0          0.4
Investment Companies               100.2        1.9         2.6          3.6
Iron/Steel                           -           -           -           1.4
Leisure Time                         -           -           -           0.2
Lodging                              -          1.7          -           0.3
Machinery-Construction & Mining      -           -           -           0.3
Machinery-Diversified                -           -           -           0.6
Media                                -          1.2          -           0.9
Metal Fabricate/Hardware             -           -           -           0.2
Mining                               -           -           -           3.7
Miscellaneous Manufacturing          -          6.2          -           1.7
Office Furnishings                   -           -           -            -^
Office/Business Equipment            -           -           -           0.8
Oil & Gas                            -          9.0          -           7.8
Oil & Gas Services                   -          1.4          -            -
Packaging & Containers               -           -           -           0.1
Pharmaceuticals                      -          4.9         -            6.7
Pipelines                            -           -          -             -
Real Estate                          -           -          -            2.6
REITS                                -           -          -            0.2
Retail                               -          2.7         -            2.1
Savings & Loans                      -           -          -             -
Semiconductors                       -          3.4        17.0          0.3
Shipbuilding                         -           -          -             -^
Software                             -          2.0        20.8          0.7
Storage/Warehousing                  -           -          -             -^
Telecommunications                   -          4.7        16.7          5.9
Textiles                             -           -          -            0.2
Toys/Games/Hobbies                   -           -          -            0.3
Transportation                       -           -          -            1.4
Trucking & Leasing                   -           -          -             -
Water                                -           -          -            0.3

^    AMOUNT IS LESS THAN .05%

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of October 31, 2006, were as follows:
                                             Balanced Fund      Strategic Income
Aerospace/Defense                                 1.6                  -
Agriculture                                        -                  1.2
Auto Parts & Equipment                            0.6                  -
Automobile ABS                                    3.0                  -
Banks                                             7.0                15.8
Beverages                                         0.9                 0.1
Biotechnology                                     1.0
Cash Equivalents                                  5.9                 5.4
Chemicals                                         0.8                  -
Closed-end Funds                                   -                  9.4
Commercial MBS                                    7.8                  -
Commercial Services                               1.0                  -
Computers                                         2.1                  -
Cosmetics/Personal Care                           2.5                 0.4
Credit Card ABS                                    -                  0.3
Distribution/Wholesale                            0.8                  -
Diversified Financial Services                    2.4                 22.0
Electric                                          2.2                 6.0
Environmental Control                             1.2                  -
FHLMC Collateral                                   -                  0.4
Food                                              3.0                 1.2
Forest Products & Paper                            -                  1.0
Hand/Machine Tools                                0.9                  -
Healthcare-Products                               5.4                  -
Healthcare-Services                               0.8                  -
Holding Companies-Diversified                      -                  0.7
Household Products/Wares                          0.7                  -
Insurance                                         2.7                 5.7
Internet                                          1.7                  -
Investment Companies                              1.8                 5.3
Leisure Time                                      1.2
Machinery-Diversified                             1.7                  -
Media                                             1.5                 1.8
Miscellaneous Manufacturing                       1.2                 0.2
Oil & Gas                                         1.9                 1.1
Oil & Gas Services                                0.9                  -
Other ABS                                         0.6                  -
Packaging & Containers                            0.8
Pharmaceuticals                                   2.0                  -
Pipelines                                         0.2                 0.6
Regional(state/provnc)                             -                  0.6
REITS                                              -                  13.8
Retail                                            6.4                 0.5
Savings & Loans                                    -                  0.5
Semiconductors                                    1.9                  -
Software                                          2.1                  -
Sovereign                                        10.6                 5.3
Telecommunications                                3.6                 1.6
Transportation                                     -                  0.3
WL Collateral CMO                                15.2                 3.6

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                            High                                                     U.S.
                                           Yield                   Intermediate     Short Term    Government
                                            Bond        Bond           Bond            Bond          Bond
                                            Fund        Fund           Fund            Fund          Fund
------------------------------------------------------------------------------------------------------------
Advertising                                 0.6                                        1.0
Aerospace/Defense                           0.4          1.4            0.4             -             -
Agency Collateral CMO                                    0.7            0.4            2.1           3.8
Agency Collateral PAC CMO                    -            -              -             1.9            -
Auto Manufacturers                          1.0           -              -             0.6            -
Automobile ABS                               -           5.0            1.3            6.7            -
Banks                                        -           3.0            8.2             -             -
Building Materials                          2.7           -              -              -             -
Cash Equivalents                            13.8         2.7            4.7           14.0            -
Chemicals                                   1.5           -             -^              -             -
Coal                                        2.6           -              -              -             -
Commercial MBS                               -           14.9          16.3            8.7            -
Commercial Services                         5.3          0.6             -              -             -
Computers                                   1.3           -              -             1.2            -
Credit Card ABS                              -            -              -             0.3            -
Development                                  -            -              -             0.3            -
Diversified Financial Services              11.6         11.1           6.6            4.0           3.7
Electric                                    4.2          0.5            2.3            0.3            -
Electronics                                 1.5           -              -              -             -
Environmental Control                       1.2           -              -              -             -
Food                                        6.2          0.2             -             0.8            -
Forest Products & paper                     1.2           -              -              -             -
Gas                                          -            -              -             1.3            -
Healthcare-Services                         1.9           -             0.4            1.4            -
Home Builders                               4.7           -              -              -             -
Home Equity ABS                              -           0.4            3.4            1.2            -
Household Products/Wares                    1.3           -              -              -             -
Insurance                                    -            -^            0.8            0.6            -
Investment Companies                        3.5          0.3            4.6            2.9           5.7
Iron/Steel                                  2.6           -              -              -             -
Machinery-Diversified                       0.6           -              -             0.8            -
Media                                       6.8          1.1            0.4            0.6            -
Mining                                      3.1           -              -              -             -
Miscellaneous Manufacturing                 1.2           -              -              -             -
Office/Business Equipment                   1.3           -              -              -             -
Oil & Gas                                   8.1          0.9            2.1            0.3            -
Oil & Gas Services                          3.8           -              -              -             -
Other ABS                                                6.0            6.8            1.5           6.7
Packaging & Containers                      1.0           -              -              -             -
Pharmaceuticals                             1.4           -              -              -             -
Pipelines                                   0.8          0.2            0.4            0.7            -
REITS                                        -            -             0.9            1.6            -
Retail                                      1.9          0.5             -              -             -
Savings & Loans                              -           1.1             -              -             -
Semiconductors                              1.1           -              -              -             -
Sovereign                                                51.8          13.7           33.5           83.7
Telecommunications                          6.3          1.1            0.3            1.7            -
Transportation                              2.8           -^             -              -             -
WL Collateral CMO                           2.9          21.8          32.2           23.4            -

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of October 31, 2006, were as follows:

                                            Intermediate                Michigan
                               Municipal     Municipal       Ohio      Municipal
                                  Bond          Bond       Municipal      Bond
                                  Fund          Fund       Bond Fund      Fund
--------------------------------------------------------------------------------
Airport                            4.8          7.6           1.7          5.5
Cash Equivalents                   1.2          0.8           -^           0.5
Development                        3.1          7.2           2.8          1.7
Education                          6.8          2.3           1.9           -
Facilities                         3.7          4.5           2.2          8.7
General                            2.5          8.1           5.3          5.7
General Obligation                14.5          9.8          18.7          6.2
Higher Education                  11.8          2.9          23.7          6.1
Housing                            2.5          5.1           2.9          3.0
Medical                            6.9          9.9          16.5         20.0
Multifamily Housing                 -           0.3            -           0.7
Pollution                          4.8          0.5           7.5          2.5
Power                               -           8.2          10.0          4.3
School District                   19.8          9.7           5.5         14.6
Single Family Housing              2.6          5.4           1.0          3.7
Student Loan                       2.4          1.7            -           8.7
Transportation                     1.6         11.1          1.5           1.9
Utilities                          5.8          4.9            -            -
Water                              5.1          0.3            -           5.1

FIFTH THIRD PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
CERTIFICATES OF DEPOSIT  (12.0%)
Abbey National, 5.38%, 6/29/07 *                                $   10,000                                                 $ 10,004
Canadian Imperial Bank, 5.02%,
11/27/06 *                                                          10,000                                                   10,000
Citibank, 5.40%, 11/8/06                                            10,000                                                   10,000
Citibank, 5.30%, 1/8/07                                             10,000                                                   10,000
Credit Suisse First Boston, 4.81%, 12/5/06                           6,000                                                    6,000
Credit Suisse First Boston, 5.38%, 4/24/07                           7,000                                                    7,002
Credit Suisse New York, 5.34%, 12/5/06                              10,000                                                   10,000
Deutsche Bank, 5.35%, 11/30/06                                      10,000                                                   10,000
Dexia Credit, 5.26%, 11/6/06 *                                      20,000                                                   20,000
Natexis Banques Populaires, 5.35%, 2/9/07*                          10,000                                                   10,000
Natexis Banques Populaires, 5.55%, 6/18/07                          10,000                                                   10,004
Rabobank U.S. Financial Corp.,
5.51%, 12/29/06                                                     10,000                                                   10,001
Societe Generale, 5.43%, 2/20/07                                    10,000                                                   10,001
                                                                                                                             ------
TOTAL CERTIFICATES OF DEPOSIT                                                                                               133,012
                                                                                                                            -------

COMMERCIAL PAPER  (18.6%)
Allied Irish Banks of North America,
5.44%, 2/28/07 **                                                    5,000                                                    4,913
American Honda Finance Corp.,
5.39%, 12/4/06 **                                                   13,500                                                   13,434
Amsterdam Funding Corp., 5.34%, 11/9/06 **                          14,000                                                   13,984
Amsterdam Funding Corp., 5.41%, 2/5/07 **                            5,000                                                    4,930
Bank of America Corp., 5.43%, 11/1/06 **                             3,500                                                    3,500
Bank of America Corp., 5.37%, 12/14/06**                            11,850                                                   11,776
Barclays U.S. Funding, 5.43%, 11/22/06**                            13,000                                                   12,960
Barclays U.S. Funding, 5.37%, 12/7/06 **                            11,000                                                   10,942
Barclays U.S. Funding, 5.41%, 12/11/06 **                            5,000                                                    4,971
Barclays U.S. Funding, 5.40%, 1/17/07 **                            10,000                                                    9,888
Bear Stearns & Co., Inc., 5.43%, 1/10/07 **                         10,000                                                    9,898
Depfa Bank PLC, 5.37%, 11/22/06 **                                   5,000                                                    4,985
Deutsche Bank, 5.35%, 11/13/06 **                                    5,000                                                    4,991
General Electric Capital Corp., 5.34%,
12/29/06 **                                                         12,000                                                   11,901
Marshall & Ilsley Bank, 5.36%, 1/11/07 **                           10,000                                                    9,897
Metlife Funding, Inc., 5.38%, 12/20/06 **                           10,000                                                    9,929
Michigan State, 5.41%, 10/4/07                                       5,770                                                    5,770
Nestle Capital Corp., 5.39%, 11/29/06 **(a)                          5,000                                                    4,980
Societe Generale, 5.42%, 1/8/07 **                                  15,000                                                   14,851
Societe Generale, 5.40%, 2/16/07 **                                  8,900                                                    8,761
Toyota Motor Credit Corp., 5.50%, 11/2/06 **                        10,000                                                    9,999
Toyota Motor Credit Corp., 5.45%, 1/24/07 **                        10,000                                                    9,877
UBS AG, 5.35%, 11/16/06 **                                           8,400                                                    8,382
                                                                                                                              -----
TOTAL COMMERCIAL PAPER                                                                                                      205,519
                                                                                                                            -------

CORPORATE BONDS  (25.8%)
Bank of America Corp., 5.25%,
2/1/07                                                               7,000                                                    6,998
Bear Stearns & Co., Inc., 5.55%,
2/15/07 *                                                           10,000                                                   10,005
Bear Stearns & Co., Inc., 7.80%,
8/15/07                                                              6,000                                                    6,107
Bear Stearns & Co., Inc., 5.40%,
11/5/07 *                                                           20,000                                                   20,001
Credit Suisse New York, 5.34%,
1/12/07 *                                                           10,000                                                   10,000
Credit Suisse New York, 4.79%,
1/24/07                                                              3,000                                                    2,994
Florida Hurricane Catastrophe, 5.33%,
11/15/07 *                                                          12,000                                                   12,000
General Electric Capital Corp., 5.00%,
2/15/07                                                              5,000                                                    4,993
General Electric Capital Corp., 3.45%,
7/16/07                                                             10,705                                                   10,564
Goldman Sachs Group, Inc., 5.50%,
5/11/07 *                                                           15,000                                                   15,010
Household Finance Corp., 5.75%,
1/30/07                                                              8,119                                                    8,132
HSBC Finance Corp., 5.31%, 11/6/07 *                                10,000                                                   10,000
IBM Corp., 6.45%, 8/1/07                                             2,010                                                    2,026
JP Morgan Chase & Co., 3.13%,
12/11/06                                                             6,500                                                    6,489
JP Morgan Chase & Co., 5.35%,
3/1/07                                                               4,000                                                    3,997
Lehman Brothers Holdings, 8.25%,
6/15/07                                                              8,727                                                    8,873
Merrill Lynch & Co., 5.36%, 2/1/07                                   3,190                                                    3,193
Merrill Lynch & Co., 5.57%, 7/11/07 *                               15,000                                                   15,000
Merrill Lynch & Co., 4.25%, 9/14/07                                  8,405                                                    8,325
Morgan Stanley, 6.88%, 3/1/07                                        5,000                                                    5,024
Morgan Stanley, 5.51%, 7/27/07 *                                    10,000                                                   10,013
Morgan Stanley, 5.38%, 11/2/07 *                                    15,000                                                   15,000
SunTrust Bank, 5.49%, 5/17/07 *                                     10,000                                                   10,006
Toyota Motor Credit Corp., 5.43%,
12/18/06 *                                                           5,000                                                    5,001
U.S. Bank, 2.85%, 11/15/06                                           5,000                                                    4,996
U.S. Bank, 2.87%, 2/1/07                                             7,300                                                    7,261
Wachovia Corp., 4.95%, 11/1/06                                      22,000                                                   22,000
Wachovia Corp., 5.45%, 7/20/07 *                                     5,000                                                    5,005
Wachovia Corp., 4.85%, 7/30/07                                      11,395                                                   11,346
Wells Fargo & Co., 5.33%, 11/15/07 *                                25,000                                                   25,000
                                                                                                                             ------
TOTAL CORPORATE BONDS                                                                                                       285,359
                                                                                                                            -------

DEMAND NOTES  (15.8%)
Arbor Hospice, Inc., 5.35%, 10/1/26,
(LOC: Comerica Bank) * (a)                                           4,745                                                    4,745
Atlas Industries, Inc., 5.36%, 6/1/10,
(LOC: National City Bank) *                                          3,705                                                    3,705
Beavercreek Enterprises, 5.36%,
3/2/20, (LOC: National City Bank) *                                  4,055                                                    4,055

Buckeye Corrugated, Inc., 5.36%,
10/1/17, (LOC: Key Bank) * (a)                                       5,270                                                    5,270
Bybee Foods LLC, 5.36%, 11/1/26,
(LOC: Key Bank) *                                                    1,600                                                    1,600
Capital One Funding Corp., 5.36%,
10/1/14, (LOC: Bank One) *                                           1,899                                                    1,899
Capital One Funding Corp., 5.36%,
7/2/18, (LOC: Bank One) * (a)                                          712                                                      712
Capital One Funding Corp., 5.36%,
10/1/21, (LOC: Bank One) * (a)                                         900                                                      900
Capital One Funding Corp., 5.36%,
1/4/27, (LOC: Bank One) *                                            3,377                                                    3,377
Central Michigan Inns, 5.37%, 4/1/30,
(LOC: Michigan National Bank) *                                      1,985                                                    1,985
CHF-ELON LLC, 5.33%, 6/1/35,
(LOC: Regions Financial Corp) * (a)                                  6,500                                                    6,500
Clare at Water Tower, 5.35%, 5/15/38,
(LOC: Lasalle Bank) *                                               12,500                                                   12,500
Cornerstone Funding Corp., 5.40%,
12/1/11, (LOC: SunTrust) *                                           8,080                                                    8,080
Cornerstone Funding Corp., 5.40%,
9/1/25, (LOC: SunTrust) *                                            5,628                                                    5,628
Harry W. Albright, Jr., 5.42%, 5/1/21,
(LOC: National Australia Bank) *                                     5,485                                                    5,485
HWP Co., Ltd. Project, 5.36%,
12/3/18, (LOC: National City Bank) *(a)                              4,285                                                    4,285
Iowa 80 Group Inc., 5.50%, 6/1/16,
(LOC: Wells Fargo) *                                                 4,000                                                    4,000
Jackson 2000, 5.36%, 6/1/49, (LOC:
KeyBank) *                                                           8,905                                                    8,905
Jefferson Land Development, 5.41%,
10/1/16, (LOC:  National City Bank) * (a)                            1,025                                                    1,025
Landmark Medical LLC, 5.40%,
1/1/21, (LOC: Bank One) *                                            7,680                                                    7,680
Lexington Financial Services, 5.36%,
2/1/26, (LOC: LaSalle Bank) *                                        8,800                                                    8,800
Mount Carmel East Professional,
5.36%, 1/1/14, (LOC: National City) * (a)                            1,500                                                    1,500
Mr. K Enterprises, 5.52%, 9/1/16,
(LOC: National Australia Bank) *                                     5,750                                                    5,750
New Belgium Brewery Co., 5.47%,
7/1/15, (LOC:  KeyBank) *                                            3,060                                                    3,060
Northside Christian Church, 5.40%,
4/1/30, (LOC: Bank One) *                                            6,610                                                    6,610
PCI Paper Conversions, Inc., 5.36%,
4/1/10, (LOC: KeyBank) *                                             1,760                                                    1,760
Pittsburgh Technical Institute, 5.36%,
10/1/15, (LOC: National City Bank) *                                 9,930                                                    9,930
Precision Tool and Die, 5.36%, 3/1/10,
(LOC: National City Bank) *                                          3,983                                                    3,983
Revenue Bond CTF Series Trust,
5.57%, 6/1/24, (LOC:  AIG) * (a)                                     3,790                                                    3,790
Royal Town Center LLC Project,
5.36%, 10/1/47, (LOC: Comerica Bank) *                               5,095                                                    5,095
Saint Andrew United, 5.35%, 7/1/29,
(LOC: Wachovia Bank) *                                              13,335                                                   13,335

SDK Cameron LLC, 5.35%, 10/1/35,
(LOC: Comerica Bank) * (a)                                           3,185                                                    3,185
Second & Main, Ltd., 5.36%, 8/1/11,
(LOC: National City Bank) *                                          1,750                                                    1,750
Secor Realty, Inc., 5.36%, 4/1/20,
(LOC: National City Bank) *                                          7,975                                                    7,975
SGS Tool Co., 5.36%, 12/1/12, (LOC:
Bank One) *                                                          4,750                                                    4,750
Zeigler Realty LLC, 5.36%, 9/1/26,
(LOC: National City Bank) *                                          1,320                                                    1,320
                                                                                                                              -----
TOTAL DEMAND NOTES                                                                                                          174,929
                                                                                                                            -------

MUNICIPAL BONDS  (14.8%)
ALASKA  (0.3%)
Four Dam Pool Electric Revenue,
5.32%, 7/1/26 *                                                      3,480                                                    3,480
                                                                                                                              -----

CALIFORNIA  (3.6%)
Riverside County, 5.36%, 11/1/20 *                                   7,000                                                    7,000
Sacramento County, 5.36%, 7/1/22 *                                  32,430                                                   32,430
                                                                                                                             ------
                                                                                                                             39,430
                                                                                                                             ------
COLORADO  (0.2%)
Pueblo Housing Authority Purchasing
Revenue, 5.47%, 12/1/18 * (a)                                        1,820                                                    1,820
                                                                                                                              -----

GEORGIA  (0.9%)
Columbus Development Authority,
Industrial Revenue, Litho-Krome
Project, 5.35%, 8/1/22 *                                            10,125                                                   10,125
                                                                                                                             ------

ILLINOIS  (1.3%)
Chicago, Series B, 5.31%, 1/1/19 *                                  13,530                                                   13,530
Kane County School District, Series A,
5.50%, 12/1/06                                                         335                                                      335
                                                                                                                                ---
                                                                                                                             13,865
                                                                                                                             ------
IOWA  (0.6%)
Dallas County Industrial Development
Revenue, Sioux City Brick & Tile,
5.40%, 9/1/21 *                                                      6,980                                                    6,980
                                                                                                                              -----

KENTUCKY  (1.4%)
Bardstown Industrial Revenue, 5.42%,
6/1/24 *                                                             7,950                                                    7,950
Webster County Industrial Revenue,
Green River Project, 5.31%, 11/1/24 *                                7,700                                                    7,700
                                                                                                                              -----
                                                                                                                             15,650
                                                                                                                             ------
MICHIGAN  (1.8%)
Commerce Charter Township,
Downtown Development, 5.34%,
10/1/34 *                                                           20,000                                                   20,000
                                                                                                                             ------

MINNESOTA  (0.9%)
Minneapolis Taxable Pension, 5.32%,
12/1/13 *                                                            9,830                                                    9,830
                                                                                                                              -----

NEW YORK  (1.1%)
Housing Development Corp.,
Multifamily Rental Housing Revenue,
5.30%, 6/1/33 *                                                     12,555                                                   12,555
                                                                                                                             ------

NORTH CAROLINA  (1.4%)
Roman Catholic Diocese, Series A,
5.37%, 6/1/18 *                                                     15,225                                                   15,225
                                                                                                                             ------

OHIO  (0.4%)
Cleveland-Cuyahoga County, Port
Authority Revenue, CBT Project,
5.36%, 6/1/31 *                                                      4,500                                                    4,500
                                                                                                                              -----

PENNSYLVANIA  (0.2%)
Allegheny County, Industrial
Development Authority Revenue,
5.36%, 5/1/15 *                                                      2,625                                                    2,625
                                                                                                                              -----

UTAH  (0.2%)
Housing Corp., Multi Family Revenue,
5.57%, 1/1/22 *                                                      2,061                                                    2,061
                                                                                                                              -----

WASHINGTON  (0.5%)
Housing Finance Community,
Multifamily Revenue, Monticello Park
Project, 5.34%, 9/1/34 *                                             3,840                                                    3,840
State Housing Finance Community,
Multi Family Revenue, Eaglepointe
Apartments-B, 5.57%, 7/1/28 *                                        1,610                                                    1,610
                                                                                                                              -----
                                                                                                                              5,450
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       163,596
                                                                                                                            -------

U.S. GOVERNMENT AGENCIES  (0.9%)
FREDDIE MAC  (0.9%)
4.85%, 2/27/07                                                       5,000                                                    4,998
5.55%, 8/10/07                                                       4,980                                                    4,980
                                                                                                                              -----
                                                                                                                              9,978
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                9,978
                                                                                                                              -----

REPURCHASE AGREEMENTS (11.6%)
Deutsche Bank Repo, 5.29%, 11/01/06,
(Proceeds at maturity, $70,010,
Collateralized by various U.S.
Government Agency securities,
0.00%-5.60%, 12/6/06-5/25/35, value $71,400)                        70,000                                                   70,000
UBS Investment Bank, 5.29%,
11/01/06, (Proceeds at maturity,
$58,777, Collateralized by various U.S.
Government Agency securities,
0.00%-6.00%, 11/2/06-7/30/18, value $59,947)                        58,768                                                   58,768
                                                                                                                             ------
TOTAL REPURCHASE AGREEMENTS                                                                                                 128,768
                                                                                                                            -------

MONEY MARKETS  (0.2%)
AIM STIT Liquid Assets Portfolio                                 1,196,754                                                    1,197
Goldman Sachs Financial Square
Prime Obligations Fund                                           1,185,315                                                    1,185
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           2,382
                                                                                                                              -----

TOTAL (COST $1,103,543) (+)   -   99.7%                                                                                  $1,103,543
                                                                                                                         ==========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
CERTIFICATES OF DEPOSIT  (17.2%)
Abbey National, 5.38%, 6/29/07 *                                $   25,000                                                 $ 25,009
Barclays Capital, 4.74%, 1/19/07                                    10,000                                                    9,993
Barclays Capital, 5.27%, 1/29/07 *                                  17,500                                                   17,499
Canadian Imperial Bank, 5.02%,
11/27/06                                                            15,000                                                   15,000
Citibank, 5.40%, 11/8/06                                            15,000                                                   15,000
Citibank, 5.31%, 1/8/07                                             25,000                                                   25,000
Credit Suisse First Boston, 5.38%,
4/24/07 *                                                            7,000                                                    7,002
Credit Suisse New York, 5.34%,
12/5/06                                                             25,000                                                   25,000
Deutsche Bank, 5.35%, 11/30/06                                      25,000                                                   25,000
Dexia Credit, 5.26%, 11/6/06 *                                      15,000                                                   15,000
Natexis Banques Populaires, 5.35%,
2/9/07 *                                                            15,000                                                   15,000
Natexis Banques Populaires, 5.55%,
6/18/07                                                             25,000                                                   25,012
National City Bank, 5.32%, 5/11/07 *                                 5,000                                                    5,000
Rabobank U.S. Financial Corp., 5.51%,
12/29/06                                                            18,000                                                   18,003
Royal Bank of Scotland, 5.27%, 12/27/06 *                           11,000                                                   11,000
Royal Bank of Scotland, 5.26%, 2/23/07 *                            10,000                                                    9,999
Societe Generale, 5.43%, 2/20/07                                    25,000                                                   25,004
Societe Generale, 5.27%, 9/21/07 *                                  20,000                                                   19,995
Wachovia Bank NA, 5.33%, 3/30/07 *                                   8,800                                                    8,800
                                                                                                                              -----
TOTAL CERTIFICATES OF DEPOSIT                                                                                               317,316
                                                                                                                            -------

COMMERCIAL PAPER  (23.0%)
ABN Amro North America Finance,
5.39%, 11/24/06 **                                                  15,000                                                   14,950
Allied Irish Banks of North America,
5.44%, 2/28/07 **                                                   10,000                                                    9,827
American Honda Finance Corp.,
5.39%, 12/4/06 **                                                   25,000                                                   24,879
Amsterdam Funding Corp., 5.34%,
11/3/06 **                                                          12,500                                                   12,496
Amsterdam Funding Corp., 5.41%,
2/5/07 **                                                           15,000                                                   14,790
Bank of America Corp., 5.38%,
12/14/06 **                                                         24,275                                                   24,123
Barclays U.S. Funding, 5.43%,
11/22/06 **                                                          7,000                                                    6,978
Barclays U.S. Funding, 5.41%,
12/11/06 **                                                         10,000                                                    9,942
Barclays U.S. Funding, 5.40%, 1/17/07 **                            15,000                                                   14,832
Bear Stearns & Co., Inc., 5.43%,
1/10/07 **                                                          20,000                                                   19,795
BNP Paribas, 5.36%, 11/1/06 **                                      50,000                                                   49,999

California State University, 5.27%,
11/9/06                                                              8,202                                                    8,202
Cargill Global Funding, 5.40%, 11/1/06 **                           21,345                                                   21,345
Citigroup Funding, Inc., 5.44%, 1/17/07 **                          10,505                                                   10,387
Depfa Bank PLC, 5.37%, 11/22/06 **(a)                               15,000                                                   14,954
Deutsche Bank, 5.35%, 11/13/06 **                                   15,000                                                   14,974
General Electric Capital Corp., 5.34%,
12/29/06 **                                                         10,000                                                    9,918
Marshall & Ilsley Bank, 5.39%,
1/11/07 **                                                          15,000                                                   14,845
Metlife Funding, Inc., 5.38%, 12/20/06 **                           10,000                                                    9,929
Nestle Capital Corp., 5.39%, 11/29/06 **(a)                         10,000                                                    9,960
Purdue University Research, 5.32%,
11/1/06 **                                                           6,150                                                    6,150
Salvation Army, 5.45%, 12/20/06                                      7,000                                                    7,000
San Jose International Airport, 5.43%,
11/16/06 **                                                          8,254                                                    8,236
Societe Generale, 5.43%, 12/18/06 **                                 9,725                                                    9,658
Societe Generale, 5.42%, 1/8/07 **                                  15,750                                                   15,594
State of Michigan, 5.41%, 10/4/07 **                                15,000                                                   15,000
Toyota Motor Credit Corp., 5.50%,
11/2/06 **                                                          15,000                                                   14,998
Toyota Motor Credit Corp., 5.26%,
11/6/06 *                                                           15,000                                                   15,000
Toyota Motor Credit Corp., 5.45%,
1/24/07 **                                                          15,000                                                   14,816
                                                                                                                             ------
TOTAL COMMERCIAL PAPER                                                                                                      423,577
                                                                                                                            -------

CORPORATE BONDS  (23.7%)
Abbott Laboratories, 6.40%, 12/1/06                                  5,206                                                    5,210
Bank of America Corp., 5.25%,
2/1/07                                                               6,700                                                    6,692
Bank One, 5.50%, 3/26/07                                             6,404                                                    6,407
Bear Stearns & Co., Inc., 5.55%,
2/15/07 *                                                           15,000                                                   15,007
Bear Stearns & Co., Inc., 7.80%,
8/15/07                                                              5,750                                                    5,853
Bear Stearns & Co., Inc., 5.40%,
11/5/07 *                                                           16,000                                                   16,000
Citigroup, Inc., 5.45%, 6/4/07 *                                     5,000                                                    5,003
Credit Suisse New York, 5.34%,
1/12/07 *                                                           15,000                                                   15,000
Fleetboston Financial Corp., 4.88%,
12/1/06                                                              4,918                                                    4,917
Florida Hurricane Catastrophe, 5.33%,
11/15/07 *                                                          15,000                                                   15,000
Foster/Schweihofer Real Estate Holding
Co. LLC, 5.35%,9/20/33 *                                             7,215                                                    7,215
General Electric Capital Corp., 5.00%,
2/15/07                                                              5,000                                                    4,990
General Electric Capital Corp., 3.45%,
7/16/07                                                              6,000                                                    5,919
Goldman Sachs Group, Inc., 5.50%,
5/11/07 *                                                            6,000                                                    6,004
Healthcare Network Property, 5.32%,
1/1/29 *                                                            16,150                                                   16,150
Household Finance Corp., 5.75%,
1/30/07                                                             19,896                                                   19,929

HSBC Finance Corp., 6.88%, 3/1/07                                    5,000                                                    5,026
HSBC Finance Corp., 5.31%, 11/6/07 *                                15,000                                                   15,000
IBM Corp., 5.36%, 6/28/07 *                                         25,000                                                   25,006
IBM Corp., 6.45%, 8/1/07                                             2,000                                                    2,016
JP Morgan Chase & Co., 5.25%,
5/30/07                                                              7,535                                                    7,524
Lehman Brothers Holdings, 8.25%,
6/15/07                                                              7,000                                                    7,117
Marshall & Ilsley Bank, 4.13%,
9/4/07                                                              14,670                                                   14,533
Merrill Lynch & Co., 4.18%, 1/26/07                                  9,000                                                    8,985
Merrill Lynch & Co., 5.36%, 2/1/07                                   3,270                                                    3,272
Merrill Lynch & Co., 5.48%, 4/26/07 *                               10,500                                                   10,507
Merrill Lynch & Co., 5.36%, 6/15/07 *                               20,000                                                   20,008
Merrill Lynch & Co., 3.38%, 9/14/07                                  5,738                                                    5,644
Morgan Stanley, 5.51%, 7/27/07 *                                    23,800                                                   23,832
Morgan Stanley, 6.88%, 3/1/07                                       10,000                                                   10,049
National City Bank of Indiana, 4.88%,
7/20/07                                                             10,720                                                   10,677
Northern Trust Corp., 2.88%, 12/15/06                                2,610                                                    2,603
Procter & Gamble Co., 4.75%, 6/15/07                                 5,000                                                    4,979
SunTrust Bank, 2.50%, 11/1/06                                        4,365                                                    4,365
SunTrust Bank, 5.49%, 5/17/07 *                                      2,155                                                    2,156
Toyota Motor Credit Corp., 5.33%,
7/2/07 *                                                             6,000                                                    6,001
U.S. Bank, 2.85%, 11/15/06                                           4,465                                                    4,462
Wachovia Bank NA, 5.27%, 12/4/06 *                                   5,000                                                    5,000
Wachovia Bank NA, 4.85%, 7/30/07                                    15,000                                                   14,934
Wachovia Corp., 4.95%, 11/1/06                                      13,897                                                   13,897
Wachovia Corp., 6.63%, 11/15/06                                      2,500                                                    2,501
Wachovia Corp., 5.45%, 7/20/07 *                                     5,000                                                    5,005
Wells Fargo & Co., 5.13%, 2/15/07                                   13,335                                                   13,327
Wells Fargo & Co., 5.45%, 3/23/07 *                                 25,000                                                   25,009
Wells Fargo & Co., 5.33%, 11/15/07 *                                10,000                                                   10,000
                                                                                                                             ------
TOTAL CORPORATE BONDS                                                                                                       438,731
                                                                                                                            -------

DEMAND NOTES  (4.5%)
Appletree Property LLC, 5.35%,
7/1/26, (LOC: Regions Bank) *                                        5,645                                                    5,645
Capital One Funding, 5.36%, 8/2/21,
(LOC: Bank One) *                                                    4,292                                                    4,292
Capital One Funding, 5.36%, 4/1/26,
(LOC: Bank One) *                                                    7,171                                                    7,171
CHF-ELON LLC, 5.33%, 6/1/35,
(LOC: Regions Financial Corp) *(a)                                   7,000                                                    7,000
Cornerstone Funding Corp., 5.40%,
11/15/06, (LOC:  SunTrust) *                                         4,381                                                    4,381
Cornerstone Funding Corp., 5.40%,
1/1/34, (LOC:  SunTrust) *                                           4,156                                                    4,156
Gulf Gate Apartments, 5.37%, 9/1/28,
(LOC: Wells Fargo) *(a)                                              2,000                                                    2,000
J&S Properties, Inc., 5.37%, 3/1/26,
(LOC: Regions Bank) *                                                3,500                                                    3,500
Metaltec Steel Abrasive, 5.34%,
11/1/34, (LOC: Comerica Bank) *                                      4,505                                                    4,505
Northport Baptist Church, 5.37%,
9/1/24, (LOC: Regions Financial Corp. *                              3,100                                                    3,100

Park State Properties LLC, 5.32%,
11/1/34, (LOC: US Bank) *                                           14,935                                                   14,935
Praise Tabernacle Outreach, 5.37%,
6/1/24, (LOC: Comerica Bank) *                                       3,615                                                    3,615
Presentation School, Inc., 5.35%,
7/1/30, (LOC: FHLB) *                                                5,700                                                    5,700
Sioux City Brick & Tile, 5.32%,
12/1/36, (LOC: US Bank) *(a)                                        12,250                                                   12,250
                                                                                                                             ------
TOTAL DEMAND NOTES                                                                                                           82,250
                                                                                                                             ------

MUNICIPAL BONDS  (16.2%)
ARKANSAS  (1.7%)
Mississippi County Industrial
Development Revenue, 5.35%, 5/1/36 *(a)                             14,000                                                   14,000
Northwest Regional Airport Authority,
Airport Revenue, Series A, 5.32%,
2/1/21 *                                                            15,725                                                   15,725
Northwest Regional Airport Authority,
Airport Revenue, Series B, 5.32%,
2/1/08 *                                                             1,235                                                    1,235
                                                                                                                              -----
                                                                                                                             30,960
                                                                                                                             ------
CALIFORNIA  (1.4%)
Kern Water Authority Revenue, Series
 B, 5.37%, 7/1/28 *                                                  4,600                                                    4,600
Sacramento County, 5.36%, 7/1/22 *                                   5,000                                                    5,000
Sacramento County Housing
Authority, Multifamily Revenue,
Natomas Park Apartments, Series B,
5.35%, 7/15/35 *                                                     1,950                                                    1,950
Saint Michael's Episcopal Day School,
5.41%, 7/1/28 *                                                      1,990                                                    1,990
San Jose Financing Authority Lease
Revenue, Hayes Mansion, Phase B,
5.36%, 7/1/24 *                                                      8,000                                                    8,000
Statewide Community Development
Authority, Multifamily Revenue, Palms
Apartments, 5.33%, 5/15/35 *                                         2,645                                                    2,645
Statewide Community Development
Authority, Multifamily Revenue, Series
X-T, 5.35%, 10/15/32 *                                               1,300                                                    1,300
                                                                                                                              -----
                                                                                                                             25,485
                                                                                                                             ------
COLORADO  (0.2%)
Eaglebend Affordable Housing Corp.,
Multifamily Revenue Series A, 5.32%,
7/1/21 *                                                             4,385                                                    4,385
                                                                                                                              -----

FLORIDA  (0.4%)
Housing Finance Corp., Mulitfamily
Revenue, 5.33%, 5/15/36 *                                            7,000                                                    7,000
                                                                                                                              -----

GEORGIA  (1.0%)
Athens-Clarke County Industrial
Development Authority Revenue,
Leucadia Inc., Project, 5.36%, 7/1/07 *(a)                           3,550                                                    3,550
Augusta Housing Authority
Multifamily Revenue, 5.40%, 5/15/33 *                                  500                                                      500

Municipal Gas Authority Revenue,
5.35%, 2/1/15 *                                                     15,175                                                   15,175
                                                                                                                             ------
                                                                                                                             19,225
                                                                                                                             ------
ILLINOIS  (0.7%)
Financial Authority Revenue, Fairview
 Obligation, Series D, 5.35%, 8/15/34 *                              1,120                                                    1,120
Financial Authority Revenue,
Franciscan Community, Series B,
5.35%, 5/1/36 *                                                     12,000                                                   12,000
                                                                                                                             ------
                                                                                                                             13,120
                                                                                                                             ------
INDIANA  (2.1%)
Health Facilities Financing Authority
Revenue, 5.36%, 4/1/24 *                                             4,470                                                    4,470
Health Facilities Financing Authority,
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 5.35%, 8/1/25 *                                                  23,275                                                   23,275
Indianapolis Economic Development
Multifamily Housing Revenue, Series B,
 5.38%, 11/1/36 *                                                      985                                                      985
Terre Haute Industrial Revenue,
Westminster, Series B, 5.37%, 8/1/36 *                               9,300                                                    9,300
                                                                                                                              -----
                                                                                                                             38,030
                                                                                                                             ------
KENTUCKY  (0.3%)
Boone County Industrial Revenue,
5.46%, 6/1/23 *                                                      5,230                                                    5,230
                                                                                                                              -----

MARYLAND  (2.3%)
State Health & Higher Educational
Facilities Revenue, Series B, 5.35%,
1/1/28 *                                                            19,900                                                   19,900
State Health & Higher Educational
Facilities Revenue, Series B, 5.35%,
1/1/35 *                                                            21,660                                                   21,660
                                                                                                                             ------
                                                                                                                             41,560
                                                                                                                             ------
MICHIGAN  (2.4%)
Canton Charter Township, General
Obligation, 5.42%, 3/1/11 *                                          1,500                                                    1,500
Commerce Charter Township,
Downtown Development, 5.34%,
10/1/18 *                                                           13,000                                                   13,000
Commerce Charter Township,
Downtown Development, 5.34%,
10/1/34 *                                                           15,000                                                   15,000
Kent County, 5.32%, 3/1/08 *                                        12,000                                                   12,000
Ypsilanti Charter Township, Taxable
Capital Improvements, Series B, 5.42%,
4/1/19 *                                                             3,340                                                    3,340
                                                                                                                              -----
                                                                                                                             44,840
                                                                                                                             ------
MINNESOTA  (0.3%)
Plymouth Revenue, Carlson Center
Project, 5.36%, 4/1/12 *                                             1,100                                                    1,100
St. Paul Port Authority District, 5.45%,
 3/1/22 *                                                            3,580                                                    3,580
                                                                                                                              -----
                                                                                                                              4,680
                                                                                                                              -----

MISSOURI  (0.5%)
Kansas City Industrial Development
Authority, Taxable Downtown Arena,
5.35%, 4/1/40 *                                                      8,925                                                    8,925
                                                                                                                              -----
NEBRASKA  (0.6%)
Omaha Special Obligation, Riverfront
Redevelopment, 5.37%, 2/1/26 *                                      11,765                                                   11,765
                                                                                                                             ------

NEW MEXICO  (0.2%)
Albuquerque Industrial Revenue,
KTECH Corp. Project, 5.37%, 11/1/22 *                                3,785                                                    3,785
                                                                                                                              -----

NEW YORK  (0.8%)
Housing Development Corp.,
Multifamily Rental Housing Revenue,
5.30%, 6/1/33 *                                                     14,900                                                   14,900
                                                                                                                             ------

NORTH CAROLINA  (0.4%)
Roman Catholic Diocese, Series A,
5.37%, 6/1/18 *                                                      8,140                                                    8,140
                                                                                                                              -----

OHIO  (0.2%)
Cuyahoga County Ohio Health Care
Revenue, 5.37%, 5/15/12 *                                            3,125                                                    3,125
                                                                                                                              -----

PENNSYLVANIA  (0.2%)
Berks County Industrial  Development
Authority Revenue, 5.37%, 7/1/16 *                                   1,500                                                    1,500
Berks County Municipal Authority,
5.37%, 5/15/22 *(a)                                                  2,885                                                    2,885
                                                                                                                              -----
                                                                                                                              4,385
                                                                                                                              -----

TEXAS  (0.0%)
Alamo Heights Higher Education
Facilities Corp., 5.42%, 4/1/07 *                                      840                                                      840
                                                                                                                                ---

UTAH  (0.1%)
Tooele City Industrial Development
Revenue, Series A, 5.36%, 10/1/22 *                                  2,100                                                    2,100
                                                                                                                              -----

WASHINGTON  (0.2%)
Housing  Finance Community
Multifamily Housing Revenue, Everett,
Series B, 5.34%, 1/15/38 *                                           2,000                                                    2,000
Housing Finance Community
Multifamily Revenue, Granite Falls,
Series B, 5.35%, 10/1/27 *                                           1,115                                                    1,115
Housing Finance Community
Multifamily Revenue, Summer Ridge,
Series B, 5.45%, 12/1/29 *                                             780                                                      780
                                                                                                                                ---
                                                                                                                              3,895
                                                                                                                              -----
WISCONSIN  (0.2%)
State Health & Educational Facilities
Revenue, Upland Hills, Series D, 5.32%,
 5/1/25 *                                                            3,445                                                    3,445
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       299,820
                                                                                                                            -------

U.S. GOVERNMENT AGENCIES  (1.0%)
FREDDIE MAC  (1.0%)
4.85%, 2/27/07                                                      10,000                                                    9,996
5.32%, 1/15/42 *                                                     7,767                                                    7,767
                                                                                                                              -----
                                                                                                                             17,763
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               17,763
                                                                                                                             ------

REPURCHASE AGREEMENTS (13.9%)
Deutsche Bank, 5.29%, 11/01/06,
(Proceeds at maturity, $125,018,
Collateralized by various U.S.
Government Agency securities,
0.00%-6.00%, 12/21/06-9/8/20, value
$127,500)                                                          125,000                                                  125,000
UBS Investment Bank, 5.29%,
11/01/06, (Proceeds at maturity,
$131,482, Collateralized by various U.S.
Government Agency securities,
0.00%-6.43%, 11/2/6-7/15/36, value $134,093)                       131,463                                                  131,463
                                                                                                                            -------

TOTAL REPURCHASE AGREEMENTS                                                                                                 256,463
                                                                                                                            -------

MONEY MARKETS  (0.2%)
AIM STIT Liquid Assets Portfolio                                 2,595,095                                                    2,595
Goldman Sachs Financial Square
Prime Obligations Fund                                           1,686,571                                                    1,687
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           4,282
                                                                                                                              -----

TOTAL (COST $1,840,202) (+)   -   99.7%                                                                                  $1,840,202
                                                                                                                         ==========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
GOVERNMENT BONDS  (1.9%)
Overseas Private Invest, Series 165A,
5.30%, 1/15/09 *                                                $   11,587                                                 $ 11,587
Overseas Private Invest, 5.30%,
12/31/10 *                                                           2,000                                                    2,000
                                                                                                                              -----
TOTAL GOVERNMENT BONDS                                                                                                       13,587
                                                                                                                             ------

U.S. GOVERNMENT AGENCIES  (57.2%)
FANNIE MAE  (9.1%)
2.63%, 11/15/06                                                      5,000                                                    4,995
5.25%, 11/22/06 **                                                   6,621                                                    6,601
5.31%, 11/29/06 **                                                   2,700                                                    2,689
3.00%, 12/15/06                                                      6,000                                                    5,985
3.55%, 1/12/07                                                       8,100                                                    8,071
2.63%, 1/19/07                                                       5,000                                                    4,972
2.71%, 1/30/07                                                       5,000                                                    4,968
2.38%, 2/15/07                                                       5,000                                                    4,957
3.00%, 2/26/07                                                       2,550                                                    2,530
3.00%, 3/2/07                                                        3,000                                                    2,976
3.63%, 3/15/07                                                       2,000                                                    1,988
3.38%, 5/15/07                                                       2,885                                                    2,855
3.88%, 5/15/07                                                       2,732                                                    2,711
4.84%, 6/22/07                                                       1,275                                                    1,271
4.15%, 7/13/07                                                       2,960                                                    2,937
3.30%, 7/30/07                                                       2,090                                                    2,060
4.88%, 8/27/07                                                       2,535                                                    2,527
                                                                                                                              -----
                                                                                                                             65,093
                                                                                                                             ------
FEDERAL FARM CREDIT BANK  (7.9%)
5.19%, 12/22/06 *                                                   10,000                                                   10,000
5.25%, 1/3/07 *                                                     11,075                                                   11,076
1.88%, 1/16/07                                                         811                                                      806
5.25%, 3/29/07 *                                                    10,000                                                   10,002
5.17%, 4/27/07 *                                                    20,000                                                   19,999
5.26%, 5/15/07 *                                                     5,000                                                    5,002
                                                                                                                              -----
                                                                                                                             56,885
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (19.9%)
5.20%, 11/9/06 *                                                    15,000                                                   15,000
5.55%, 11/10/06 **                                                   8,157                                                    8,146
2.75%, 11/15/06                                                      6,000                                                    5,995
4.88%, 11/15/06                                                      5,505                                                    5,504
3.75%, 11/30/06                                                      2,200                                                    2,197
2.60%, 12/12/06                                                      1,000                                                      997
2.75%, 12/15/06                                                      3,000                                                    2,992
3.88%, 12/20/06                                                      7,490                                                    7,476
3.80%, 12/22/06                                                      2,810                                                    2,805
3.50%, 1/18/07                                                       3,300                                                    3,286
4.00%, 1/23/07                                                       2,500                                                    2,492
4.70%, 1/30/07                                                      10,000                                                    9,982
3.38%, 2/23/07                                                       2,440                                                    2,425
2.45%, 3/23/07                                                       2,200                                                    2,175

2.57%, 3/29/07                                                       1,920                                                    1,898
5.23%, 4/4/07 *                                                     10,000                                                    9,999
5.26%, 5/10/07 *                                                    10,000                                                    9,999
3.50%, 5/15/07                                                       2,100                                                    2,081
4.50%, 5/21/07                                                       2,350                                                    2,339
5.28%, 6/14/07 *                                                    15,000                                                   15,000
3.63%, 6/20/07                                                       4,690                                                    4,643
5.23%, 7/6/07 *                                                     15,000                                                   14,998
5.55%, 8/8/07                                                        2,000                                                    2,000
5.25%, 8/10/07                                                       4,000                                                    3,999
3.38%, 9/14/07                                                       1,690                                                    1,662
5.26%, 11/1/07                                                       2,750                                                    2,750
                                                                                                                              -----
                                                                                                                            142,840
                                                                                                                            -------
FREDDIE MAC  (20.3%)
3.75%, 11/15/06                                                      5,000                                                    4,997
5.25%, 11/21/06 **                                                   5,000                                                    4,986
2.50%, 11/28/06                                                      2,250                                                    2,246
5.36%, 12/1/06 **                                                    2,350                                                    2,340
5.29%, 12/5/06 **                                                   12,045                                                   11,986
2.88%, 12/15/06                                                     15,605                                                   15,562
2.38%, 2/15/07                                                       4,643                                                    4,604
5.28%, 2/16/07 **                                                    5,000                                                    4,924
2.85%, 2/23/07                                                       3,706                                                    3,678
4.25%, 2/28/07                                                       3,150                                                    3,138
4.88%, 3/15/07                                                      10,000                                                    9,981
4.50%, 4/18/07                                                       5,000                                                    4,983
3.20%, 4/30/07                                                       8,000                                                    7,917
5.26%, 6/19/07 *                                                    15,000                                                   15,000
3.75%, 8/3/07                                                        1,100                                                    1,088
4.00%, 8/17/07                                                       2,000                                                    1,980
4.50%, 8/22/07                                                       3,150                                                    3,130
5.17%, 9/27/07 *                                                    10,000                                                    9,998
5.32%, 1/15/42 *                                                    24,273                                                   24,273
5.32%, 10/15/45 *                                                    9,903                                                    9,903
                                                                                                                              -----
                                                                                                                            146,714
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              411,532
                                                                                                                            -------

REPURCHASE AGREEMENTS (42.6%)
Deutsche Bank, 5.29%, 11/01/06,
(Proceeds at maturity, $160,024,
Collateralized by various U.S.
Government Agency securities,
4.25%-5.72%, 8/4/08-8/28/17, value $163,201)                       160,000                                                  160,000
UBS Investment Bank, 5.29%,
11/01/06, (Proceeds at maturity,
$146,479, Collateralized by various U.S.
Government Agency securities,
2.45%-5.50%, 3/23/07-7/15/36, value
$149,387)                                                          146,457                                                  146,457
                                                                                                                            -------
TOTAL REPURCHASE AGREEMENTS                                                                                                 306,457
                                                                                                                            -------

MONEY MARKETS  (0.2%)
AIM STIT Government Agency Money
Market Fund                                                      1,137,751                                                    1,138
Goldman Sachs Financial Square
Government Fund                                                      4,178                                                        4
                                                                                                                                  -
TOTAL MONEY MARKETS                                                                                                           1,142
                                                                                                                              -----

TOTAL (COST $732,718) (+)   -   101.9%                                                                                     $732,718
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                      VALUE
U.S. GOVERNMENT AGENCIES  (96.3%)
FEDERAL FARM CREDIT BANK  (23.5%)
5.16%, 11/2/06 **                                               $    4,600                                                 $  4,599
5.17%, 11/7/06 **                                                    5,000                                                    4,996
5.18%, 11/14/06 **                                                   3,790                                                    3,783
3.02%, 11/24/06                                                      1,000                                                      999
5.47%, 12/15/06 **                                                   1,475                                                    1,466
5.19%, 12/22/06 *                                                    5,000                                                    5,000
5.25%, 1/3/07 *                                                     12,150                                                   12,151
3.27%, 1/12/07                                                       1,000                                                      997
4.60%, 1/23/07                                                         500                                                      500
5.17%, 4/27/07 *                                                    15,000                                                   14,998
                                                                                                                             ------
                                                                                                                             49,489
                                                                                                                             ------
FEDERAL HOME LOAN BANK  (72.3%)
5.18%, 11/1/06 **                                                   15,230                                                   15,231
5.19%, 11/3/06 **                                                   13,415                                                   13,411
5.19%, 11/6/06 **                                                   13,845                                                   13,836
5.16%, 11/8/06 **                                                    8,000                                                    7,992
5.20%, 11/9/06 *                                                     5,000                                                    5,000
5.17%, 11/10/06 **                                                   6,075                                                    6,067
5.18%, 11/13/06 **                                                   5,835                                                    5,825
2.75%, 11/15/06                                                      4,945                                                    4,940
3.00%, 11/15/06                                                      1,000                                                      999
3.13%, 11/15/06                                                      1,410                                                    1,409
4.13%, 11/15/06                                                      1,685                                                    1,684
4.88%, 11/15/06                                                        400                                                      400
4.10%, 11/17/06                                                        300                                                      300
5.21%, 11/22/06 **                                                   4,680                                                    4,666
3.20%, 11/29/06                                                      1,000                                                      999
5.20%, 12/6/06 **                                                    5,000                                                    4,975
5.29%, 12/13/06 **                                                   4,325                                                    4,299
2.75%, 12/15/06                                                      1,350                                                    1,346
5.28%, 12/29/06 **                                                   4,217                                                    4,182
3.80%, 1/16/07                                                         500                                                      498
4.63%, 1/17/07                                                       1,440                                                    1,438
3.50%, 1/18/07                                                         510                                                      508
4.00%, 1/23/07                                                       1,500                                                    1,495
4.70%, 1/30/07                                                       3,000                                                    2,995
2.88%, 2/15/07                                                         300                                                      298
4.88%, 2/15/07                                                       1,855                                                    1,851
3.63%, 2/16/07                                                       2,500                                                    2,487
4.88%, 3/1/07                                                          725                                                      724
3.75%, 3/7/07                                                        1,500                                                    1,492
2.45%, 3/23/07                                                       1,350                                                    1,335
4.00%, 3/30/07                                                       1,575                                                    1,567
5.23%, 4/4/07 *                                                     10,000                                                    9,999
4.25%, 4/16/07                                                       2,500                                                    2,486
3.50%, 5/15/07                                                       1,970                                                    1,951
4.00%, 6/13/07                                                       1,000                                                      992
5.28%, 6/14/07 *                                                    10,000                                                   10,000
5.23%, 7/6/07 *                                                      5,000                                                    4,999

4.00%, 7/13/07                                                         435                                                      431
4.25%, 8/8/07                                                        2,200                                                    2,183
5.55%, 8/8/07                                                        1,175                                                    1,175
5.25%, 8/10/07                                                       1,000                                                    1,000
3.13%, 8/15/07                                                       1,000                                                      983
3.38%, 9/14/07                                                       1,000                                                      984
5.26%, 11/1/07                                                       1,000                                                    1,000
                                                                                                                              -----
                                                                                                                            152,432
                                                                                                                            -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.5%)
4.88%, 5/15/07                                                       1,120                                                    1,118
                                                                                                                              -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              203,039
                                                                                                                            -------

MONEY MARKETS  (4.1%)
AIM STIT Government Tax Advantage
Fund                                                             2,034,581                                                    2,035
Goldman Sachs Financial Square Federal
Fund                                                             6,501,332                                                    6,501
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           8,536
                                                                                                                              -----
TOTAL (COST $211,575) (+)   -   100.4%                                                                                     $211,575
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
TREASURY BILLS  (2.2%)
5.24%, 12/21/06 **                                              $   10,000                                                 $  9,930
5.16%, 4/26/07 **                                                   15,000                                                   14,636
                                                                                                                           --------
TOTAL TREASURY BILLS                                                                                                         24,566
                                                                                                                             ------

TREASURY NOTES  (13.0%)
2.63%, 11/15/06                                                     25,000                                                   24,977
3.50%, 11/15/06                                                     10,000                                                    9,996
2.88%, 11/30/06                                                     10,000                                                    9,984
3.13%, 1/31/07                                                      35,000                                                   34,821
6.25%, 2/15/07                                                      20,000                                                   20,066
6.63%, 4/30/07                                                      15,000                                                   14,889
6.63%, 5/15/07                                                      10,000                                                   10,076
6.13%, 8/15/07                                                      20,000                                                   20,159
                                                                                                                             ------
TOTAL TREASURY NOTES                                                                                                        144,968
                                                                                                                            -------

REPURCHASE AGREEMENTS (84.8%)
ABN AMRO, 5.26%, 11/01/06,
(Proceeds at maturity, $175,026,
Collaterized by various U.S. Treasury
securities, 4.50%-8.13%,
9/30/11-8/15/19, value $178,501)                                   175,000                                                  175,000
Bank of America, 5.27%, 11/01/06,
(Proceeds at maturity, $50,007,
Collaterized by a U.S. Treasury
security, 0.00%, 2/1/07, value
$51,001)                                                            50,000                                                   50,000
Deutsche Bank, 5.27%, 11/01/06,
(Proceeds at maturity, $260,038,
Collaterized by various U.S. Treasury
securities, 0.00%-4.88%,
11/9/06-8/15/10, value $265,200)                                   260,000                                                  260,000
Nesbitt Burns, 5.27%, 11/01/06,
(Proceeds at maturity, $225,033,
Collaterized by various U.S. Treasury
securities, 0.00%-13.25%,
11/2/06-2/15/31, value $229,501)                                   225,000                                                  225,000
UBS Investment Bank, 5.27%,
11/01/06, (Proceeds at maturity,
$233,926, Collaterized by various U.S.
Treasury securities, 3.63%-3.88%,
5/15/09-5/15/13, value $238,571)                                   233,892                                                  233,892
                                                                                                                            -------

TOTAL REPURCHASE AGREEMENTS                                                                                                 943,892
                                                                                                                            -------

MONEY MARKETS  (0.2%)
AIM STIT Money Market Fund                                       1,455,777                                                    1,456

Goldman Sachs Financial Square
Treasury Obligation                                              1,239,675                                                    1,240
                                                                                                                              -----
TOTAL MONEY MARKETS                                                                                                           2,696
                                                                                                                              -----

TOTAL (COST $1,116,122) (+)   -   100.2%                                                                                 $1,116,122
                                                                                                                         ==========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                PRINCIPAL
                                                                  AMOUNT                                                      VALUE
COMMERCIAL PAPER  (2.9%)
MICHIGAN  (2.9%)
State Building Authority, 3.60%,
11/2/06 *                                                           $5,000                                                 $  5,000
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        5,000
                                                                                                                              -----

MUNICIPAL BONDS  (96.4%)
MICHIGAN  (93.7%)
Ann Arbor Economic Development
Glacier Hills, Inc. Project, 3.57%, 11/1/25*                         2,000                                                    2,000
Corp., Limited Obligation Revenue,
Building Authority, 3.60%, 10/15/40 * (a)                            1,390                                                    1,390
Detroit School District, GO, 4.50%, 8/21/07                          2,000                                                    2,013
Detroit Water Supply System, 5.00%, 7/1/07                             500                                                      504
Detroit Water Supply System, Series C,
3.55%, 7/1/29, 2.7%, 7/1/29, FGIC**                                 10,000                                                   10,000
Detroit Waterfront Reclamation, Series C,
3.62%, 5/1/09 *                                                      3,400                                                    3,400
Dexter Community School District, GO,
6.25%, 5/1/07                                                        1,730                                                    1,751
Farmington Hills Economic
Development Corp., Marketing Displays
(AMT), 3.96%, 9/1/08 *                                                 270                                                      270
Ferndale School District, GO, 5.50%,
5/1/22, (Prerefunded 5/1/07 @ 100)                                     200                                                      202
Genesee County Economic Development
Corp., Rawcar Group, (AMT), 3.70%,
5/1/20 *                                                             2,005                                                    2,005
Holland School District, GO, 4.00%, 5/1/07                             150                                                      150
Hospital Finance Authority Revenue,
Balmoral, Inc., 3.25%, 9/1/16 * (a)                                    445                                                      445
Housing Development Authority, Hunt
Club Apartments, 3.60%, 7/15/35 *                                      475                                                      475
Housing Development Authority,
Limited Obligation Revenue, Shoal
Creek, 3.58%, 10/1/07 *                                              5,080                                                    5,080
Housing Development Authority, Ltd.,
3.66%, 6/1/25 *                                                      5,050                                                    5,050
Housing Development Authority, Ltd.,
3.63%, 1/1/29 * (a)                                                  3,800                                                    3,800
Housing Development Authority, River
Place Apartments, 3.59%, 6/1/18 *                                    2,000                                                    2,000
Housing Development Authority, Series A,
3.64%, 9/1/35 *                                                      6,850                                                    6,850

Jackson County Hospital Financial
Authority, Hospital Revenue, W.A. Foote
Memorial Hospital-B, 3.58%, 6/1/26 *                                 2,950                                                    2,950
Livonia Water Supply & Wastewater
Systems, 2.50%, 11/1/06 (a)                                            200                                                      200
Mancelona Area Water Sewer Authority,
Water Supply Systems Revenue, 3.65%,
4/1/21 *                                                               940                                                      940
Marquette City Hospital Finance,
Marquette General Hospital Group,
3.66%, 7/1/09 *                                                      1,755                                                    1,755
Marquette County Economic
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 3.82%, 6/1/12 *                                       725                                                      725
Marquette, Ltd. Tax, GO, 4.00%,
11/1/07                                                                150                                                      151
Muni Bond Authority Revenue, Series
B-2, 4.50%, 8/20/07                                                  1,000                                                    1,006
Muskegon County Wastewater
Management System No. 1 (AMT),
5.00%, 7/1/07                                                        1,000                                                    1,009
Oakland County Economic Development
Corp., Limited Obligation Revenue,
Moody Family, Ltd. (AMT), 3.77%,
9/1/12 * (a)                                                         1,835                                                    1,835
Oakland County Economic Development
Corp., North America (AMT), 3.74%,
7/1/18 * (a)                                                         1,240                                                    1,240
Public Power Agency Revenue, Series A,
5.00%, 1/1/07 (a)                                                    2,000                                                    2,005
Romeo Community School District
Building & Site, GO, 5.00%, 5/1/07                                     125                                                      126
Saginaw School District Building &
Site, GO, 4.00%, 5/1/07                                              1,210                                                    1,213
Southfield Economic Development,
Lawrence Technical University Project,
3.67%, 10/1/31 *                                                     2,850                                                    2,850
State Building Authority Revenue,
3.60%, 10/15/16 *                                                    3,900                                                    3,900
State Comprehensive Transportation,
Series B, 5.00%, 5/15/07                                               400                                                      403
State Environmental Protection Program,
GO, 5.50%, 11/1/06                                                     385                                                      385
State Hospital Finance Authority
Revenue, 3.60%, 5/1/36 *                                             2,185                                                    2,185
State Hospital Finance Authority
Revenue, Henry Ford Health Center,
3.56%, 11/15/40 *                                                    4,900                                                    4,900
State Hospital Financial Authority
Revenue, Holland Community Hospital,
Series B, 3.59%, 1/1/34 *                                            1,000                                                    1,000
Strategic Fund Limited Obligation
Revenue, 3.59%, 5/1/32 *                                             5,000                                                    5,001
Strategic Fund, Automatic Spring
(AMT), 3.82%, 9/1/10 *                                                 700                                                      700

Strategic Fund, Banks Hardwoods, Inc.
(AMT), 3.71%, 7/1/12 * (a)                                             692                                                      692
Strategic Fund, Biewer of Lansing
(AMT), 3.71%, 5/1/19 * (a)                                             700                                                      700
Strategic Fund, Donnelly Corp., Series A
(AMT), 3.67%, 3/1/10 * (a)                                           4,500                                                    4,500
Strategic Fund, Donnelly Corp., Series B
(AMT), 3.80%, 4/1/08 * (a)                                           2,500                                                    2,500
Strategic Fund, Emerson Schools,
3.64%, 7/1/24 * (a)                                                  2,540                                                    2,540
Strategic Fund, Environmental Powder
Co., (AMT), 3.74%, 7/1/22 *                                            120                                                      120
Strategic Fund, Fitz-Land LLC (AMT),
3.70%, 8/1/25 *                                                      2,190                                                    2,190
Strategic Fund, Fleet Engineers Project
(AMT), 3.74%, 9/1/09 *                                                 200                                                      200
Strategic Fund, Forest City
Technologies (AMT), 3.70%, 9/1/15 *                                  1,300                                                    1,300
Strategic Fund, Frederick Wolfgang
(AMT), 3.74%, 9/1/26 *                                                 795                                                      795
Strategic Fund, Glastender, Inc. (AMT),
3.80%, 9/1/08 * (a)                                                    415                                                      415
Strategic Fund, John Dekker & Sons
(AMT), 3.74%, 1/1/18 *                                                 355                                                      355
Strategic Fund, Joy Properties LLC,
3.77%, 5/1/17 * (a)                                                    580                                                      580
Strategic Fund, Kaspari Investments
LLC, (AMT), 3.80%, 6/1/09 * (a)                                        100                                                      100
Strategic Fund, Kazoo, Inc. (AMT),
4.00%, 3/15/07 *                                                        95                                                       95
Strategic Fund, Kundinger (AMT),
3.74%, 2/1/29 * (a)                                                  1,130                                                    1,130
Strategic Fund, Limited Obligation
Revenue, Aspen Reality LLC. Project
(AMT), 3.90%, 7/1/13 * (a)                                             100                                                      100
Strategic Fund, Limited Obligation
Revenue, Besser International Sales Co.
Project, (AMT), 3.80%, 9/1/11 * (a)                                    200                                                      200
Strategic Fund, Limited Obligation
Revenue, BK Real Estate Project (AMT),
3.68%, 12/1/23 *                                                     1,990                                                    1,990
Strategic Fund, Limited Obligation
Revenue, Bowers Manufacturing Co.
(AMT) 3.80%, 9/1/10 * (a)                                              400                                                      400
Strategic Fund, Limited Obligation
Revenue, Cayman Chemical Company
Project (AMT), 3.69%, 6/1/28 * (a)                                     830                                                      830
Strategic Fund, Limited Obligation
Revenue, Creative Foam Corp. (AMT),
3.80%, 11/1/11 * (a)                                                 2,400                                                    2,400
Strategic Fund, Limited Obligation
Revenue, CTD Real Estate Co. (AMT),
3.90%, 11/1/12 * (a)                                                   100                                                      100
Strategic Fund, Limited Obligation
Revenue, Delta Containers, Inc. (AMT),
3.80%, 3/1/11 *                                                      1,800                                                    1,800

Strategic Fund, Limited Obligation
Revenue, Detroit Symphony Project,
Series B, 3.65%, 6/1/31 *                                            1,100                                                    1,100
Strategic Fund, Limited Obligation
Revenue, Eclipse Mold (AMT), 3.90%,
12/1/12 * (a)                                                          400                                                      400
Strategic Fund, Limited Obligation
Revenue, Flyer Fund Leasing LLC
Project, 3.80%, 11/1/17 * (a)                                        1,300                                                    1,300
Strategic Fund, Limited Obligation
Revenue, Gebara Management Co. LLC
Project, 3.80%, 11/1/13 * (a)                                          300                                                      300
Strategic Fund, Limited Obligation
Revenue, Harbor Industries, Inc. Project
(AMT), 3.82%, 4/1/25 *                                                 400                                                      400
Strategic Fund, Limited Obligation
Revenue, Heartland Goodwill Project,
3.58%, 9/1/25 *                                                      1,000                                                    1,000
Strategic Fund, Limited Obligation
Revenue, Henry Ford Museum Village
Project, 3.62%, 12/1/33 *                                              395                                                      395
Strategic Fund, Limited Obligation
Revenue, Jet Enterprises (AMT), 3.69%,
3/1/11 * (a)                                                           500                                                      500
Strategic Fund, Limited Obligation
Revenue, Lakeport Realty Project, 3.90%,
6/1/07 * (a)                                                           200                                                      200
Strategic Fund, Limited Obligation
Revenue, Landscape Forms, Inc. Project
(AMT), 3.80%, 5/1/14 * (a)                                             200                                                      200
Strategic Fund, Limited Obligation
Revenue, Lansing Saint Vincent Home
Project, 3.59%, 8/1/28 * (a)                                         3,555                                                    3,555
Strategic Fund, Limited Obligation
Revenue, Midwest Kellering Co. Project
(AMT), 3.80%, 6/1/19 * (a)                                           1,500                                                    1,500
Strategic Fund, Limited Obligation
Revenue, Milan Screw Products Inc.
Project (AMT), 3.80%, 9/1/16 *                                         300                                                      300
Strategic Fund, Limited Obligation
Revenue, MOT LLC Project, 3.58%,
12/1/34 *                                                            1,000                                                    1,000
Strategic Fund, Limited Obligation
Revenue, Non-Ferrous Cast Alloys
Project (AMT), 3.80%, 3/1/19 *                                         435                                                      435
Strategic Fund, Limited Obligation
Revenue, Oak Industrial Drive Project
(AMT), 3.74%, 11/1/33 * (a)                                            950                                                      950
Strategic Fund, Limited Obligation
Revenue, Orchestra Place Renewal Project,
3.58%, 9/1/22 *                                                      1,935                                                    1,935
Strategic Fund, Limited Obligation
Revenue, Peachwood Center, 3.58%,
6/1/16 *                                                             1,000                                                    1,000
Strategic Fund, Limited Obligation
Revenue, Production Engineering Project
(AMT), 3.67%, 6/1/13 * (a)                                           1,400                                                    1,400

Strategic Fund, Limited Obligation
Revenue, Profile Industrial Packaging
(AMT), 3.72%, 9/1/09 *                                                 375                                                      375
Strategic Fund, Limited Obligation
Revenue, R. L. Adams Plastics, Inc.
(AMT), 3.74%, 5/1/23 * (a)                                           1,600                                                    1,600
Strategic Fund, Limited Obligation
Revenue, RA Rink LLC Project (AMT),
3.90%, 11/1/17 * (a)                                                 1,040                                                    1,040
Strategic Fund, Limited Obligation
Revenue, RL Enterprises LLC (AMT),
3.90%, 12/1/09 * (a)                                                   400                                                      400
Strategic Fund, Limited Obligation
Revenue, Van Andel Research Institute
Project, 3.63%, 11/1/27 *                                              500                                                      500
Strategic Fund, Limited Obligation
Revenue, Whitehall Industries, Inc.
Project (AMT), 3.68%, 3/1/25 *                                         100                                                      100
Strategic Fund, Limited Obligation
Revenue, Whitehall Industries, Inc.
(AMT), 3.80%, 11/1/20 * (a)                                            700                                                      700
Strategic Fund, Lions Bear Lake Camp
Project, 3.70%, 8/1/32 * (a)                                         1,025                                                    1,025
Strategic Fund, MacArthur (AMT),
3.74%, 6/1/15 *                                                      2,000                                                    2,000
Strategic Fund, Maco Steel, Inc.
(AMT), 3.74%, 3/1/24 *                                               1,510                                                    1,510
Strategic Fund, Merrill Group (AMT),
3.75%, 10/1/22 * (a)                                                 1,125                                                    1,125
Strategic Fund, Middleville Tool & Die
Project (AMT), 3.80%, 9/1/13 * (a)                                   1,800                                                    1,800
Strategic Fund, Patten Monument
(AMT), 3.74%, 11/1/26 *                                                635                                                      635
Strategic Fund, Phipps Emmett
Association (AMT), 3.82%, 12/1/23 *                                  2,000                                                    2,000
Strategic Fund, Proto-Techniques
(AMT), 3.74%, 12/1/26 * (a)                                          2,355                                                    2,355
Strategic Fund, SFI Acquisition, Inc.
(AMT), 3.74%, 2/1/28 * (a)                                             900                                                      900
Strategic Fund, Stegner East Investments
LLC Project (AMT), 3.74%, 6/1/29 * (a)                               3,040                                                    3,040
Strategic Fund, Thompson Family
Holdings (AMT), 3.80%, 7/1/28 *                                        860                                                      860
Strategic Fund, Trenton Forging Co.
(AMT), 3.67%, 6/1/20 * (a)                                             990                                                      990
Strategic Fund, Trio Tool Co. (AMT),
3.75%, 7/1/24 *                                                      1,150                                                    1,150
Strategic Fund, Ultra Tech Printing Co.
(AMT), 3.74%, 8/1/23 *                                               1,030                                                    1,030
Strategic Fund, Waltec American
Forging (AMT), 3.80%, 10/1/09 * (a)                                  1,415                                                    1,415
Strategic Fund, Warren Screw Products,
Inc. (AMT), 3.80%, 9/1/16 * (a)                                        400                                                      400
Strategic Fund, Wright K Technology,
Inc. (AMT), 3.80%, 5/1/17 * (a)                                        595                                                      595

Strategic Fund, YMCA Detroit Project,
3.61%, 5/1/31 *                                                      1,000                                                    1,000
University of Michigan Hospital
Revenue, Series A, 3.64%, 12/1/19 *                                    200                                                      200
University of Michigan, Series A-2,
3.64%, 12/1/24 *                                                     2,000                                                    2,000
Warren Economic Development Corp.,
Limited Obligation, CMX Corp. (AMT),
4.00%, 3/15/07 *                                                       275                                                      275
Wayne Charter County, Airport
Revenue, Detroit Metro County (AMT),
3.62%, 12/1/16 *                                                       500                                                      500
Wayne Charter County, Airport
Revenue, Detroit Metro County, Series D
(AMT), 5.25%, 12/1/06                                                1,000                                                    1,001
Ypsilanti School District, GO, 5.40%,
5/1/09, (Prerefunded 5/1/07 @ 100)                                     540                                                      545
                                                                                                                                ---
                                                                                                                            160,832
                                                                                                                            -------
PUERTO RICO  (2.7%)
Industrial Medical & Environmental
Pollution Control, Facilities Financing
Authority, Abbott Laboratories, 3.55%,
3/1/23 * (a)                                                         4,695                                                    4,695
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       165,527
                                                                                                                            -------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                                       1,502                                                        2
Dreyfus Tax Exempt Money
Market Fund                                                         39,004                                                       39
Goldman Sachs Financial Tax Free
Money Market Fund                                                  180,261                                                      179
Merrill Lynch Institutional Tax
Exempt Fund                                                          1,517                                                        2
                                                                                                                                  -
TOTAL MONEY MARKETS                                                                                                             222
                                                                                                                                ---

TOTAL (COST $170,749) (+)   -   99.4%                                                                                      $170,749
                                                                                                                           ========


-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
October 31, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                     VALUE
COMMERCIAL PAPER  (1.9%)
MICHIGAN  (1.9%)
State Building Authority, 3.60%, 11/2/06                        $    5,000                                                 $  5,000
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        5,000
                                                                                                                              -----

MUNICIPAL BONDS  (97.8%)
ARIZONA  (0.9%)
Phoenix Industrial Development
Authority Multifamily Housing, Sunrise
Vista Apartments, Series A (AMT),
3.67%, 6/1/31 *                                                      1,000                                                    1,000
Revenue Bond Certificate Series Trust,
3.81%, 12/1/34 *(a)                                                  1,500                                                    1,500
                                                                                                                              -----
                                                                                                                              2,500
                                                                                                                              -----
ARKANSAS  (0.7%)
Sheridan Industrial Development,
3.59%, 8/1/14 *(a)                                                   2,000                                                    2,000
                                                                                                                              -----

COLORADO  (8.3%)
Arapahoe County Water and
Wastewater Authority Revenue, Series A,
3.59%, 12/1/33 *                                                     4,000                                                    4,000
Aurora Centretech, Metropolitan
District, Series A, 3.45%, 12/1/28 *                                 1,000                                                    1,000
Castlewood Ranch Metropolitan
District, 3.45%, 12/1/34 *                                           2,500                                                    2,500
Central Platte Valley Metropolitan
District, 3.45%, 12/1/31 *                                             500                                                      500
Colorado Springs, Revenue, National
Strength and Condition, 3.67%, 11/1/22 *                               660                                                      660
Commerce City Northern, 3.61%, 12/1/28 *                             1,500                                                    1,500
Denver City & County Airport
Revenue, Series C, 3.60%, 11/15/25 *                                 2,400                                                    2,400
Denver City & County Airport
Revenue, Series F, 3.60%, 11/15/25 *                                 2,000                                                    2,000
Durango, Revenue, Health and Human
Services, 3.67%, 12/15/14 *                                            640                                                      640
Parker, Automotive Metropolitan
District, 3.45%, 12/1/34 *                                           2,000                                                    2,000
Pinery West Metropolitan District No. 2,
3.25%, 11/1/32 *                                                     4,200                                                    4,200
Revenue Bond Certificate Series Trust,
3.81%, 12/1/34 *(a)                                                  1,000                                                    1,000
                                                                                                                              -----
                                                                                                                             22,400
                                                                                                                             ------

FLORIDA  (2.1%)
Alachua County Health Facilities
Authority Revenue, Shands Teaching
Hospital and Clinic, 3.64%, 12/1/32 *                                  500                                                      500
Collier County Housing Finance
Authority Multi Family Revenue,
3.65%, 9/1/47 *                                                        500                                                      500
Hillsborough County Housing Finance
Authority Multi Family Revenue,
3.61%, 12/15/38 *                                                    1,340                                                    1,340
Municipal Power Agency, 3.60%, 1/5/07                                1,000                                                    1,000
Palm Beach County Housing Finance
Authority Multifamily Revenue, Azalea
Place Apartments, Series A (AMT),
3.72%, 12/1/32 *                                                     2,200                                                    2,200
                                                                                                                              -----
                                                                                                                              5,540
                                                                                                                              -----
GEORGIA  (1.2%)
Emanuel County Development
Authority Revenue, 3.67%, 4/1/12 *                                   1,475                                                    1,475
Kennesaw Development Authority,
3.61%, 4/1/37 *                                                      1,500                                                    1,500
Macon-Bibb County Hospital
Authority Revenue, 3.64%, 5/1/30 *                                     360                                                      360
                                                                                                                                ---
                                                                                                                              3,335
                                                                                                                              -----
IDAHO  (0.6%)
Hailey Industrial Development Corp,
Rocky Mountain Hardware (AMT),
3.77%, 9/1/31 *                                                      1,000                                                    1,000
Power County, Pollution Control
Revenue, FMC Corp. Project, 3.65%,
12/1/10 *                                                              500                                                      500
                                                                                                                                ---
                                                                                                                              1,500
                                                                                                                              -----
ILLINOIS  (15.6%)
Chicago O'Hare International Airport
Revenue, 5.00%, 1/1/07                                                 330                                                      331
Chicago O'Hare International Airport
Revenue, Compagnie National, Air
France, 3.64%, 5/1/18 *                                              2,000                                                    2,000
Chicago Park District, Series B, 4.50%,
1/1/07                                                                 200                                                      200
Chicago Solid Waste Disposal Facility
Revenue, 3.74%, 12/1/15 *(a)                                         1,000                                                    1,000
Crystal Lake Industrial Development
Revenue, 3.78%, 6/1/36 *                                             1,500                                                    1,500
Development Finance Authority,
WTVP Channel 47, Series A, Lake
County Family YMCA, 3.62%, 9/1/22 *                                  3,650                                                    3,650
Development Financial Authority
Pollution Control Revenue, Diamond
Star Motors Project, 3.66%, 12/1/08 *(a)                             2,000                                                    2,000
Educational Facilities Authority, Field
Museum of Natural History, 3.67%,
11/1/25 *(a)                                                         4,900                                                    4,900
Educational Facilities Authority, Lake
County Family YMCA, 3.67%, 11/1/30 *                                 1,450                                                    1,450

Financial Authority Revenue, (AMT),
3.68%, 8/1/24 *                                                      1,615                                                    1,615
Financial Authority Revenue, (AMT),
3.68%, 6/1/25 *                                                      1,300                                                    1,300
Financial Authority Revenue, (AMT),
3.62%, 6/1/26 *                                                      4,000                                                    4,000
Health Facilities Authority, 3.57%,
1/1/16 *(a)                                                          2,000                                                    2,000
Health Facilities Authority Revenue,
3.57%, 8/15/33 *                                                     1,500                                                    1,500
Lake Villa, Allendale Association,
3.65%, 10/1/26 *(a)                                                  4,640                                                    4,640
Peoria, Peoria Academy, 3.75%,
9/1/26 *(a)                                                          4,200                                                    4,200
Rock Island County Airport Authority
Revenue, 3.62%, 12/1/18 *                                            1,235                                                    1,235
West Chicago Industrial Development,
Bison Gear & Engineering, (AMT),
3.72%, 5/1/22 *                                                      4,096                                                    4,096
                                                                                                                              -----
                                                                                                                             41,617
                                                                                                                             ------
INDIANA  (9.0%)
Advanced Funding Program, Series A,
4.50%, 2/1/07                                                        1,000                                                    1,003
Crawfordsville, Economic
Development, Autumn Woods
Apartments, Series A, 3.59%, 1/1/30 *                                3,349                                                    3,349
Dekko Foundation Educational
Facilities Revenue, Series I, 3.75%,
4/1/21 *(a)                                                            605                                                      605
Development Financial Authority,
Mental Health, 3.67%, 12/1/22 *(a)                                   3,400                                                    3,400
Development Financial Authority,
Regional Council of Carpenters, 3.70%,
9/1/31 *(a)                                                          1,165                                                    1,165
Dyer Industrial Health Care Facilities
Revenue, 3.74%, 8/1/12 *                                             2,370                                                    2,370
Indianapolis, State Development
Finance Authority, Lutheran
Educational Facilities Project, 3.60%,
10/1/17 *(a)                                                         2,475                                                    2,475
Ivy Tech Community College, Series K,
4.00%, 7/1/07                                                          330                                                      331
Saint Joseph County, Economic
Development Revenue, 3.67%, 6/1/22 *                                 2,300                                                    2,300
State Development Finance Authority
Environmental Revenue, (AMT),
3.69%, 9/1/31 *                                                      6,000                                                    6,000
State Finance Authority, Mittal Steel
USA, (AMT), 3.65%, 8/1/30 *                                          1,000                                                    1,000
                                                                                                                              -----
                                                                                                                             23,998
                                                                                                                             ------
IOWA  (1.4%)
Scott County Industrial Development,
MA Ford Manufacturing Company,
Inc., Class A, (AMT), 3.67%, 10/1/20 *                               1,700                                                    1,700

Sergeant Bluff Industrial Development
Revenue, 3.68%, 3/1/16 *(a)                                          2,100                                                    2,100
                                                                                                                              -----
                                                                                                                              3,800
                                                                                                                              -----
KANSAS  (0.3%)
Development Finance Authority,
Shalom Revenue, 3.63%, 11/15/28 *                                      750                                                      750
                                                                                                                                ---

KENTUCKY  (1.5%)
Economic Development Finance
Authority Industrial Building, Republic
Services, Inc., (AMT), 3.65%, 6/1/31 *                               4,000                                                    4,000
                                                                                                                              -----

LOUISIANA  (0.3%)
Calcasieu Parish, Inc., Industrial
Development Board, Environmental
Revenue, Citgo Petroleum Corp.,
(AMT), 3.66%, 12/1/24 *                                                800                                                      800
                                                                                                                                ---

MICHIGAN  (11.0%)
Building Authority, 3.60%, 10/15/40 *                                  100                                                      100
Detroit Waterfront Reclamation,
Series C, 3.62%, 5/1/09 *                                            3,000                                                    3,000
Hospital Financial Authority Revenue,
Crittenton Hospital, Series A, 3.64%,
3/1/14 *                                                             4,210                                                    4,210
Hospital Financial Authority Revenue,
Crittenton Hospital, Series A, 3.64%,
3/1/30 *                                                             2,000                                                    2,000
Livonia Economic Development
Corp., 3.59%, 8/1/15 *(a)                                              720                                                      720
Macomb County Hospital Finance
Authority Mount Clemens, Series A,
3.66%, 10/1/20 *                                                    13,220                                                   13,219
Muskegon County Wastewater
Management System No. 1, (AMT),
5.00%, 7/1/07                                                        1,110                                                    1,120
Strategic Fund, Limited Obligation
Revenue, Detroit Symphony Project,
Series B, 3.65%, 6/1/31 *                                            2,055                                                    2,055
Strategic Fund, Limited Obligation
Revenue, Lansing Saint Vincent Home
Project, 3.59%, 8/1/28 *                                             2,905                                                    2,905
                                                                                                                              -----
                                                                                                                             29,329
                                                                                                                             ------
MINNESOTA  (4.3%)
Blue Earth Industrial Development
Revenue, (AMT), 3.76%, 6/1/21 *                                      1,440                                                    1,440
Lauderdale, Children's Home Society,
3.74%, 12/1/30 *                                                       415                                                      415
Little Canada Industrial Development
Revenue, (AMT), 3.79%, 6/1/16 *(a)                                     420                                                      420
Minneapolis, Minnehaha Academy
Project, 3.74%, 5/1/26 *                                             3,600                                                    3,600
Roseville Health Care Facilities
Revenue, Presbyterian Homes Project,
3.69%, 10/1/29 *                                                     2,530                                                    2,530

Saint Paul Housing & Redevelopment
Authority, Multifamily Housing
Revenue, (AMT), 3.70%, 1/1/27 *                                        400                                                      400
St. Paul Port Authority Industrial
Development Authority (AMT), 3.67%,
12/1/22 *                                                            1,500                                                    1,500
State Higher Education Facilities
Authority Revenue, 3.64%, 10/1/30 *                                  1,335                                                    1,335
                                                                                                                              -----
                                                                                                                             11,640
                                                                                                                             ------
MISSOURI  (3.3%)
Sikeston Industrial Development
Authority Revenue, 3.77%, 7/1/09 *(a)                                  710                                                      710
State Health & Education Facilities
Authority, Drury College, 3.69%,
8/15/24 *                                                            1,000                                                    1,000
State Health & Educational Facilities
Authority, Drury University, 3.69%,
8/15/28 *                                                            1,610                                                    1,610
State Health & Educational Facilities
Authority, Missouri Valley College,
3.69%, 10/1/31 *                                                     1,600                                                    1,600
State Public Utilities Commission,
4.50%, 9/15/07                                                       4,000                                                    4,029
                                                                                                                              -----
                                                                                                                              8,949
                                                                                                                              -----
NEVADA  (4.1%)
Clark County Industrial Development
Revenue, 3.69%, 11/1/20 *                                           11,020                                                   11,019
Douglas County, Solid Waste Disposal,
3.00%, 12/1/06                                                         100                                                      100
                                                                                                                                ---
                                                                                                                             11,119
                                                                                                                             ------
NEW HAMPSHIRE  (1.0%)
New Hampshire Business Finance
Authority Industrial Development
Revenue, 3.62%, 6/1/23 *(a)                                          2,600                                                    2,600
                                                                                                                              -----

NEW YORK  (1.0%)
New York City Housing Development
Corp. Multi Family Revenue, 3.58%,
6/1/36 *                                                             2,300                                                    2,300
State Housing Finance Authority
Revenue, (AMT), 3.60%, 11/1/36 *                                       500                                                      500
                                                                                                                                ---
                                                                                                                              2,800
                                                                                                                              -----

NORTH CAROLINA  (5.0%)
Capital Facilities Finance Agency
Exempt Revenue, 3.69%, 7/1/34 *                                      1,300                                                    1,300
Capital Finance Agency Solid Waste
Disposal, Duke Energy Carolinas, Series A,
(AMT), 3.60%, 10/1/31 *                                              4,000                                                    4,000
Capital Finance Agency Solid Waste
Disposal, Duke Energy Carolinas, Series B,
(AMT), 3.60%, 10/1/31 *                                              4,500                                                    4,500
Halifax County Industrial Facilities &
Pollution Financing Authority Revenue,
3.70%, 12/1/19 *                                                     2,600                                                    2,600

Lee County Industrial Facilities &
Pollution Control Funding Authority
Revenue, Trion, Inc. Project, 3.67%,
11/1/11 *(a)                                                         1,000                                                    1,000
                                                                                                                              -----
                                                                                                                             13,400
                                                                                                                             ------
NORTH DAKOTA  (0.2%)
Hebron Industrial Development
Revenue, 3.69%, 3/1/15 *(a)                                            440                                                      440
                                                                                                                                ---

OHIO  (5.1%)
Anderson Township, 4.75%, 6/14/07                                    2,490                                                    2,506
Columbiana County, Revenue, East
Liverpool, 3.65%, 10/1/23 *                                          1,155                                                    1,155
Coshocton County, Hospital Revenue,
3.75%, 3/1/14 *(a)                                                     180                                                      180
Fairfield County, Airport
Improvement, (AMT), 4.88%, 4/19/07                                     520                                                      522
Greene County, Variable Purpose,
Series C, GO, 4.50%, 8/14/07                                         1,000                                                    1,006
Independence, Economic
Development Revenue, 3.65%, 12/1/16 *                                2,495                                                    2,495
Montgomery County, Economic
Development, Benjamin & Marian Arts
Center, Series A, 3.65%, 4/1/11 *                                    1,160                                                    1,160
Montgomery County, Economic
Development, The Dayton Art Institute,
3.67%, 5/1/26 *                                                      1,400                                                    1,400
Montgomery County, Health Care
Facilities, Community Blood Center,
3.75%, 12/1/20 *                                                     1,580                                                    1,580
State Air Quality Development
Authority, Pollution Control, Ohio
Edison, Series C, 3.71%, 9/1/18 *                                      900                                                      900
Summit County, Industrial
Development Revenue, SSP Fittings
Corporate Project, 3.85%, 9/1/11 *                                     785                                                      785
                                                                                                                                ---
                                                                                                                             13,689
                                                                                                                             ------
OREGON  (1.8%)
Portland Special Obligation Revenue,
(AMT), 3.59%, 3/1/36 *                                               2,000                                                    2,000
State Economic Development
Revenue, 3.69%, 12/1/25 *                                            2,400                                                    2,400
State Economic Development
Revenue, (AMT), 3.69%, 11/1/16 *(a)                                    500                                                      500
                                                                                                                                ---
                                                                                                                              4,900
                                                                                                                              -----
PENNSYLVANIA  (5.0%)
Allegheny County Hospital
Development Authority Revenue,
3.78%, 5/1/14                                                        2,000                                                    2,000
Allegheny County Port Authority,                                     1,300                                                    1,306
4.50%, 6/29/07
Allegheny County, Industrial
Development Authority Revenue,
Sacred Heart High School, 3.63%,
6/1/22 *                                                             1,200                                                    1,200

Allegheny County, Industrial
Development Authority Revenue,
Sewickley Academy, Series A, 3.62%,
11/1/22 *                                                            1,100                                                    1,100
Berks County Industrial Development
Authority Revenue, (AMT), 3.65%,
12/1/11 *                                                            1,415                                                    1,415
Higher Educational Facilities Authority
Revenue, 3.19%, 11/1/12 *                                            1,600                                                    1,600
Higher Educational Facilities Authority
Revenue, Health System, Series A,
5.00%, 8/15/07                                                         500                                                      505
Somerset County Hospital Authority
Revenue, 3.40%, 3/1/22 *                                             1,000                                                    1,000
State Higher Educational Facilities
Authority, 3.20%, 11/1/32 *                                          1,850                                                    1,850
Westmoreland County Industrial,
3.59%, 12/1/24 *                                                     1,500                                                    1,500
                                                                                                                              -----
                                                                                                                             13,476
                                                                                                                             ------
SOUTH CAROLINA  (0.2%)
Jobs Economic Development
Authority Industrial Revenue, 3.69%,
2/1/26 *                                                               500                                                      500
                                                                                                                                ---

SOUTH DAKOTA  (3.3%)
Lawrence County Solid Waste
Disposal Revenue, Series A, 3.71%,
7/1/32 *                                                             8,900                                                    8,900
                                                                                                                              -----

TENNESSEE  (0.9%)
Greenville Industrial Development
Revenue, 3.59%, 5/1/13 *(a)                                            500                                                      500
Lewisburg Industrial Development
Board, Solid Waste Disposal, (AMT),
3.65%, 7/1/33 *                                                      2,000                                                    2,000
                                                                                                                              -----
                                                                                                                              2,500
                                                                                                                              -----
TEXAS  (1.1%)
Lufkin Health Facilities Development
Corp., 3.64%, 2/15/35 *                                                900                                                      900
Waco Industrial Development Corp.
Economic Development Revenue,
3.77%, 6/1/14 *                                                      2,100                                                    2,100
                                                                                                                              -----
                                                                                                                              3,000
                                                                                                                              -----
UTAH  (0.9%)
Housing Corp., Single Family
Mortgage Revenue, Series A, Class I,
(AMT), 2.35%, 7/1/07                                                   880                                                      867
Salt Lake County Training Facilities
Revenue, Community Foundation
Disabled Project, 3.67%, 8/1/30 *                                    1,540                                                    1,540
                                                                                                                              -----
                                                                                                                              2,407
                                                                                                                              -----
VIRGINIA  (1.3%)
Brunswick County Industrial
Development Authority, 3.80%, 1/1/17 *                               1,000                                                    1,000

Suffolk Redevelopment & Housing
Authority, Multi-Family Housing
Revenue, North Beach Apartments,
3.67%, 9/1/19 *(a)                                                   1,300                                                    1,300
Wythe County Industrial Development
Authority Revenue, (AMT), 3.72%,
12/1/14 *(a)                                                         1,230                                                    1,230
                                                                                                                              -----
                                                                                                                              3,530
                                                                                                                              -----
WASHINGTON  (4.0%)
Bremerton Revenue, 3.62%, 12/1/28 *                                  3,000                                                    3,000
Health Care Facilities Authority
Revenue, Inland Northwest Blood,
3.62%, 8/1/26 *                                                      3,970                                                    3,970
Kitsap County Industrial Development
Corp., 3.67%, 6/1/31 *                                               1,400                                                    1,400
Pierce County School District, 3.50%,
12/1/06                                                                250                                                      250
Seattle Housing Authority Revenue,
3.65%, 12/1/36 *                                                       400                                                      400
Yakama Indian Nation Confederated
Tribes & Bands, 3.63%, 6/1/07 *(a)                                   1,300                                                    1,300
Yakima County Public Corp., 3.75%,
1/1/18 *                                                               400                                                      400
                                                                                                                                ---
                                                                                                                             10,720
                                                                                                                             ------
WISCONSIN  (2.4%)
Manitowoc Industrial Development
Revenue, (AMT), 3.78%, 6/1/31 *                                      2,300                                                    2,300
Oconomowoc Community
Development Authority Multi Family
Revenue, 3.65%, 12/1/44 *                                            1,200                                                    1,200
Onalaska Industrial Development
Revenue, Empire Screen Printing,
(AMT), 3.78%, 9/1/26 *                                               1,000                                                    1,000
Waunakee Community School District,
 4.25%, 8/15/07                                                        300                                                      301
West Bend Industrial Development,
Jackson Concrete, Inc., (AMT), 3.78%,
9/1/36 *                                                             1,750                                                    1,750
                                                                                                                              -----
                                                                                                                              6,551
                                                                                                                              -----
TOTAL MUNICIPAL BONDS                                                                                                       262,690
                                                                                                                            -------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                                       1,520                                                        2
Dreyfus Tax Exempt Money Market
Fund                                                                21,347                                                       21
Goldman Sachs Financial Tax Free
Money Market Fund                                                  121,581                                                      122
                                                                                                                                ---
TOTAL MONEY MARKETS                                                                                                             145
                                                                                                                                ---

TOTAL (COST $267,835) (+)   -   99.8%                                                                                      $267,835
                                                                                                                           ========

-------------
Percentages indicated are based on net assets as of October 31, 2006.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

Notes to Schedules of Portfolio Investments

* Variable rate security. Rate presented represents the rate in effect at October 31, 2006. Maturity date reflects the actual maturity date.

**   Effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
GO - General Obligation
LOC - Letter of Credit

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION--The Fifth Third Funds (the "Funds") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusettes business trust. At October 31, 2006, the Funds consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these schedules of portfolio investments.

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Fund") Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM)
Fifth Third LifeModel ModeratelyAggressive FundSM ("LifeModel Moderately
   Aggressive FundSM)
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM)
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
   Conservative FundSM)
Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM) Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Income Fund ("Dividend Growth Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
   Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund,

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS-- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on the trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $3,294,450 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

Pursuant to and exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled, which in turn the cash may then be invested in a pool of short term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at October 31, 2006. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fifth Third Funds
            ------------------------------------------------------------------

By (Signature and Title) /s/ Aaron J. Masek          Aaron J. Masek, Treasurer
                         -----------------------------------------------------

Date  December 22, 2006
      ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan C. Haft            Bryan C. Haft, President
                         -----------------------------------------------------

Date  December 22, 2006
      -----------------------------


By (Signature and Title) /s/ Aaron J. Masek           Aaron J. Masek, Treasuer
                         -----------------------------------------------------

Date  December 22, 2006
      -----------------------------